EQUITY PORTFOLIOS
                                     ANNUAL
                                     REPORT
                                 TO SHAREHOLDERS
                               SEPTEMBER 30, 1997

                                [GRAPHIC OMITTED]

                              COMPASS CAPITAL FUNDS

                                 [LOGO OMITTED]

                      PURE INVESTMENT STYLE (SERVICE MARK)

            * NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE *


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[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                EQUITY PORTFOLIOS

* LARGE CAP VALUE EQUITY
* LARGE CAP GROWTH EQUITY
* MID-CAP VALUE EQUITY
* MID-CAP GROWTH EQUITY
* SMALL CAP VALUE EQUITY
* SMALL CAP GROWTH EQUITY
* INTERNATIONAL EQUITY
* INTERNATIONAL SMALL CAP EQUITY
* INTERNATIONAL EMERGING MARKETS
* SELECT EQUITY
* INDEX EQUITY
* BALANCED

[GRAPHIC OMITTED}

                                    TABLE OF
                                    CONTENTS


   PRESIDENT'S LETTER.................................................   1
   PORTFOLIO SUMMARIES
         LARGE CAP VALUE EQUITY.......................................   2
         LARGE CAP GROWTH EQUITY......................................   3
         MID-CAP VALUE EQUITY.........................................   4
         MID-CAP GROWTH EQUITY........................................   5
         SMALL CAP VALUE EQUITY.......................................   6
         SMALL CAP GROWTH EQUITY......................................   7
         INTERNATIONAL EQUITY.........................................   8
         INTERNATIONAL SMALL CAP EQUITY...............................   9
         INTERNATIONAL EMERGING MARKETS...............................  10
         SELECT EQUITY................................................  11
         INDEX EQUITY.................................................  12
         BALANCED.....................................................  13
         NOTE ON PERFORMANCE INFORMATION..............................  14
   STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS.................. 15-40
   PORTFOLIO FINANCIAL STATEMENTS
         STATEMENTS OF OPERATIONS................................... 42-43
         STATEMENTS OF CHANGES IN NET ASSETS........................ 44-46
         FINANCIAL HIGHLIGHTS....................................... 48-55
   NOTES TO FINANCIAL STATEMENTS.................................... 56-69
   REPORT OF INDEPENDENT ACCOUNTANTS................................    70
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT.......................... 71-83

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                               PRESIDENT'S LETTER

November 15, 1997

Dear Shareholder:

      We are pleased to present the Annual Report for the Compass Capital Funds for 1997, a year characterized by a bull market for equities and bonds and strong performance by the Compass Capital Funds' portfolios.

      Over the twelve month period ended September 30, 1997, the financial markets exhibited remarkable strength. The stock market broke through to an all-time high this year and overall was up nearly 38% (as measured by the S&P 500 Index), extending one of the longest bull markets in modern times yet another year. At the same time, the bond market's performance reflected low inflation and steady economic growth, producing returns for investors of over 8% (as measured by the Lehman Brothers Aggregate Index).

      Because we know how important it is for you to keep track of your investments, we continue to work hard to make the Annual Report for the Compass Capital Funds easy to read and understand. We have organized the pages into individual summaries for all our funds, highlighting key portfolio management activities for the year. Also included in each summary page is a performance graph which shows how all classes of each portfolio performed versus its benchmark.

      Compass Capital's emphasis on Pure Investment Style(SERVICE MARK) has continued to enable investors to receive actual returns on individual portfolios that are consistent with their expectations. What's more, in our ongoing efforts to develop quality investment products to meet virtually any individual need, we have introduced three new funds since our 1996 Annual Report: Compass Capital Mid-Cap Growth Equity, Compass Capital Mid-Cap Value Equity and Compass Capital International Small Cap Equity Portfolios.

      Compass Capital International Small Cap Equity Portfolio, which was launched on September 26, 1997, seeks to provide strong growth potential and diversification benefits by primarily investing in smaller companies domiciled in industrialized foreign countries -- an asset class that is considered undervalued by many analysts.

      While it may be unrealistic to expect the same magnitude of gains in the stock market as we have enjoyed in recent years, particularly in light of October's global equity market volatility, we believe that equity markets can continue to offer opportunities to disciplined investors.We also see strong opportunities in fixed income products as we believe that historically low inflation rates may enable bond or bond fund investors to earn strong returns.Most importantly, we maintain our core belief - that a disciplined investment strategy will best serve investors in their pursuit of long-term investment goals.

      Thank you for your confidence in Compass Capital Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,


(/S/ KAREN SABATH)

Karen H. Sabath
PRESIDENT, COMPASS CAPITAL GROUP, INC.

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[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                             LARGE CAP VALUE EQUITY
                                   PORTFOLIO


PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $1.4 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER FOCUSES ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE ARE ALSO FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER HAS MAINTAINED AN OVERWEIGHTING IN THE FINANCIAL AND RETAIL SECTORS, INITIATING POSITIONS IN AMERICAN GENERAL AND NATIONSBANK. BOTH STOCKS WERE ATTRACTIVELY VALUED. IN THE CASE OF NATIONSBANK, THE FUND PURCHASED SHARES AFTER THE STOCK DROPPED 15% FROM ITS 1997 HIGH AFTER IT ANNOUNCED PLANS TO ACQUIRE BARNETT BANK.
     (BULLET) PROFITS WERE TAKEN IN TOYS 'R' US AND XEROX, WHICH HAD BEEN SUCCESSFUL HOLDINGS, AND REDEPLOYED INTO THE RETAIL AND TECHNOLOGY SECTORS.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

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                               PLOT POINTS FOLLOW

         Institutional Service  Investor A Investor B Investor C  Russell 1000
            Class       Class     Class      Class      Class      Value Index
 4/20/92   $10,000     $10,000   $ 9,550    $10,000    $10,000      $10,000
 9/30/92     9,881       9,881     9,438      9,881      9,881       10,634
 9/30/93    12,047      12,041    11,497     12,047     12,047       13,331
 9/30/94    12,500      12,465    11,891     12,451     12,451       13,238
 9/30/95    15,715      15,631    14,891     15,590     15,590       16,903
 9/30/96    19,017      18,863    17,947     18,703     18,703       19,936
12/31/96    20,892      20,696    19,711     20,484     20,484       21,925
 3/31/97    21,241      21,042    20,007     20,779     20,778       22,486
 6/30/97    24,155      23,900    22,716     23,671     23,671       26,410
 9/30/97    26,177      25,883    24,592     25,068     25,579       28,420

                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                          1 YEAR       5 YEAR     FROM INCEPTION
  Institutional Class                     37.66%       21.51%         19.32%
  Service Class                           37.22%       21.24%         19.07%
  Investor A Class (Load Adjusted)        30.88%       20.00%         17.96%
  Investor A Class (NAV)                  37.01%       21.11%         18.95%
  Investor B Class (Load Adjusted)        29.88%       20.33%         18.25%
  Investor B Class (NAV)                  36.00%       20.82%         18.69%
  Investor C Class (Load Adjusted)        34.64%       20.82%         18.69%
  Investor C Class (NAV)                  36.00%       20.82%         18.69%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             LARGE CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY

TOTAL NET ASSETS (9/30/97):
     $779.0 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GREATER THAN $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE FUND MAINTAINED AN OVERWEIGHT IN THE TECHNOLOGY SECTOR, PARTICULARLY IN COMPUTER HARDWARE, WHERE THE MANAGER BELIEVES EARNINGS TRENDS ARE LIKELY TO REMAIN FAVORABLE. RECENTLY, THE FUND INCREASED ITS POSITIONS IN INTEL, MIRCOSOFT AND TEXAS INSTRUMENTS.
     (BULLET) THE MANAGER HAS BEEN REDUCING AN OVERWEIGHT IN FINANCIAL STOCKS, WHICH HAVE ALREADY POSTED STRONG PERFORMANCE. THE FUND'S FINANCIAL HOLDINGS REMAIN CONCENTRATED IN BANK STOCKS WHICH HAVE RECENTLY BENEFITED FROM CONSOLIDATION.
     (BULLET) THE FUND HAS BEEN USING PROCEEDS FROM FINANCIAL STOCK SALES TO INCREASE WEIGHTINGS IN PHARMACEUTICALS AND BEVERAGES, WHICH HAD BEEN UNDERWEIGHTED.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

         Institutional Service  Investor A Investor B Investor C  Russell 1000
            Class       Class      Class      Class      Class    Growth Index
11/01/89   $10,000     $10,000    $ 9,550    $10,000    $10,000    $10,000
 9/30/90    10,040      10,040      9,588     10,040     10,040      9,096
 9/30/91    11,993      11,993     11,453     11,993     11,993     12,167
 9/30/92    12,581      12,581     12,014     12,580     12,580     13,579
 9/30/93    15,370      15,358     14,650     15,340     15,340     15,646
 9/30/94    13,656      13,638     12,982     13,594     13,594     16,041
 9/30/95    17,736      17,649     16,780     17,571     17,571     20,853
 9/30/96    21,051      20,886     19,832     20,639     20,639     24,958
12/31/96    21,887      21,701     20,592     21,400     21,400     26,948
 3/31/97    21,749      21,546     20,452     21,197     21,197     27,365
 6/30/97    25,870      25,621     24,305     25,150     25,150     32,540
 9/30/97    28,144      27,858     26,412     27,281     27,281     34,987


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                        1 YEAR       5 YEAR      FROM INCEPTION
  Institutional Class                   33.69%       17.47%           13.96%
  Service Class                         33.38%       17.23%           13.81%
  Investor A Class (Load Adjusted)      27.22%       15.99%           13.04%
  Investor A Class (NAV)                33.18%       17.07%           13.70%
  Investor B Class (Load Adjusted)      26.23%       16.27%           13.51%
  Investor B Class (NAV)                32.18%       16.74%           13.51%
  Investor C Class (Load Adjusted)      30.86%       16.74%           13.51%
  Investor C Class (NAV)                32.18%       16.74%           13.51%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

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[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                              MID-CAP VALUE EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $134.9 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER FOCUSES ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS BETWEEN $1 BILLION AND $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE ARE ALSO FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER'S RECENT OVERWEIGHTING IN THE BASIC MATERIALS AND CONSUMER STAPLES SECTORS CONTRIBUTED TO STRONG FUND PERFORMANCE VERSUS ITS BENCHMARK.
     (BULLET) STOCK SELECTION BENEFITED FROM TWO PROPOSED MERGER TRANSACTIONS DURING THE QUARTER: DRUG DISTRIBUTION COMPANY BERGEN BRUNSWIG AGREED TO MERGE WITH CARDINAL HEALTH, AND SIGNET CORP. AGREED TO BE BOUGHT BY FIRST UNION CORP. BOTH BERGEN AND SIGNET STOCK PRICES ROSE SUBSTANTIALLY FOLLOWING THE NEWS.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE
      EQUITY PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX FROM INCEPTION.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

         Institutional  Service Investor A Investor B Investor C Russell Mid Cap
             Class       Class    Class      Class      Class      Value Index
12/31/96    $10,000     $10,000   $ 9,550    $10,000   $10,000      $10,000
 3/31/97     10,084      10,071     9,617     10,065    10,065       10,169
 6/30/97     11,383      11,363    10,838     11,328    11,328       11,450
 9/30/97     12,910      12,881    12,273     12,246    12,695       12,910


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 YEAR            FROM INCEPTION
  Institutional Class                           N/A                29.11%
  Service Class                                 N/A                28.81%
  Investor A Class (Load Adjusted)              N/A                22.74%
  Investor A Class (NAV)                        N/A                28.51%
  Investor B Class (Load Adjusted)              N/A                22.41%
  Investor B Class (NAV)                        N/A                28.23%
  Investor C Class (Load Adjusted)              N/A                26.92%
  Investor C Class (NAV)                        N/A                28.23%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITTUIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                              MID-CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY

TOTAL NET ASSETS (9/30/97):
     $136.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $1 BILLION AND $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE FUND INCREASED PORTFOLIO WEIGHTINGS IN THE ENERGY AND TECHNOLOGY SECTORS TO OVERWEIGHTED VERSUS THE BENCHMARK, WHICH BENEFITED RETURNS OVER THE PERIOD.
     (BULLET) THESE INCREASES WERE FINANCED BY REDUCTIONS IN THE FINANCE, CONSUMER SERVICE AND RETAIL SECTORS.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH
     EQUITY PORTFOLIO AND THE RUSSELL MID CAP GROWTH INDEX FROM INCEPTION.

                                [GRAPHIC OMITTED]
                               PLOTS POINTS FOLLOW

         Institutional Service Investor A Investor B Investor C  Russell Mid Cap
             Class      Class    Class      Class      Class      Growth Index
12/31/96    $10,000    $10,000  $ 9,550    $10,000    $10,000       $10,000
 3/31/97      8,894      8,894    8,484      8,884      8,884         9,615
 6/30/97     10,528     10,507   10,025     10,488     10,488        11,030
 9/30/97     12,151     12,121   11,547     11,518     11,940        11,860


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 YEAR            FROM INCEPTION
  Institutional Class                           N/A                22.00%
  Service Class                                 N/A                21.70%
  Investor A Class (Load Adjusted)              N/A                15.95%
  Investor A Class (NAV)                        N/A                21.40%
  Investor B Class (Load Adjusted)              N/A                15.70%
  Investor B Class (NAV)                        N/A                21.10%
  Investor C Class (Load Adjusted)              N/A                19.90%
  Investor C Class (NAV)                        N/A                21.10%

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITTUIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

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[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             SMALL CAP VALUE EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $479.5 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN SMALL CAP EQUITY SECURITIES CONSIDERED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER FOCUSES ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE ARE ALSO FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) STOCK SELECTION PROVIDED MOST OF THE FUND'S EXCESS RETURN VERSUS ITS BENCHMARK. IN PARTICULAR, TWO PROPOSED MERGERS IN SEPTEMBER BOOSTED RETURNS:
HUDSON FOODS AGREED TO BE BOUGHT BY TYSON FOODS AND ML BANCORP AGREED TO MERGE INTO SOVEREIGN BANCORP.
     (BULLET) SECTOR SELECTION ALSO AIDED RETURNS DUE TO THE FUND'S UNDERWEIGHT IN UTILITY STOCKS AND OVERWEIGHT IN TECHNOLOGY HOLDINGS VERSUS THE BENCHMARK.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT
                             EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

         Institutional  Service Investor A Investor B Investor C  Russell 2000
              Class      Class    Class      Class      Class     Value Index
 4/13/92     $10,000    $10,000  $ 9,550    $10,000    $10,000     $10,000
 9/30/92      10,150     10,150    9,694     10,150     10,150       9,933.34
 9/30/93      13,232     13,232   12,636     13,232     13,232      13,225.3
 9/30/94      14,062     14,021   13,378     14,008     14,008      13,603.2
 9/30/95      16,512     16,426   15,643     16,295     16,295      16,783.2
 9/30/96      18,600     18,448   17,528     18,143     18,143      18,990.5
12/31/96      20,371     20,202   19,200     19,825     19,825      19,978.5
 3/31/97      20,208     20,015   19,014     19,601     19,601      18,946.4
 6/30/97      23,964     23,705   22,528     23,166     23,166      21,805
 9/30/97      27,410     27,109   25,740     26,161     26,426      24,616


                           AVERAGE ANNUAL TOTAL RETURN

                                          1 YEAR       5 YEAR     FROM INCEPTION
  Institutional Class                     47.36%       21.98%          20.24%
  Service Class                           46.95%       21.71%          19.99%
  Investor A Class (Load Adjusted)        40.26%       20.46%          18.86%
  Investor A Class (NAV)                  46.85%       21.57%          19.87%
  Investor B Class (Load Adjusted)        39.14%       20.61%          19.00%
  Investor B Class (NAV)                  45.67%       21.09%          19.44%
  Investor C Class (Load Adjusted)        44.21%       21.09%          19.44%
  Investor C Class (NAV)                  45.67%       21.09%          19.44%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             SMALL CAP GROWTH EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PNC EQUITY ADVISORS COMPANY

TOTAL NET ASSETS (9/30/97):
     $832.7 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES CONSIDERED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $1 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER INCREASED THE PORTFOLIO'S EXPOSURE TO THE ENERGY AND TECHNOLOGY SECTORS AND REDUCED EXPOSURE TO FINANCE, CONSUMER SERVICES AND HEALTHCARE.
     (BULLET) SECTOR SELECTION AIDED FUND PERFORMANCE, AS THE OVERWEIGHT POSITIONS VERSUS THE BENCHMARK IN ENERGY AND TECHNOLOGY BOOSTED RETURNS.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE
                 RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT
                              EACH FISCAL YEAR END.

                                 [GRAPH OMITTED]
                               PLOT POINTS FOLLOW

         Institutional  Service Investor A Investor B Investor C  Russell 2000
              Class      Class    Class      Class      Class     Growth Index
 9/14/93     $10,000    $10,000  $ 9,550    $10,000   $10,000       $10,000
 9/30/93      10,470     10,470    9,999     10,470    10,470        10,141
 9/30/94      10,168     10,144    9,665     10,121    10,121        10,231
 9/30/95      15,099     15,026   14,306     14,981    14,981        13,111
 9/30/96      22,025     21,809   20,718     21,535    21,535        14,763
12/31/96      21,331     21,109   20,041     20,784    20,783        14,803
 3/31/97      17,182     16,988   16,115     16,691    16,691        13,240
 6/30/97      20,921     20,678   19,608     20,267    20,266        15,564
 9/30/97      25,524     25,197   23,883     23,911    24,650        18,197

                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                               1 YEAR           FROM INCEPTION
  Institutional Class                          15.89%              26.06%
  Service Class                                15.54%              25.66%
  Investor A Class (Load Adjusted)             10.11%              24.00%
  Investor A Class (NAV)                       15.28%              25.42%
  Investor B Class (Load Adjusted)              9.32%              24.04%
  Investor B Class (NAV)                       14.47%              24.98%
  Investor C Class (Load Adjusted)             13.33%              24.98%
  Investor C Class (NAV)                       14.47%              24.98%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                              INTERNATIONAL EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     CASTLEINTERNATIONAL ASSET MANAGEMENT LIMITED

TOTAL NET ASSETS (9/30/97):
     $661 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND THE FAR EAST INDEX ("EAFE")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER INCREASED THE FUND'S EXPOSURE TO CONTINENTAL EUROPE OVER THE PERIOD IN RESPONSE TO THE REGION'S FAVORABLE ECONOMIC ENVIRONMENT.
     (BULLET) THE U.K. ALLOCATION WAS ALSO INCREASED AS U.K. EQUITIES HAVE PERFORMED WELL AND THE MANAGER BELIEVES THEY CONTINUE TO HOLD GOOD VALUE.
     (BULLET) THE FUND'S WEIGHTING TO JAPAN WAS REDUCED FOLLOWING STRONG SECOND QUARTER PERFORMANCE. THIS PROVED BENEFICIAL AS THAT MARKET DROPPED SHARPLY DURING THE THIRD QUARTER.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

         Institutional  Service Investor A Investor B Investor C
              Class      Class    Class      Class      Class       EAFE Index
 4/27/92     $10,000    $10,000  $ 9,500    $10,000    $10,000       $10,000
 9/30/92       9,939      9,939    9,442      9,939      9,939         9,682
 9/30/93      12,693     12,693   12,057     12,693     12,693        12,273
 9/30/94      14,053     14,006   13,291     13,991     13,991        13,513
 9/30/95      14,399     14,317   13,558     14,184     14,184        14,337
 9/30/96      15,553     15,420   14,586     15,150     15,150        15,616
12/31/96      16,076     15,927   15,066     15,623     15,623        15,876
 3/31/97      15,966     15,794   14,939     15,466     15,466        15,638
 6/30/97      17,699     17,501   16,530     17,095     17,095        17,679
 9/30/97      17,869     17,658   16,679     17,043     17,215        17,566

                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                        1 YEAR      5 YEAR    FROM INCEPTION
  Institutional Class                   14.88%      12.45%         11.28%
  Service Class                         14.52%      12.19%         11.03%
  Investor A Class (Load Adjusted)       8.67%      10.91%          9.88%
  Investor A Class (NAV)                14.36%      12.06%         10.92%
  Investor B Class (Load Adjusted)       8.50%      11.17%         10.11%
  Investor B Class (NAV)                13.63%      11.62%         10.52%
  Investor C Class (Load Adjusted)      12.49%      11.62%         10.52%
  Investor C Class (NAV)                13.63%      11.62%         10.52%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                         INTERNATIONAL SMALL CAP EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     CASTLEINTERNATIONAL ASSET MANAGEMENT LIMITED

TOTAL NET ASSETS (9/30/97):
     $16.6 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN A PORTFOLIO OF EQUITY SECURITIES OF SMALL CAP ISSUERS LOCATED IN FOREIGN COUNTRIES. THE PORTFOLIO WILL PURSUE NON-DOLLAR DENOMINATED STOCKS PRIMARILY OF ISSUES IN COUNTRIES INCLUDED IN THE SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX. IN ADDITION, THERE MAY ALSO, ON OCCASION, BE LIMITED (UP TO 20%) EXPOSURE TO SMALL CAP STOCKS OF ISSUERS IN EMERGING MARKETS.

RECENT  PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) SINCE ITS INITIAL FUNDING ON SEPTEMBER 26, 1997, THE PORTFOLIO HAS BEEN CONCENTRATED IN THE U.K. AND CONTINENTAL EUROPE DUE TO THE MANAGER'S SHORT-TERM FAVORABLE OUTLOOK.
     (BULLET) ADDITIONAL FUNDS WILL BE INVESTED IN JAPAN AND OTHER PACIFIC MARKETS; HOWEVER, THE MANAGER EXPECTS TO INITIALLY UNDERWEIGHT THESE MARKETS RELATIVE TO THE FUND'S BENCHMARK.
     (BULLET) THE EMERGING MARKETS EXPOSURE IS CURRENTLY BELOW 5%, WELL BELOW THE MAXIMUM ALLOWABLE LEVEL OF 20%.

               TOTAL RETURN PERFORMANCE INFORMATION NOT REFLECTED.
                        FUND INCEPTION DATE WAS 9/26/97.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                         INTERNATIONAL EMERGING MARKETS
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     CASTLEINTERNATIONAL ASSET MANAGEMENT LIMITED

TOTAL NET ASSETS (9/30/97):
     $188.5 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE EMERGING OR DEVELOPING BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER MAINTAINED AN UNDERWEIGHT POSITION IN THE ASIAN MARKETS THROUGHOUT THE PERIOD, WHICH PROVED BENEFICIAL AS ECONOMIC, POLITICAL AND INTEREST RATE CONCERNS CAUSED CURRENCIES IN MANY OF THESE MARKETS TO DROP SHARPLY.
     (BULLET) THE PORTFOLIO MOVED TO OVERWEIGHT POSITIONS IN BRAZIL, SOUTH AFRICA AND CHINA.
     (BULLET) PROFITS WERE TAKEN IN GREECE AFTER THE MARKET REACTED POSITIVELY TO NEWS THAT ATHENS WOULD HOST THE 2004 OLYMPIC GAMES.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT
                             EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

                                                                       MSCI
         Institutional  Service Investor A Investor B Investor C     Emerging
              Class      Class    Class      Class      Class       Free Index
 6/17/94     $10,000    $10,000  $ 9,500    $10,000   $10,000        $10,000
 9/30/94      10,560     10,550   10,013     10,540    10,540         12,076
 9/30/95       8,478      8,450    7,997      8,418     8,418          9,937
 9/30/96       9,068      9,008    8,514      8,943     8,943         10,456
12/31/96       8,972      8,904    8,416      8,820     8,820         10,394
 3/31/97      10,196     10,113    9,550      9,993     9,993         11,274
 6/30/97      10,953     10,855   10,242     10,703    10,703         12,276
 9/30/97      10,079      9,975    9,409      9,524     9,818         11,175


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR            FROM INCEPTION
  Institutional Class                        11.16%                 0.24%
  Service Class                              10.74%                -0.07%
  Investor A Class (Load Adjusted)            4.97%                -1.83%
  Investor A Class (NAV)                     10.51%                -0.28%
  Investor B Class (Load Adjusted)            4.84%                -1.63%
  Investor B Class (NAV)                      9.78%                -0.56%
  Investor C Class (Load Adjusted)            8.68%                -0.56%
  Investor C Class (NAV)                      9.78%                -0.56%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, SERVICE SHARES AND INVESTOR A SHARES, 6/17/94; INVESTOR B SHARES, 4/25/96; AND INVESTOR C SHARES, 3/21/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                  SELECT EQUITY
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     PROVIDENT CAPITAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $591.8 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE MANAGER HAS MAINTAINED A FOCUS ON SECURITY SELECTION WITHIN INDUSTRIES. IN PARTICULAR, STRONG SECURITY SELECTION IN THE TECHNOLOGY SECTOR (COMPAQ COMPUTER AND TEXAS INSTRUMENTS) HAS BOOSTED FUND PERFORMANCE.
     (BULLET) SOME OF THE FUND'S NON-S&P 500 HOLDINGS (ADAPTEC AND BRINKER INTERNATIONAL) HAVE ADDED STRONG PERFORMANCE.
     (BULLET) RECENT ADDITIONS TO THE FUND INCLUDE LOWES, NATIONSBANK AND PEP BOYS, WHICH THE MANAGER BELIEVES TO BE ATTRACTIVELY VALUED RELATIVE TO COMPETITORS WITHIN THEIR RESPECTIVE INDUSTRIES.

                   COMPARISON OF CHANGE IN VALUE OF A $10,000
                   INVESTMENT IN THE SELECT EQUITY PORTFOLIO
       AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

         Institutional  Service Investor A Investor B Investor C    S&P 500
             Class       Class    Class      Class      Class        Index
 9/13/93    $10,000     $10,000  $ 9,550    $10,000    $10,000      $10,000
 9/30/93      9,970       9,970    9,521      9,970      9,970       10,206
 9/30/94     10,149      10,124    9,659     10,114     10,114       10,369
 9/30/95     12,560      12,497   11,909     12,470     12,470       13,454
 9/30/96     15,052      14,924   14,197     14,822     14,822       16,190
12/31/96     16,467      16,316   15,529     16,160     16,160       17,539
 3/31/97     16,902      16,736   15,922     16,540     16,540       18,009
 6/30/97     19,856      19,649   18,674     19,367     19,367       21,152
 9/30/97     21,448      21,210   20,152     20,435     20,852       22,761

                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                              1 YEAR            FROM INCEPTION
  Institutional Class                         42.50%               20.74%
  Service Class                               42.12%               20.43%
  Investor A Class (Load Adjusted)            35.55%               18.89%
  Investor A Class (NAV)                      41.95%               20.25%
  Investor B Class (Load Adjusted)            34.37%               19.00%
  Investor B Class (NAV)                      40.70%               19.90%
  Investor C Class (Load Adjusted)            39.29%               19.90%
  Investor C Class (NAV)                      40.70%               19.90%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93; SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                  INDEX EQUITY
                                    PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/97):
     $452.0 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE S&P 500 INDEX TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING IN THE U.S. LARGE COMPANY SERIES (THE "INDEX MASTER PORTFOLIO") OF THE DFA INVESTMENT TRUST COMPANY.
     (BULLET) THE PORTFOLIO'S INVESTMENT STRATEGY HAS PRODUCED TOTAL RETURNS THAT HAVE CLOSELY TRACKED THE S&P 500 INDEX MINUS EXPENSES ASSOCIATED WITH EACH SHARE CLASS.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

         Institutional  Service Investor A Investor B Investor C     S&P 500
              Class      Class    Class      Class      Class         Index
 4/20/92     $10,000    $10,000  $ 9,700    $10,000    $10,000       $10,000
 9/30/92      10,162     10,162    9,856     10,162     10,162        10,212
 9/30/93      11,422     11,416   11,072     11,414     11,414        11,539
 9/30/94      11,773     11,738   11,365     11,717     11,717        11,964
 9/30/95      15,222     15,142   14,634     15,087     15,087        15,522
 9/30/96      18,239     18,088   17,461     17,944     17,945        18,677
12/31/96      19,738     19,560   18,889     19,369     19,370        20,235
 3/31/97      20,251     20,053   19,358     19,819     19,819        20,776
 6/30/97      23,759     23,510   22,687     23,186     23,186        24,401
 9/30/97      25,531     24,246   24,357     24,572     24,821        26,258


                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                         1 YEAR    5 YEAR   FROM INCEPTION
  Institutional Class                    39.98%    20.23%       18.76%
  Service Class                          39.58%    19.96%       18.51%
  Investor A Class (Load Adjusted)       35.31%    19.11%       17.74%
  Investor A Class (NAV)                 39.49%    19.84%       18.40%
  Investor B Class (Load Adjusted)       32.09%    19.07%       17.71%
  Investor B Class (NAV)                 38.31%    19.56%       18.14%
  Investor C Class (Load Adjusted)       36.93%    19.56%       18.14%
  Investor C Class (NAV)                 38.31%    19.56%       18.14%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                    BALANCED
                                    PORTFOLIO

PORTFOLIO SUB-ADVISOR:
     Equity Portion: PROVIDENT CAPITAL MANAGEMENT, INC.
     Fixed Income Portion: BLACKROCK FINANCIAL MANAGEMENT, INC.

TOTAL NET ASSETS (9/30/97):
     $318.7 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT GRADE INDEX

INVESTMENT APPROACH:
     HOLDS A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO WILL TYPICALLY MAINTAIN A 65% EQUITY AND 35% FIXED INCOME ASSET ALLOCATION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) WITHIN THE EQUITY PORTION, TECHNOLOGY AND FINANCIAL STOCKS WERE AGAIN THE BEST PERFORMING SECTORS. IN PARTICULAR, COMPUTER HARDWARE COMPANIES (COMPAQ AND IBM) AND BANK AND BROKERAGE HOLDINGS POSTED EXCELLENT RETURNS. OTHER SEGMENTS THAT HAVE RECENTLY TURNED IN STRONG PERFORMANCE INCLUDE RETAIL AND LONG-DISTANCE TELEPHONE, WHERE THE PORTFOLIO'S VALUE ORIENTED POSITIONS IN K-MART AND AT&T HELPED BOOST RETURNS.
     (BULLET) WITHIN THE FIXED INCOME PORTION, THE PORTFOLIO'S EXPOSURE TO MOST SECTORS OF THE RESIDENTIAL MORTGAGE-BACKED SECURITY (MBS) MARKET WAS SUBSTANTIALLY REDUCED DUE TO HEIGHTENED PREPAYMENT FEARS.THE MANAGER USED THE MBS PROCEEDS TO INCREASE COMMERCIAL MORTGAGE-BACKED SECURITY AND FHA CONSTRUCTION LOAN HOLDINGS, WHICH OFFER A YIELD PREMIUM OVER U.S. TREASURIES.THE PORTFOLIO ENDED THE PERIOD WITH A LONGER DURATION (INTEREST RATE SENSITIVITY) THAN THE BENCHMARK, REFLECTING THE MANAGER'S POSITIVE VIEW ON INTEREST RATES AND INFLATION.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO AND S&P 500 /SALOMON BIG INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                                [GRAPHIC OMITTED]
                               PLOT POINTS FOLLOW

                                                                   65% S&P 500,
         Institutional  Service Investor A Investor B Investor C   35% Salomon
              Class      Class    Class      Class      Class       BIG Index
 5/14/90    $10,000     $10,000  $ 9,550    $10,000    $10,000       $10,000
 6/30/90     10,240      10,240    9,779     10,240     10,240        10,304
 9/30/90      9,236       9,236    8,821      9,236      9,236         9,875
12/31/90      9,998       9,998    9,548      9,998      9,998        10,510
 3/31/91     10,827      10,827   10,340     10,827     10,827        11,227
 6/30/91     10,796      10,796   10,310     10,796     10,796        11,347
 9/30/91     11,459      11,459   10,943     11,459     11,459        11,978
12/31/91     12,243      12,243   11,692     12,243     12,243        12,720
 3/31/92     12,165      12,165   11,618     12,165     12,165        12,512
 6/30/92     12,469      12,469   11,908     12,469     12,469        12,923
 9/30/92     13,197      13,197   12,603     13,197     13,197        13,426
12/31/92     13,690      13,690   13,074     13,690     13,690        13,689
 3/31/93     14,160      14,160   13,523     14,160     14,160        14,269
 6/30/93     14,481      14,481   13,829     14,481     14,481        14,549
 9/30/93     14,894      14,888   14,215     14,885     14,885        14,929
12/31/93     15,309      15,294   14,600     15,288     15,288        15,053
 3/31/94     14,821      14,797   14,109     14,774     14,774        14,580
 6/30/94     14,647      14,615   13,941     14,598     14,598        14,507
 9/30/94     14,875      14,833   14,144     14,810     14,810        14,806
12/31/94     14,827      14,776   14,082     14,725     14,725        14,842
 3/31/95     15,802      15,741   14,996     15,666     15,666        15,837
 6/30/95     16,989      16,910   16,105     16,788     16,788        16,994
 9/30/95     17,900      17,789   16,950     17,640     17,640        17,673
12/31/95     18,936      18,805   17,914     18,613     18,613        18,543
 3/31/96     19,418      19,285   18,351     19,033     19,033        18,683
 6/30/96     20,002      19,837   18,884     19,547     19,547        19,033
 9/30/96     20,484      20,301   19,320     19,956     19,956        19,466
12/31/96     21,871      21,661   20,609     21,245     21,245        20,415
 3/31/97     22,142      21,913   20,844     21,452     21,452        20,537
 6/30/97     25,000      24,728   23,517     24,272     24,272        23,104
 9/30/97     26,306      25,999   24,721     25,462     25,462        24,530

                      FOR PERIOD ENDING SEPTEMBER 30, 1997

                           AVERAGE ANNUAL TOTAL RETURN
                                          1 YEAR      5 YEAR   FROM INCEPTION
  Institutional Class                     28.43%      14.80%      13.99%
  Service Class                           28.07%      14.52%      13.80%
  Investor A Class (Load Adjusted)        22.19%      13.38%      13.03%
  Investor A Class (NAV)                  27.93%      14.42%      13.73%
  Investor B Class (Load Adjusted)        21.21%      13.47%      13.42%
  Investor B Class (NAV)                  26.95%      13.93%      13.42%
  Investor C Class (Load Adjusted)        25.68%      13.93%      13.42%
  Investor C Class (NAV)                  26.95%      13.93%      13.42%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 14 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.
     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.
     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE EQUITY PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 1997, the following Portfolios of Compass Capital Funds declared the following dividends from realized capital gains:

                                                   SHORT-TERM       LONG-TERM
                                                  CAPITAL GAIN,   CAPITAL GAIN,
                                                    PER SHARE       PER SHARE
                                                  -------------   -------------
     Large Cap Value Equity Portfolio ............   $0.5668         $1.9579
     Large Cap Growth Equity Portfolio ...........        --          0.7400
     Small Cap Value Equity Portfolio ............    0.3291          1.8453
     Small Cap Growth Equity Portfolio ...........        --          1.4932
     International Equity Portfolio ..............    0.2590          0.1505
     Select Equity Portfolio .....................    0.4650          0.7450
     Index Equity Portfolio ......................    0.0607          0.6182
     Balanced Portfolio ..........................    0.0300          0.4900

FOR CORPORATE SHAREHOLDERS ONLY:
     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 1997 which qualify for the corporate dividends received deduction is as follows:

     Large Cap Value Equity Portfolio ..........................  100.0%
     Large Cap Growth Equity Portfolio .........................  100.0
     Mid-Cap Value Equity Portfolio ............................  100.0
     Small Cap Value Equity Portfolio ..........................  100.0
     Small Cap Growth Equity Portfolio .........................   37.4
     Select Equity Portfolio ...................................  100.0
     Balanced Portfolio ........................................   45.8

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY AND INTERNATIONAL EMERGING MARKETS PORTFOLIOS.
     During the fiscal year ended September 30, 1997, the International Equity Portfolio distributed $12,352,962 of foreign source income on which the Portfolio paid foreign taxes of $858,683 and International Emerging Markets Portfolio distributed $791,133 of foreign source income on which the Portfolio paid foreign taxes of $124,358. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                        LARGE CAP VALUE EQUITY PORTFOLIO
                        (FORMERLY KNOWN AS VALUE EQUITY)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES       VALUE
                                     ---------     -----------
COMMON STOCKS -- 99.2%
AEROSPACE -- 1.6%
  Allied-Signal, Inc.                 524,400    $  22,287,000
                                                 -------------
AIR TRANSPORTATION -- 1.2%
 #Northwest Airlines Corp. Class A**  402,200       16,691,300
                                                 -------------
BANKS -- 12.2%
  Banc One Corp.                      371,400       20,728,762
  Bank of New York Co., Inc.          304,300       14,606,400
  BankAmerica Corp.                   216,800       15,894,150
 #BankBoston Corp.                    232,840       20,591,787
  Chase Manhattan Corp.               180,900       21,346,200
 #CoreStates Financial Corp.          219,333       14,517,103
  Crestar Financial Corp.             307,700       14,423,437
 #First Chicago NBD Corp.             272,168       20,480,642
 #First Union Corp.                   273,800       13,707,112
  NationsBank, Inc.                   236,900       14,658,187
                                                 -------------
                                                   170,953,780
                                                 -------------
BUSINESS SERVICES -- 1.1%
  Varian Associates, Inc.             241,300       14,990,762
                                                 -------------
CHEMICALS -- 4.5%
  Dow Chemical Co.                    183,300       16,623,019
  E.I. du Pont de Nemours & Co.       189,650       11,675,328
 #IMC Fertilizer Group, Inc.          574,000       20,233,500
 #PPG Industries, Inc.                235,300       14,750,369
                                                 -------------
                                                    63,282,216
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 3.0%
 #Ikon Office Solutions, Inc.         497,600       12,719,900
  Seagate Technology, Inc.**          398,100       14,381,362
  Xerox Corp.                         174,200       14,665,462
                                                 -------------
                                                    41,766,724
                                                 -------------
CONSUMER DURABLES -- 1.7%
 #Black & Decker Corp.                636,000       23,691,000
                                                 -------------
CONTAINERS -- 0.5%
  Crown Cork & Seal Co., Inc.**       152,100        7,015,612
                                                 -------------
ELECTRONICS -- 3.9%
  Avnet, Inc.                         173,100       11,002,669
  General Electric Co.                248,000       16,879,500
  Rockwell International Corp.        200,500       12,618,969
 #Texas Instruments, Inc.             105,800       14,296,225
                                                 -------------
                                                    54,797,363
                                                 -------------
ENERGY & UTILITIES -- 6.5%
  Entergy Corp.                       395,900       10,318,144
 #FPL Group, Inc.                     401,600       20,582,000
  NIPSCO Industries, Inc.             286,600       12,073,025
  Pacificorp                          598,700       13,395,912
  PECO Energy Co.                     273,700        6,414,844
  Southern Co.                        962,100       21,707,381
 #Unicom Corp.                        284,630        6,653,226
                                                 -------------
                                                    91,144,532
                                                 -------------
FINANCE -- 5.7%
  AMBAC Financial Group, Inc.         261,800       10,651,987
  Fleet Financial Group, Inc.         202,300       13,263,294
  H & R Block, Inc.                   419,100       16,187,737
  Morgan Stanley, Dean Witter,
    Discover & Co.                    541,172       29,257,111
  Washington Mutual, Inc.             165,800       11,564,550
                                                 -------------
                                                    80,924,679
                                                 -------------

                                      NUMBER
                                     OF SHARES       VALUE
                                     ----------   ------------
FOOD & AGRICULTURE -- 1.3%
  Archer Daniels Midland Co.          741,184    $  17,742,104
                                                 -------------
INSURANCE -- 5.5%
  Aetna, Inc.                         147,700       12,028,319
  Allstate Corp.                      154,024       12,379,679
  American General Corp.              256,300       13,295,562
  Chubb Corp.                         234,300       16,649,944
  Cigna Corp.                          54,700       10,187,875
  MBIA, Inc.                           53,100        6,660,731
  USF&G Corp.                         287,000        6,583,063
                                                 -------------
                                                    77,785,173
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 2.9%
  Cooper Industries, Inc.             243,000       13,137,188
  Deere & Co.                         346,500       18,624,375
 #Dover Corp.                         136,200        9,244,575
                                                 -------------
                                                    41,006,138
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 1.4%
  Columbia Healthcare Corp.           262,700        7,552,625
 #Foundation Health Systems, Inc.**   364,500       11,664,000
                                                 -------------
                                                    19,216,625
                                                 -------------
METAL & MINING -- 2.3%
 #Aluminum Co. of America             140,000       11,480,000
  Phelps Dodge Corp.                  162,400       12,606,300
  Reynolds Metals Co.                 112,300        7,952,244
                                                 -------------
                                                    32,038,544
                                                 -------------
MOTOR VEHICLES -- 6.1%
  Chrysler Corp.                      411,800       15,159,388
  Dana Corp.                          405,100       20,001,813
  Ford Motor Co.                      401,500       18,167,875
  General Motors Corp.                201,804       13,508,255
  Goodyear Tire & Rubber Co.          269,300       18,514,375
                                                 -------------
                                                    85,351,706
                                                 -------------
OIL & GAS -- 9.3%
 #Atlantic Richfield Co.              189,400       16,181,863
 #British Petroleum Co., PLC ADR      135,600       12,314,175
 #Chevron Corp.                       185,500       15,431,281
  Exxon Corp.                         223,100       14,292,344
  Mobil Corp.                         172,200       12,742,800
  Phillips Petroleum Co.              289,400       14,940,275
  Royal Dutch Petroleum Co.           404,400       22,444,200
  Tenneco, Inc.                       142,300        6,812,613
  Ultramar Diamond Shamrock Corp.     507,464       16,397,430
                                                 -------------
                                                   131,556,981
                                                 -------------
PAPER & FOREST PRODUCTS -- 2.5%
  Champion International Corp.        170,200       10,371,563
 #International Paper Co.             182,700       10,059,919
  Kimberly-Clark Corp.**              306,900       15,018,919
                                                 -------------
                                                    35,450,401
                                                 -------------
PHARMACEUTICALS -- 3.2%
  American Home Products Corp.        110,300        8,051,900
  Bristol-Myers Squibb Co.            164,400       13,604,100
  Merck & Co., Inc.                   113,850       11,377,884
  Pharmacia & Upjohn, Inc.            347,600       12,687,400
                                                 -------------
                                                    45,721,284
                                                 -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)
                        (FORMERLY KNOWN AS VALUE EQUITY)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES       VALUE
                                     ----------    -----------
COMMON STOCKS (CONTINUED)
RETAIL MERCHANDISING -- 8.0%
  Albertson's, Inc.                   385,200     $ 13,433,850
 #Federated Department Stores, Inc.** 373,300       16,098,563
  J.C. Penney Co., Inc.               417,200       24,301,900
 #K Mart Corp.**                      667,200        9,340,800
  Kroger Co.                          486,700       14,692,256
  Limited, Inc.                       479,700       11,722,669
  Lowe's Cos., Inc.                   379,800       14,764,725
 #Toys "R" Us, Inc.**                 225,700        8,012,350
                                                 -------------
                                                   112,367,113
                                                 -------------
TELECOMMUNICATIONS -- 9.3%
  AT&T Corp.                          468,800       20,773,700
  Bell Atlantic Corp.                 453,679       36,492,805
  GTE Corp.                           418,600       18,993,975
  SBC Communications, Inc.            193,985       11,905,829
  Sprint Corp.                        437,900       21,895,000
  US West Communications Group        535,000       20,597,500
                                                 -------------
                                                   130,658,809
                                                 -------------
TEXTILES -- 0.9%
  Fruit of the Loom, Inc.**           443,300       12,467,813
                                                 -------------
TOBACCO -- 3.2%
  Philip Morris Cos., Inc.            662,100       27,518,531
  UST, Inc.                           594,600       18,172,463
                                                 -------------
                                                    45,690,994
                                                 -------------
TRANSPORTATION -- 1.4%
  CSX Corp.                           210,300       12,302,550
  Norfolk Southern Corp.               78,400        8,094,800
                                                 -------------
                                                    20,397,350
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $1,037,294,465)                          1,394,996,003
                                                 -------------
                                        PAR
                          MATURITY     (000)
                          --------    -------
SHORT TERM INVESTMENTS -- 1.2%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     6.05%                10/01/97    $12,000       12,000,000
   Smith Barney Money Market Fund       5,431        5,431,377
                                                 -------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $17,431,376)                                17,431,377
                                                 -------------


                                                     VALUE
                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,054,725,841*)               100.4%   $1,412,427,380

LIABILITIES IN EXCESS OF
  OTHER ASSETS                          (0.4%)      (5,501,721)
                                       ------   --------------
NET ASSETS (Applicable to 42,417,278
  Institutional shares, 33,979,079 Service
  shares, 2,690,305 Investor A shares,
  1,133,899 Investor B shares and 81,878
  Investor C shares outstanding)       100.0%   $1,406,925,659
                                       ======   ==============

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($743,404,678 (DIVIDE) 42,417,278)                    $17.53
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($595,188,865 (DIVIDE) 33,979,079)                    $17.52
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($47,130,883 (DIVIDE) 2,690,305)                      $17.52
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($17.52 (DIVIDE) .955)                                $18.34
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($19,773,281 (DIVIDE) 1,133,899)                      $17.44
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($1,427,952 (DIVIDE) 81,878)                          $17.44
                                                        ======


---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $365,496,977
    Gross unrealized depreciation                   (7,795,438)
                                                  ------------
                                                  $357,701,539
                                                  ============
** Non-income producing security.
 # Total or partial securities on loan.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                        LARGE CAP GROWTH EQUITY PORTFOLIO
                        (FORMERLY KNOWN AS GROWTH EQUITY)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    -------------
COMMON STOCKS -- 96.6%
ADVERTISING -- 0.8%
  Omnicom Group, Inc.                  81,100     $  5,900,025
                                                  ------------
AEROSPACE -- 2.1%
  Allied-Signal, Inc.                 114,200        4,853,500
  Boeing Co.                          124,540        6,779,646
 #United Technologies Corp.            57,100        4,625,100
                                                  ------------
                                                    16,258,246
                                                  ------------
BANKS -- 4.1%
  BankAmerica Corp.                    89,000        6,524,812
  Chase Manhattan Corp.                85,100       10,041,800
  H.F. Ahmanson & Co.                  71,200        4,045,050
  MBNA Corp.                          103,700        4,199,850
  Wells Fargo & Co.                    25,000        6,875,000
                                                  ------------
                                                    31,686,512
                                                  ------------
BEVERAGES -- 2.7%
  Panamerican Beverages, Inc.
     Class A                          227,200        8,875,000
  Pepsico, Inc.                       300,400       12,184,975
                                                  ------------
                                                    21,059,975
                                                  ------------
BROADCASTING -- 2.0%
  Chancellor Media Corp.               90,200        4,746,775
  Clear Channel Communications,
     Inc.**                           169,000       10,963,875
                                                  ------------
                                                    15,710,650
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 14.6%
  3Com Corp.**                        151,000        7,738,750
  Cisco Systems, Inc.**               327,400       23,920,662
  Compaq Computer Corp.**             238,300       17,812,925
  Computer Associates International,
    Inc.                               90,200        6,477,487
  Dell Computer Corp.**               118,300       11,460,312
 #Gateway 2000, Inc.**                 51,200        1,609,600
  Harris Corp.                         85,800        3,925,350
  HBO & Co.                           364,200       13,748,550
  International Business Machines
    Corp.                              56,100        5,943,094
 #Quantum Corp.**                     297,500       11,397,969
 #Read-Rite Corporation**             138,500        3,393,250
 #Western Digital Corp.**             154,300        6,181,644
                                                  ------------
                                                   113,609,593
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 4.6%
 #First Data Corp.                    109,900        4,128,119
  Gulfstream Aerospace Corp.**        133,300        3,865,700
  Microsoft Corp.**                   126,900       16,790,456
 #Parametric Technology Corp.**       250,600       11,057,725
                                                  ------------
                                                    35,842,000
                                                  ------------
CONTAINERS -- 0.6%
  Crown Cork & Seal Co., Inc.         102,500        4,727,812
                                                  ------------
ELECTRONICS -- 11.5%
 #Adaptec, Inc.**                     145,400        6,797,450
  General Electric Co.                308,600       21,004,087
  Intel Corp.                         437,100       40,349,794
  Motorola, Inc.                       55,800        4,010,625
 #Nokia Corp., ADR                    118,900       11,154,306
  Texas Instruments, Inc.              47,200        6,377,900
                                                  ------------
                                                    89,694,162
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------   ------------
ENTERTAINMENT & LEISURE -- 2.6%
  Carnival Corp., Class A              45,100      $ 2,085,875
 #Circus Circus Enterprises, Inc.**   153,100        3,856,206
  Marriott International, Inc.         60,500        4,299,281
 #Mirage Resorts, Inc.**               242,300        7,299,287
  Walt Disney Co.                      35,200        2,838,000
                                                  ------------
                                                    20,378,649
                                                  ------------
FINANCE -- 3.4%
  Citicorp                             28,900        3,870,794
  Federal National Mortgage
    Association                       178,500        8,389,500
  Household International, Inc.        52,400        5,931,025
  Washington Mutual, Inc.             113,850        7,941,037
                                                  ------------
                                                    26,132,356
                                                  ------------
FINANCIAL SERVICES -- 0.5%
  Travelers Group, Inc.                58,800        4,013,100
                                                  ------------
FOOD & AGRICULTURE -- 1.6%
  Conagra, Inc.                       125,100        8,256,600
  Tyson Foods, Inc.                   180,300        4,225,781
                                                  ------------
                                                    12,482,381
                                                  ------------
INSURANCE -- 3.9%
  Ace, Ltd.                            73,900        6,946,600
  Aetna, Inc.                          63,100        5,138,706
  Allstate Corp.                       50,300        4,042,862
  American International Group, Inc.   53,750        5,546,328
  General Re Corp.                     10,000        1,985,000
  Mid Ocean, Ltd.                     104,300        6,610,013
                                                  ------------
                                                    30,269,509
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 1.2%
  Applied Materials, Inc.              40,300        3,838,575
  Illinois Tool Works, Inc.           120,100        6,005,000
                                                  ------------
                                                     9,843,575
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 4.9%
  Healthsouth Corp.**                 494,300       13,191,631
 #Medpartners, Inc.**                 138,471        2,968,472
  Medtronic, Inc.                     154,200        7,247,400
 #United Healthcare Corp.             177,700        8,885,000
 #Wellpoint Health Networks, Inc.**   100,700        5,834,306
                                                  ------------
                                                    38,126,809
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 1.2%
 #Boston Scientific Corp.**            41,500        2,290,281
 #Cardinal Health, Inc.                32,000        2,272,000
 #Guidant Corp.                        87,200        4,883,200
                                                  ------------
                                                     9,445,481
                                                  ------------
OIL & GAS -- 2.9%
 #Diamond Offshore Drilling, Inc.**   139,800        7,715,213
  Reading & Bates Corp.**             166,700        6,928,469
  Sante Fe International Corp.**      179,900        8,365,350
                                                  ------------
                                                    23,009,032
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.6%
  Fort James Corp.                     98,000        4,489,625
                                                  ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)
                        (FORMERLY KNOWN AS GROWTH EQUITY)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    ------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS -- 11.2%
  American Home Products Corp.        160,400     $ 11,709,200
  Bristol-Myers Squibb Co.            138,400       11,452,600
  Eli Lilly & Co.                      47,000        5,660,564
  Johnson & Johnson                   259,000       14,924,875
  Merck & Co., Inc.                   124,500       12,442,219
  Pfizer, Inc.                        118,300        7,105,394
  Schering-Plough Corp.               220,200       11,340,300
  Smithkline Beecham PLC               76,400        3,734,050
  Warner-Lambert Co.                   67,400        9,094,788
                                                  ------------
                                                    87,463,990
                                                  ------------
REAL ESTATE -- 2.1%
  Patriot American Hospitality, Inc.  156,701        4,994,858
  Spieker Properties, Inc.            220,400        8,939,975
  Starwood Lodging Trust**             39,000        2,240,063
                                                  ------------
                                                    16,174,896
                                                  ------------
RETAIL MERCHANDISING -- 6.6%
  Dayton Hudson Corp.                  65,000        3,895,938
  Kroger Co.**                        194,400        5,868,450
  Mattel, Inc.                        171,200        5,671,000
  Service Corp. International         344,100       11,075,719
 #Staples, Inc.**                     300,400        8,298,550
  TJX Companies, Inc.                 132,200        4,040,363
  Wal-Mart Stores, Inc.               337,200       12,349,950
                                                  ------------
                                                    51,199,970
                                                  ------------
SOAPS & COSMETICS -- 3.7%
  Avon Products, Inc.                 127,000        7,874,000
 #Colgate-Palmolive Co.               111,700        7,784,094
  Procter & Gamble Co.                190,200       13,135,688
                                                  ------------
                                                    28,793,782
                                                  ------------
TELECOMMUNICATIONS -- 1.3%
 #Oracle Corp.**                      150,075        5,468,358
  World Communications, Inc.**        133,300        4,715,488
                                                  ------------
                                                    10,183,846
                                                  ------------
TOBACCO -- 5.9%
  Philip Morris Cos., Inc.            700,800       29,127,000
  RJR Nabisco Holdings Corp.          492,400       16,926,250
                                                  ------------
                                                    46,053,250
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $503,706,459)                              752,549,226
                                                  ------------

                                          PAR
                            MATURITY     (000)         VALUE
                            --------   ----------  ------------
SHORT TERM INVESTMENTS -- 3.1%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     6.05%                  10/01/97    $23,366    $ 23,366,000
   Smith Barney Money Market Fund             2           1,554
   U.S. Treasury Bills
     4.95%                  12/18/97        750***      742,306
                                                   ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,109,510)                                 24,109,860
                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $527,815,969*)                    99.7%     776,659,086

OTHER ASSETS IN EXCESS OF
  LIABILITIES                              0.3%       2,301,581
                                          -----    ------------
NET ASSETS (Applicable to 25,520,035
  Institutional  shares, 13,860,569 Service
  shares, 1,352,284 Investor A shares,
  423,615 Investor B shares and 11,078
  Investor C shares outstanding)          100.0%   $778,960,667
                                          ======   ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($482,850,683 (DIVIDE) 25,520,035)                     $18.92
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($262,408,953 (DIVIDE) 13,860,569)                     $18.93
                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($25,574,775 (DIVIDE) 1,352,284)                       $18.91
                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($18.91 (DIVIDE) .955)                                 $19.80
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($7,919,171 (DIVIDE) 423,615)                          $18.69
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($207,085 (DIVIDE) 11,078)                             $18.69
                                                         ======

--------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                 $251,459,225
     Gross unrealized depreciation                   (2,616,108)
                                                   ------------
                                                   $248,843,117
                                                   ============
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $696,000 on 40 Standard & Poor's 500 Stock Index futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $19,090,000, thereby resulting in an unrealized gain of $313,578.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES         VALUE
                                     ----------     ------------
COMMON STOCKS -- 94.6%
AIR TRANSPORTATION -- 1.8%
 #Northwest Airlines Corp. Class A**   26,300     $  1,091,450
  UAL Corp.**                          15,200        1,286,300
                                                  ------------
                                                     2,377,750
                                                  ------------
AUTOMOTIVE -- 1.5%
 #Lear Corp.                           39,600        1,950,300
                                                  ------------
BANKS -- 11.1%
  Amsouth Bancorp.                     36,050        1,746,172
  Associated Banc-Corp.                 9,500          428,094
  Charter One Financial                34,300        2,027,987
  Compass Bancshares, Inc.             39,650        1,541,394
  First Hawaiian, Inc.                 37,300        1,482,675
  First Virginia Banks, Inc.           21,750        1,033,125
  Pacific Century Financial Corp.      25,100        1,353,831
  Sovereign Bancorp, Inc.              99,900        1,748,250
  Union Planters Corp.                 26,400        1,475,100
  Washington Federal, Inc.             71,580        2,120,557
                                                  ------------
                                                    14,957,185
                                                  ------------
BUSINESS SERVICES -- 1.4%
  Varian Associates, Inc.              31,000        1,925,875
                                                  ------------
CHEMICALS -- 3.0%
  Albemarle Corp.                      55,800        1,395,000
  Arco Chemical Co.                    30,900        1,405,950
  Ashland, Inc.                        22,500        1,223,437
                                                  ------------
                                                     4,024,387
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 2.9%
  Harris Corp.                         32,400        1,482,300
  Komag, Inc.**                        65,900        1,342,712
  Western Digital Corp.**              25,500        1,021,594
                                                  ------------
                                                     3,846,606
                                                  ------------
CONSTRUCTION -- 4.7%
  Centex Corp.                         21,600        1,260,900
  Harsco Corp.                         28,900        1,311,337
  Martin Marietta Materials, Inc.      41,200        1,483,200
  USG Corp.**                          25,900        1,241,581
 #Vulcan Materials Co.                 12,200        1,061,400
                                                  ------------
                                                     6,358,418
                                                  ------------
CONTAINERS -- 0.8%
  Owens-Illinois, Inc.**               32,200        1,092,787
                                                  ------------
DURABLE GOODS -- 2.2%
  Whirlpool Corp.                      27,200        1,803,700
  York International Corp.             26,000        1,163,500
                                                  ------------
                                                     2,967,200
                                                  ------------
ELECTRONICS -- 5.4%
  Arrow Electronics, Inc.**            37,500        2,175,000
  Boston Edison Co.                    36,000        1,104,750
  DPL, Inc.                            42,300        1,036,350
  Florida Progress Corp.               36,400        1,201,200
 #SCI Systems, Inc.**                  36,800        1,823,900
                                                  ------------
                                                     7,341,200
                                                  ------------

                                      NUMBER
                                     OF SHARES         VALUE
                                     ----------     -----------
ENERGY & UTILITIES -- 5.8%
  Cipsco, Inc.                         25,900       $  987,437
  Ipalco Enterprises, Inc.             14,700          503,475
  LG&E Energy Corp.                    33,200          736,625
  New Century Energies, Inc.           26,200        1,088,937
  NIPSCO Industries, Inc.              20,200          850,925
  Pioneer Natural Resouces Co.         40,000        1,675,000
  Scana Corp.                          40,800        1,022,550
  Sierra Pacific Resources             28,200          904,162
                                                  ------------
                                                     7,769,111
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.9%
  Harrah's Entertainment, Inc.**       53,300        1,195,919
                                                  ------------
FINANCE -- 5.2%
  Countrywide Credit Industries, Inc.  49,700        1,810,944
  Donaldson, Lufkin & Jenrette, Inc.   15,000        1,073,437
  Finova Group, Inc.                   20,200        1,911,425
  First Financial Savings Assn.        23,200          790,250
 #The Money Store, Inc.                51,000        1,453,500
                                                  ------------
                                                     7,039,556
                                                  ------------
FOOD & AGRICULTURE -- 1.9%
  Food Lion, Inc. Class A              86,600          722,569
  Food Lion, Inc. Class B              73,800          590,400
 #Supervalu, Inc.                      30,800        1,208,900
                                                  ------------
                                                     2,521,869
                                                  ------------
INSURANCE -- 8.5%
  Allmerica Financial Corp.            32,600        1,432,362
  American Financial Group, Inc.       29,900        1,330,550
  Everest Reinsurance Holdings, Inc.   31,200        1,279,200
  Old Republic International Corp.     37,100        1,446,900
 #Partnerre, Ltd.                      31,300        1,347,856
 #PMI Group, Inc.                      34,900        2,000,206
  Protective Life Corp.                29,000        1,464,500
  Reliastar Financial Corp.            30,800        1,226,225
                                                  ------------
                                                    11,527,799
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 2.0%
  Case Corp.                           21,300        1,419,112
  Cooper Industries, Inc.              24,100        1,302,906
                                                  ------------
                                                     2,722,018
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 5.1%
  Bergen Brunswig Corp.                27,500        1,110,312
 #Foundation Health Systems, Inc.**    43,800        1,401,600
 #Integrated Health Services, Inc.     37,800        1,263,938
  Tenet Healthcare Corp.**             63,700        1,855,263
  Wellpoint Health Networks, Inc.**    21,400        1,239,863
                                                  ------------
                                                     6,870,976
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.7%
  Beckman Instruments, Inc.            21,800          927,863
                                                  ------------
METAL & MINING -- 1.6%
  Philip Environmental, Inc.**         68,900        1,257,425
  Reynolds Metals Co.                  12,900          913,481
                                                  ------------
                                                     2,170,906
                                                  ------------
MISCELLANEOUS SERVICES -- 2.1%
  ITT Industries, Inc.                 43,600        1,446,975
  Tecumseh Products Co. Class A        23,800        1,325,363
                                                  ------------
                                                     2,772,338
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    -----------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 1.1%
  Echlin, Inc.                         43,600     $  1,528,725
                                                  ------------
OIL & GAS -- 5.0%
  Mitchell Energy & Development Corp.  62,900        1,753,338
  Pennzoil Co.                          6,600          525,938
  Sonat, Inc.                          32,000        1,628,000
  Ultramar Diamond Shamrock Corp.      45,200        1,460,525
  Valero Energy New                    41,900        1,374,844
                                                  ------------
                                                     6,742,645
                                                  ------------
PAPER & FOREST PRODUCTS -- 3.2%
  Mead Corp.                           18,000        1,300,500
  Rayonier, Inc.                       30,900        1,494,788
  Union Camp Corp.                     25,800        1,591,538
                                                  ------------
                                                     4,386,826
                                                  ------------
REAL ESTATE -- 4.3%
  Carramerica Realty Corp.             40,900        1,308,800
  Equity Residential Properties Trust  22,600        1,233,113
  Felcor Suite Hotels, Inc.            31,500        1,293,469
  Health & Retirement Property Trust   51,500          972,063
  Simon Property Group, Inc.           28,600          943,800
                                                  ------------
                                                     5,751,245
                                                  ------------
RESTAURANTS -- 2.4%
  Darden Restaurants                  111,700        1,291,531
  Outback Steakhouse**                 71,200        1,966,900
                                                  ------------
                                                     3,258,431
                                                  ------------
RETAIL MERCHANDISING -- 3.8%
  American Greetings Corp. Class A     43,800        1,615,125
  Dillards, Inc. Class A               26,200        1,147,888
  Heilig-Meyers Co.**                  78,100        1,200,788
  Limited, Inc.                        49,500        1,209,656
                                                  ------------
                                                     5,173,457
                                                  ------------
TELECOMMUNICATIONS -- 1.6%
  Frontier Corp.                       46,800        1,076,400
  Southern New England
    Telecommunications Corp.           28,000        1,146,250
                                                  ------------
                                                     2,222,650
                                                  ------------
TEXTILES -- 2.6%
  Fruit of the Loom, Inc.**            58,100        1,634,063
  Phillips Services Corp.              10,000          182,500
  Springs Industries, Inc. Class A     31,200        1,638,000
                                                  ------------
                                                     3,454,563
                                                  ------------
TOBACCO -- 0.9%
  DIMON, Inc.                          49,700        1,242,500
                                                  ------------
TRANSPORTATION -- 1.1%
  Kansas City Southern Industries,
     Inc.                              42,000        1,446,375
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $108,259,304)                              127,567,480
                                                  ------------

                                          PAR
                            MATURITY     (000)       VALUE
                            ----------  -------- -------------
SHORT TERM INVESTMENTS -- 6.2%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%                  10/01/97    $4,000    $  4,000,000
   Smith Barney Money Market Fund        4,347       4,347,273
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $8,347,273)                                  8,347,273
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $116,606,577*)                  100.8%     135,914,753

LIABILITIES IN EXCESS OF
  OTHER ASSETS                           (0.8%)     (1,024,591)
                                        ------    ------------
NET ASSETS (Applicable to 8,351,135
  Institutional shares, 1,779,448 Service
  shares, 181,200 Investor A shares,
  227,690 Investor B shares and 1,632
  Investor C shares outstanding)        100.0%    $134,890,162
                                        ======    ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($106,886,465 (DIVIDE) 8,351,135)                     $12.80
                                                        ======

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($22,757,390 (DIVIDE) 1,779,448)                      $12.79
                                                        ======

NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($2,314,615 (DIVIDE) 181,200)                         $12.77
                                                        ======

MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($12.77 (DIVIDE) .955)                                $13.37
                                                        ======

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,910,835 (DIVIDE) 227,690)                         $12.78
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($20,857 (DIVIDE) 1,632)                              $12.78
                                                        ======


-------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                      $20,200,229
     Gross unrealized depreciation                         (892,053)
                                                        -----------
                                                        $19,308,176
                                                        ===========
**   Non-income producing security.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES         VALUE
                                     ----------     -----------
COMMON STOCKS -- 92.3%
BUSINESS SERVICES -- 5.4%
 #Accustaff, Inc.**                    58,800     $  1,852,200
  Apollo Group, Inc.**                 37,200        1,576,350
 #Quintiles Transnational Corp.**      23,000        1,937,750
  Robert Half International, Inc.**    48,150        1,992,206
                                                  ------------
                                                     7,358,506
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 3.5%
  HBO & Co.                            51,400        1,940,350
  Microchip Technology, Inc.**         21,900          988,922
  Tech Data Corp.**                    20,400          938,400
  Veritas Software Corp.**             20,300          891,931
                                                  ------------
                                                     4,759,603
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 10.1%
  Acxiom Corp.**                       53,200          927,675
  BMC Software, Inc.**                 28,000        1,813,000
 #Cambridge Technology Partners,
     Inc.**                            49,200        1,761,975
  CBT Group PLC**                      27,200        2,182,800
  Comverse Technology, Inc.**          31,000        1,635,250
  Data General Corp.**                  1,800           47,925
 #J. D. Edwards & Co.**                25,300          847,550
  Pegasystems, Inc.**                  35,700        1,084,387
  Peoplesoft, Inc.**                   25,600        1,529,600
  Sylvan Learning Systems, Inc.**      44,300        1,943,662
                                                  ------------
                                                    13,773,824
                                                  ------------
CONSTRUCTION -- 2.6%
  Cognex Corp.**                       48,800        1,604,300
  Oakwood Homes Corp.                  66,900        1,898,287
                                                  ------------
                                                     3,502,587
                                                  ------------
ELECTRONICS -- 12.8%
  Adaptec, Inc.**                      31,800        1,486,650
  ASM Lithography Holding NV**         21,900        2,162,625
  Concord EFS, Inc.**                  23,900          645,300
 #Electronics for Imaging, Inc.**      37,600        1,917,600
  KLA Instruments Corp.**              27,200        1,837,700
  Linear Technology Corp.              26,600        1,828,750
  Maxim Integrated Products, Inc.**    26,300        1,878,806
 #SCI Systems, Inc.**                  46,500        2,304,656
  Teradyne, Inc.**                     11,500          618,844
  Uniphase Corp.**                     11,700          930,150
  Vitesse Semiconductor Corp.**        37,200        1,843,725
                                                  ------------
                                                    17,454,806
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.9%
  Doubletree Corp.**                   24,100        1,162,825
                                                  ------------
FINANCE -- 2.9%
  Green Tree Financial Corp.           18,300          860,100
  MGIC Investment Corp.                29,800        1,707,912
 #The Money Store, Inc.                 48,000       1,368,000
                                                  ------------
                                                     3,936,012
                                                  ------------
INSURANCE -- 1.5%
  Conseco, Inc.                        41,600        2,030,600
                                                  ------------
JEWELRY -- 0.8%
  Tiffany & Co.                        26,600        1,130,500
                                                  ------------

                                      NUMBER
                                     OF SHARES       VALUE
                                     ----------   ------------
MEDICAL & MEDICAL SERVICES -- 6.4%
  Genesis Health Ventures, Inc.**      54,000     $  2,102,625
  Health Management Associates, Inc.** 18,400          581,900
  Healthcare & Retirement Corp.**      51,700        1,922,594
  Healthcare Compare Corp.**           10,000          638,750
  Healthsouth Corp.**                  71,900        1,918,831
  Quorum Health Group, Inc.**          28,650          700,134
  Universal Health Services Class B**  20,300          877,975
                                                  ------------
                                                     8,742,809
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 6.6%
  Arterial Vascular Engineering,
    Inc.**                             12,000          666,000
 #Cardinal Health, Inc.                10,900          773,900
 #Elan Corp.**                         26,100        1,306,631
  Guidant Corp.                        32,000        1,792,000
  Sofamor Danek Group, Inc.**          27,500        1,570,938
  Steris Corp.**                       33,400        1,373,575
 #Stryker Corp.**                      32,800        1,432,950
                                                  ------------
                                                     8,915,994
                                                  ------------
MISCELLANEOUS SERVICES -- 2.5%
  Corrections Corporation of America** 44,900        1,953,150
  Stewart Enterprises, Inc.            32,300        1,413,125
                                                  ------------
                                                     3,366,275
                                                  ------------
OIL & GAS -- 10.5%
  ENSCO International, Inc.            57,800        2,279,488
  Global Industries, Ltd.**            52,500        2,093,438
  Global Marine, Inc.**                63,900        2,124,675
  Nabors Industries, Inc.**            24,000          934,500
  Petroleum Geo-Services ASA**         29,800        2,015,225
  Reading & Bates Corp.**              49,100        2,040,719
  Smith International, Inc.**          20,100        1,561,519
  Tidewater, Inc.                      21,100        1,250,175
                                                  ------------
                                                    14,299,739
                                                  ------------
PHARMACEUTICALS -- 3.7%
  Agouron Pharmaceuticals, Inc.**      11,700          563,063
  Dura Pharmaceuticals, Inc.**         22,100          964,113
 #Rexall Sundown, Inc.**               31,900        1,455,438
  Watson Pharmaceuticals, Inc.**       33,700        2,013,575
                                                  ------------
                                                     4,996,189
                                                  ------------
PUBLISHING & PRINTING -- 0.9%
  Central Newspapers, Inc.             17,200        1,277,100
                                                  ------------
RESTAURANTS -- 2.6%
  CKE Restaurants, Inc.                57,600        2,419,200
  Papa John's International, Inc.**    33,500        1,145,281
                                                  ------------
                                                     3,564,481
                                                  ------------
RETAIL MERCHANDISING -- 12.0%
  Barnes & Noble, Inc.**               74,100        2,093,325
  Borders Group, Inc.**                61,400        1,688,500
  Consolidated Stores Corp.**          45,900        1,922,063
  Dollar General Corp.                 52,575        1,790,836
 #Dollar Tree Stores, Inc.**           49,100        2,065,269
  General Nutrition Companies, Inc.**  53,400        1,555,275
  Kohls Corp.**                        28,100        1,995,100
  Proffitt's, Inc.**                   30,900        1,830,825
 #Starbucks Corp.**                    34,500        1,442,531
                                                  ------------
                                                    16,383,724
                                                  ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES         VALUE
                                     ----------     ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 3.2%
  ADC Telecommunications, Inc.**       30,000     $    975,000
  Advanced Fibre Communications**      25,400        1,041,400
  P-Com, Inc.**                        39,600          947,925
 #Tellabs, Inc.**                      26,700        1,375,050
                                                  ------------
                                                     4,339,375
                                                  ------------
TEXTILES -- 1.1%
  Jones Apparel Group, Inc.**          27,400        1,479,600
                                                  ------------
WASTE MANAGEMENT -- 2.3%
 #USA Waste Services, Inc.**           79,510        3,170,461
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $103,742,587)                              125,645,010
                                                  ------------

                                        PAR
                         MATURITY      (000)
                        ----------   ----------
SHORT TERM INVESTMENTS -- 9.2%
   Federal Home Loan Mortgage
     Corp Discount Notes
     6.05%              10/01/97      $12,286       12,286,000
   Smith Barney Money Market Fund           2            1,586
   U.S. Treasury Bills
     4.94%              12/18/97          205***       202,897
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $12,490,390)                                12,490,483
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $116,232,977*)                  101.5%     138,135,493

LIABILITIES IN EXCESS OF
  OTHER ASSETS                           (1.5%)     (2,017,794)
                                        ------     -----------
NET ASSETS (Applicable to 8,827,588
  Institutional shares, 1,888,234 Service
  shares, 218,185 Investor A shares,
  222,164 Investor B shares and 6,978
  Investor C shares outstanding)        100.0%    $136,117,699
                                        ======    ============

                                                      VALUE
                                                  -------------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
INSTITUTIONAL SHARE
($107,708,533 (DIVIDE) 8,827,588)                       $12.20
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($22,983,982 (DIVIDE) 1,888,234)                      $12.17
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($2,649,715 (DIVIDE) 218,185)                         $12.14
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($12.14 (DIVIDE) .955)                                $12.71
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($2,690,940 (DIVIDE) 222,164)                         $12.11
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($84,529 (DIVIDE) 6,978)                              $12.11
                                                        ======


---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                    $22,229,319
     Gross unrealized depreciation                       (326,803)
                                                      -----------
                                                      $21,902,516
                                                      ===========
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $156,600 on 9 Standard & Poor's 500 Stock Index futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $4,200,750, thereby resulting in an unrealized gain of $70,876.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------     -----------
COMMON STOCKS -- 96.1%
AIR TRANSPORTATION -- 0.9%
 #Alaska Air Group, Inc.**             129,400     $ 4,254,025
                                                   -----------
BANKS -- 7.5%
  Albank Financial Corp.              149,552        6,318,572
 #BankAtlantic Bancorp, Inc. Class A  142,359        2,206,564
 #BankAtlantic Bancorp, Inc. Class B  250,024        3,937,878
  Banknorth Group, Inc.               119,400        6,522,225
  Commerce Bancorp, Inc.              108,460        4,216,382
  Homeside, Inc.**                    177,400        4,590,225
  ML Bancorp, Inc.                     81,900        2,242,012
  Prime Banchares, Inc.**              15,700          298,300
  Susquehanna Bancshares, Inc.        188,550        5,797,912
                                                   -----------
                                                    36,130,070
                                                   -----------
CHEMICALS -- 1.0%
  Bush Boake Allen, Inc.**            146,500        4,871,125
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 4.0%
  Bell and Howell Co.**               202,300        6,562,106
  Bell Micro Products, Inc.**         234,100        2,604,362
 #HMT Technology Corp.**              300,300        4,710,956
 #Hutchinson Technology, Inc.**       153,000        5,135,062
                                                   -----------
                                                    19,012,486
                                                   -----------
CONSTRUCTION -- 2.3%
  Oakwood Homes Corp.                 183,400        5,203,975
  Pacific Greystone Corp.**           282,300        5,610,712
                                                   -----------
                                                    10,814,687
                                                   -----------
CONTAINERS -- 1.1%
  Silgan Holdings, Inc.**             132,600        5,304,000
                                                   -----------
DURABLE GOODS -- 2.3%
  Kellwood Co.                        156,600        5,549,512
  Wellman, Inc.                       240,100        5,567,319
                                                   -----------
                                                    11,116,831
                                                   -----------
ELECTRONICS -- 10.0%
  BEI Electronics, Inc.                 2,500           39,375
  BEI Technologies, Inc.                8,700          112,013
  Belden, Inc.                        121,640        4,584,307
  Berg Electronics Corp.**            133,500        7,175,625
  Cable Design Technologies**          66,900        2,546,381
  Dallas Semiconductor Corp.          111,400        4,985,150
  Electro Scientific Industries,
     Inc.**                            88,900        5,422,900
  Holophane Corp.**                   220,900        5,080,700
  Lattice Semiconductor Corp.**        36,700        2,390,087
  Mark IV Industries, Inc.            192,445        5,171,959
  Marshall Industries**                76,400        2,960,500
  Park Electrochemical Corp.          174,700        5,066,300
  Xicor, Inc.**                       322,100        2,395,619
                                                   -----------
                                                    47,930,916
                                                   -----------
ENERGY & UTILITIES -- 6.7%
  C & D Technology, Inc.              136,600        6,266,525
  Central Louisiana Electric Co.       77,900        2,147,119
  Cilcorp, Inc.                        58,400        2,441,850
  Eastern Enterprises                  60,000        2,238,750
  IES Industries, Inc.                119,790        3,818,306
  Piedmont Natural Gas, Inc.           76,500        2,228,062
  Santa Fe Energy Resources, Inc.**   372,800        4,660,000
  Sierra Pacific Resources             87,640        2,809,957
  TNP Enterprises, Inc.               125,800        3,160,725
  UGI Corp. Holding Co.                77,810        2,149,501
                                                   -----------
                                                    31,920,795
                                                   -----------
                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    -----------
FINANCE -- 4.5%
  Astoria Financial Corp.              83,800      $ 4,216,187
  Peoples Heritage Financial Group    145,300        6,148,006
  PFF Bancorp, Inc.**                 267,100        5,175,062
  Webster Financial Corp.              99,200        5,828,000
                                                   -----------
                                                    21,367,255
                                                   -----------
FOOD & AGRICULTURE -- 1.7%
  Hudson Foods, Inc. Class A          111,000        2,365,687
 #Suiza Foods Corp.**                 115,300        5,937,950
                                                   -----------
                                                     8,303,637
                                                   -----------
GLASS -- 1.0%
  Libbey, Inc.                        135,300        4,828,519
                                                   -----------
INSURANCE -- 7.3%
  American Bankers Insurance
    Group, Inc.                       176,000        6,424,000
  Commerce Group, Inc.                117,120        3,616,080
 #Enhance Financial Services
    Group, Inc.                       122,800        6,723,300
  Penn Treaty American Corp.**        108,500        3,580,500
  Penn-America Group, Inc.            182,500        3,695,625
  PXRE Corp.                          160,600        5,068,938
  W.R. Berkley Corp.                  139,950        6,026,597
                                                   -----------
                                                    35,135,040
                                                   -----------
JEWELRY -- 1.1%
  Movado Group, Inc.                  267,937        5,492,719
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 6.2%
  Alamo Group, Inc.                   148,140        3,434,996
  Brown & Sharpe Manufacturing Co.
    Class A**                         263,300        3,735,569
  Harmon Industries, Inc.             178,300        4,724,950
  K2, Inc.                            163,000        4,095,375
  Pentair, Inc.                       131,100        4,834,313
  Plantronics, Inc.**                 120,120        4,534,530
  US Can Corp.**                      254,000        4,222,750
                                                   -----------
                                                    29,582,483
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 3.5%
  Healthcare Realty Trust, Inc.        87,000        2,474,063
 #Integrated Health Services, Inc.    157,000        5,249,688
  Mariner Health Group, Inc.**        269,950        4,251,713
  Sierra Health Services, Inc.**      136,900        5,013,963
                                                   -----------
                                                    16,989,427
                                                   -----------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.6%
  ADAC Laboratories**                 240,900        4,501,819
  Beckman Instruments, Inc.            82,700        3,519,919
  Marquette Medical Systems, Inc.
    Class A**                         141,600        4,389,600
                                                   -----------
                                                    12,411,338
                                                   -----------
METAL & MINING -- 3.0%
  Gibraltar Steel Corp.**             199,800        4,870,125
  Mueller Industries, Inc.**          134,900        6,129,519
  Wolverine Tube, Inc.**              109,700        3,441,838
                                                   -----------
                                                    14,441,482
                                                   -----------
MISCELLANEOUS SERVICES -- 2.4%
  CDI Corp.**                          84,300        3,182,325
  Flagstar Bancorp, Inc.**            211,400        4,386,550
  RMI Titanium Co.**                  161,400        4,035,000
                                                   -----------
                                                    11,603,875
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------   -------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 1.2%
  Borge-Warner Automotive, Inc.       104,900     $  5,966,188
                                                  ------------
OIL & GAS -- 4.2%
 #Belco Oil & Gas Corp.**             237,500        5,180,469
  Flowserve Corp.                     101,328        3,027,174
  Oneok, Inc.                          73,900        2,410,988
  Pride Petroleum Services, Inc.**    136,838        4,652,492
  SEACOR SMIT, Inc.**                  75,100        4,656,200
                                                  ------------
                                                    19,927,323
                                                  ------------
PAPER & FOREST PRODUCTS -- 2.0%
  Caraustar Industries, Inc.          141,800        4,856,650
  Chesapeake Corp.                    125,100        4,534,875
                                                  ------------
                                                     9,391,525
                                                  ------------
REAL ESTATE -- 7.3%
  Alexandria Real Estate Equities, Inc. 82,900       2,367,831
  Avalon Properties, Inc.             102,600        3,052,350
  Boykin Lodging Trust, Inc.           90,200        2,407,213
  Brandywine Realty Trust             105,400        2,523,013
  Burnham Pacific Properties, Inc.    171,000        2,532,938
  Camden Property Trust                92,900        2,845,063
  Capstone Capital Trust, Inc.         58,800        1,411,200
  CCA Prison Realty Trust              16,100          607,775
  Chelsea GCA Realty, Inc.             55,900        2,333,825
  Felcor Suite Hotels, Inc.            52,000        2,135,250
  Glenborough Realty Trust, Inc.       83,100        2,300,831
  Highwoods Properties, Inc.           97,000        3,431,375
  Patriot American Hospitality, Inc.  106,800        3,404,251
  Prentiss Properties Trust           123,800        3,574,725
                                                  ------------
                                                    34,927,640
                                                  ------------
RESTAURANTS -- 2.8%
  Buffets, Inc.**                     467,300        5,052,681
 #Lone Star Steakhouse & Saloon,
    Inc.**                            204,500        4,268,938
  Ruby Tuesday, Inc.**                164,900        4,204,950
                                                  ------------
                                                    13,526,569
                                                  ------------
RETAIL MERCHANDISING -- 4.3%
  Carson Pirie Scott & Co.**          139,100        5,485,756
  Fingerhut Co.                       214,600        4,828,500
  Stanhome, Inc.                      133,700        3,952,506
  Zale Corp.**                        242,200        6,282,063
                                                  ------------
                                                    20,548,825
                                                  ------------
TEXTILES -- 2.5%
  Crown Crafts, Inc.                  160,940        2,333,630
  Dress Barn, Inc.**                  179,600        4,310,400
  Guilford Mills, Inc.                199,500        5,187,000
                                                  ------------
                                                    11,831,030
                                                  ------------
TOBACCO -- 2.2%
  Universal Corp.                     101,300        3,672,125
  UST, Inc.                           267,800        6,828,900
                                                  ------------
                                                    10,501,025
                                                  ------------
TRANSPORTATION -- 0.5%
  Midwest Express Holdings, Inc.**     78,870        2,528,769
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $322,775,434)                              460,659,604
                                                  ------------

                                         PAR
                         MATURITY       (000)         VALUE
                        ----------     ---------  ------------
SHORT TERM INVESTMENTS -- 5.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%              10/01/97        $21,000   $ 21,000,000
   Smith Barney Money Market Fund         3,576      3,576,191
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $24,576,191)                                24,576,191
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $347,351,625*)                    101.2%   485,235,795

LIABILITIES IN EXCESS OF
  OTHER ASSETS                             (1.2%)   (5,765,091)
                                          ------  ------------
NET ASSETS (Applicable to 15,341,308
  Institutional shares, 6,062,404 Service
  shares, 1,684,915 Investor A shares,
  553,875 Investor B shares and 106,167
  Investor C shares outstanding)          100.0%  $479,470,704
                                          ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($309,899,071 (DIVIDE) 15,341,308)                    $20.20
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($122,430,648 (DIVIDE) 6,062,404)                     $20.20
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($34,031,124 (DIVIDE) 1,684,915)                      $20.20
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($20.20 (DIVIDE) .955)                                $21.15
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($11,001,175 (DIVIDE) 553,875)                        $19.86
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($2,108,686 (DIVIDE) 106,167)                         $19.86
                                                        ======


------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $138,491,935
     Gross unrealized depreciation                           (607,765)
                                                         ------------
                                                         $137,884,170
                                                         ============
**   Non-income producing security.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    ------------
COMMON STOCKS -- 96.2%
AIR TRANSPORTATION -- 1.1%
  Expeditors International of
    Washington, Inc.                  225,500     $  9,442,812
                                                  ------------
BANKS -- 0.2%
 #Net.Bank, Inc.**                    156,700        1,664,937
                                                  ------------
BUSINESS SERVICES -- 8.7%
 #Accustaff, Inc.**                   110,400        3,477,600
 #Apollo Group, Inc.**                159,825        6,772,584
  Applied Graphics Technologies,
     Inc.**                            55,500        3,121,875
  Asyst Technologies, Inc.**          103,000        4,573,844
  Caribiner International, Inc.**     212,700        8,667,525
  Complete Business Solutions, Inc.**  95,200        2,713,200
  Engineering Animation, Inc.**        69,600        2,653,500
  Hagler Bailly, Inc.**                44,700        1,134,262
  Industrial Distribution Group,
     Inc.**                            28,600          600,600
  Norrell Corp.                       122,900        4,224,687
  Ontrack Data International, Inc.**  188,400        4,380,300
  Pre-Paid Legal Services, Inc.**     247,600        6,994,700
  Quintiles Transnational Corp.**      98,200        8,273,350
  Robert Half International, Inc.**   278,250       11,512,594
  Staff Leasing, Inc.**                50,800        1,250,950
  Transactions Systems Architects,
     Inc.**                            41,700        1,694,062
                                                  ------------
                                                    72,045,633
                                                  ------------
COMMUNICATIONS -- 0.8%
  Level One Communications, Inc.**    172,350        6,937,087
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 6.6%
  Hyperion Software Corp.**           149,900        4,675,006
  IDX Systems Corp.**                 151,600        5,239,675
 #IMNT Systems, Inc.**                 89,700        2,410,688
  Natural Microsystems Corp.**        261,400        9,933,200
  Radiant Systems, Inc.**             139,600        2,931,600
  Technology Solutions Co.**           79,150        2,552,587
  Transition Systems, Inc.**          195,500        4,007,750
  VERITAS Software Corp.**            224,550        9,866,166
  Visio Corp.**                       312,900       13,063,575
                                                  ------------
                                                    54,680,247
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 13.5%
  3D Labs, Inc. Ltd.**                131,500        4,240,875
  Apex PC Solutions, Inc.**           145,300        5,503,237
  Aspect Development, Inc.**           61,700        2,533,556
  Cambridge Technology Partners,
     Inc.**                           228,500        8,183,156
  CBT Group PLC ADR**                 169,300       13,586,325
  Comverse Technology, Inc.**         297,400       15,687,850
  Daou Systems, Inc.**                 95,100        2,971,875
  Great Plains Software, Inc.**        41,400        1,159,200
  Harbinger Corp.**                   157,300        5,721,787
  Industri-Matematik International
     Corp.**                          213,900        5,240,550
  Information Management Resources,
    Inc.**                            216,950        6,183,075
  JDA Software Group, Inc.**          217,600        7,942,400
  Manugistics Group Inc.**            188,500        6,738,875
  Pegasystems, Inc.**                  99,300        3,016,237
  Smallworldwide PLC ADR**            152,900        3,134,450
  Smart Modular Technologies, Inc.**  120,100        9,968,300
  Sylvan Learning Systems, Inc.**     186,500        8,182,687
  Whittman-Hart, Inc.**                75,400        2,299,700
                                                  ------------
                                                   112,294,135
                                                  ------------
CONSTRUCTION -- 0.7%
  Morrison Knudsen Warrants**             162              810
  Oakwood Homes Corp.                 204,100        5,791,337
                                                  ------------
                                                     5,792,147
                                                  ------------

                                       NUMBER
                                     OF SHARES       VALUE
                                     ----------   -------------
ELECTRONICS -- 13.5%
  Anicom, Inc.**                       57,200       $  958,100
  Black Box, Inc.**                    29,500        1,290,625
  DII Group, Inc.**                   204,200        6,693,931
  Electronics for Imaging, Inc.**     159,600        8,139,600
  Faro Technologies, Inc.**             1,000           16,375
 #Galileo Technology Ltd.**            45,200        1,491,600
  Jabil Circuit, Inc.**               353,700       23,167,350
  Kent Electronics Corp.**            177,900        7,027,050
  Micrel, Inc.**                      200,800        8,496,350
  Orbotech, Ltd.**                    152,200        8,789,550
  Photronics Labs, Inc.**              43,000        2,604,187
  Powerwave Technologies, Inc.**      141,300        5,475,375
  Qlogic Corp.**                      130,400        5,460,500
  Sawtek, Inc.**                      109,100        5,045,875
  Semtech Corp.**                      96,700        6,684,387
  Spectrian Corp.**                    45,800        2,936,925
  Triquint Semiconductor, Inc.**       82,700        3,013,381
  Vitesse Semiconductor Corp.**       301,000       14,918,313
                                                  ------------
                                                   112,209,474
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.8%
  Anchor Gaming**                      75,000        6,656,250
  Capstar Hotel Co.**                 193,300        6,487,631
  Cinar Films, Inc. Class B**          66,000        2,516,250
 #Doubletree Corp.**                   99,600        4,805,700
  Speedway Motorsports, Inc.**        100,000        2,456,250
                                                  ------------
                                                    22,922,081
                                                  ------------
FINANCE -- 0.8%
  NCO Group, Inc.**                    69,400        2,567,800
 #The Money Store, Inc.               130,050        3,706,425
                                                  ------------
                                                     6,274,225
                                                  ------------
INSURANCE -- 1.6%
  HCC Insurance Holdings, Inc.        190,250        5,053,516
  Vesta Insurance Group, Inc.         149,200        8,504,400
                                                  ------------
                                                    13,557,916
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Motivepower Industries, Inc.**        50,200       1,305,200
 #Zoltek Cos., Inc.**                   93,300       5,936,213
                                                  ------------
                                                     7,241,413
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 7.1%
  American Oncology Resources, Inc.** 223,600        3,605,550
 #Assisted Living Concepts, Inc.**    161,100        2,577,600
  ATL Ultrasound, Inc.**               76,300        3,567,025
 #Concentra Managed Care, Inc.**      240,679        8,498,977
  FPA Medical Management, Inc.**      308,700       10,611,563
  Medical Resources, Inc.**           193,600        3,751,000
  National Surgery Centers, Inc.**    169,950        3,696,413
 #Qiagen NV**                          98,800        4,594,200
  Renal Care Group, Inc.**             73,150        2,633,400
  Serologicals Corp.**                121,950        2,774,363
  Sunrise Assisted Living, Inc.**     105,100        3,796,738
  Theragenics Corp.**                 188,700        9,364,238
                                                  ------------
                                                    59,471,067
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.9%
  Cerner Corp.**                       87,800        2,101,713
  Hanger Orthopedic Group, Inc.**     188,000        2,808,250
  Molecular Dynamics, Inc.**          136,000        3,672,000
  Sabratek Corp.**                    155,700        5,663,588
  Safeskin Corp.**                    223,900        9,935,563
                                                  ------------
                                                    24,181,114
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONTINUED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------   -------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS SERVICES -- 0.1%
  Eagle Geophysical, Inc.**            64,800     $  1,279,800
                                                  ------------
MOTOR VEHICLES -- 0.4%
  Keystone Automotive Industries,
     Inc.**                           173,500        3,665,188
                                                  ------------
OIL & GAS -- 8.6%
  Atwood Oceanics, Inc.**              87,200        9,820,900
 #Core Laboratories NV**              151,000        5,285,000
  Global Industries, Ltd.**           226,800        9,043,650
  Marine Drilling Companies, Inc.**   368,100       11,503,125
  Patterson Energy, Inc.**            241,500       12,648,563
  Petroleum Geo-Services ASA**        164,600       11,131,075
  Reading & Bates Corp.**             113,300        4,709,031
  Trico Marine Services, Inc.**       224,100        7,787,475
                                                  ------------
                                                    71,928,819
                                                  ------------
PHARMACEUTICALS -- 4.4%
 #Dura Pharmaceuticals, Inc.**         104,600       4,563,175
  Incyte Pharmaceuticals, Inc.**        79,800       6,703,200
 #Medicis Pharmaceutical Corp.**       181,500       8,326,313
  Paraxel International Corp.**        236,900       9,357,550
 #Rexall Sundown, Inc.**               162,400       7,409,500
                                                  ------------
                                                    36,359,738
                                                  ------------
REAL ESTATE -- 1.7%
 #Signature Resorts, Inc.**           191,100        9,077,250
  Vistana, Inc.**                     223,400        4,803,100
                                                  ------------
                                                    13,880,350
                                                  ------------
RESTAURANTS -- 3.2%
  CKE Restaurants, Inc.               258,400       10,852,800
  Landry's Seafood Restaurants,
     Inc.**                           203,600        5,980,750
  Logan's Roadhouse, Inc.**            55,800        1,450,800
  Papa John's International, Inc.**   201,475        6,887,927
 #Schlotzsky's, Inc.**                 68,000        1,287,750
                                                  ------------
                                                    26,460,027
                                                  ------------
RETAIL MERCHANDISING -- 4.5%
  Action Performance Co., Inc.**      238,100        6,934,663
  Claire's Stores, Inc.               171,100        3,828,363
  Linens 'N Things, Inc.**            128,400        4,301,400
  Men's Wearhouse, Inc.**              45,000        1,676,250
  Pacific Sunwear of California**     180,500        7,400,500
  Petco Animal Supplies, Inc.**        73,200        2,296,650
  Stein Mart, Inc.**                  214,800        7,034,700
  Strayer Education, Inc.              77,800        3,539,900
                                                  ------------
                                                    37,012,426
                                                  ------------
SANITARY SERVICES -- 1.9%
  American Disposal Services, Inc.**  237,500        7,421,875
  Superior Services, Inc.**           256,400        7,307,400
  Waste Industries, Inc.**             50,300        1,204,056
                                                  ------------
                                                    15,933,331
                                                  ------------
SECURITY BROKERS & DEALERS -- 1.3%
  E*Trade Group, Inc.**               239,900       11,275,300
                                                  ------------
SOCIAL SERVICES -- 0.9%
  Ciber, Inc.**                       163,800        7,739,550
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    ------------
TELECOMMUNICATIONS -- 7.6%
  Boston Technology, Inc.**            71,700      $ 2,428,838
  Digital Microwave Corp.**            94,500        4,228,875
  DSP Group, Inc.**                   118,800        4,662,900
  Information Management Associates,
    Inc.**                             86,200        1,055,950
  MRV Communications, Inc.**           44,400        1,620,600
  Nice Systems, Ltd.**                170,500        9,590,625
  Pacific Gateway Exchange, Inc.**     86,500        3,384,313
 #Saville Systems Ireland PLC**       201,800       14,176,450
 #Tekelec**                           168,000        5,722,500
 #Tel-Save Holdings, Inc.**           566,900       13,641,031
  Yurie Systems, Inc.**                86,100        3,121,125
                                                  ------------
                                                    63,633,207
                                                  ------------
TOBACCO -- 0.2%
  800-JR CIGAR, Inc.**                 50,100        1,753,500
                                                  ------------
TRANSPORTATION -- 0.2%
  Swift Transport, Inc.**              48,400        1,530,650
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $529,261,406)                              801,166,174
                                                  ------------
                                         PAR
                         MATURITY       (000)
                        ----------    ----------
CORPORATE BONDS -- 0.3%
   Speedway Motorsports, Inc.
     5.75%               09/30/03       $ 2,300      2,363,250
   (Cost $2,300,000)                              ------------
SHORT TERM INVESTMENTS -- 4.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%               10/01/97        32,948     32,948,000
   Smith Barney Money Market Fund             1            646
   U.S. Treasury Bills
     4.77%               12/18/97           200***     197,948
     4.94%               12/18/97           810***     801,690
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $33,947,901)                                33,948,284
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $565,509,307*)                    100.6%   837,477,708

LIABILITIES IN EXCESS OF
  OTHER ASSETS                            (0.6%)    (4,785,387)
                                         -------  ------------
NET ASSETS (Applicable to 20,992,732
  Institutional shares, 9,608,082 Service
  shares, 2,466,020 Investor A shares,
  1,759,280 Investor B shares and 616,263
  Investor C shares outstanding)         100.0%   $832,692,321
                                         =======  ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                                         VALUE
                                                       ----------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
INSTITUTIONAL SHARE
($495,904,386 (DIVIDE) 20,992,732)                        $23.62
                                                          ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($225,088,937 (DIVIDE) 9,608,082)                       $23.43
                                                          ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($57,323,064 (DIVIDE) 2,466,020)                        $23.25
                                                          ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($23.25 (DIVIDE) .955)                                  $24.35
                                                          ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($40,269,605 (DIVIDE) 1,759,280)                        $22.89
                                                          ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($14,106,329 (DIVIDE) 616,263)                          $22.89
                                                          ======


---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                $273,610,920
     Gross unrealized depreciation                  (1,642,519)
                                                  ------------
                                                  $271,968,401
                                                  ============
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $870,000 on 50 Standard & Poor's 500 Stock Index futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $23,862,500, thereby resulting in an unrealized gain of $393,750.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         INTERNATIONAL EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    ------------
COMMON STOCKS -- 97.7%
AUSTRALIA -- 3.0%
  AAPC, Ltd.                        3,350,000      $ 1,386,106
  CSR, Ltd.                           500,000        2,054,297
  M.I.M. Holdings, Ltd.             2,610,000        3,201,872
  National Mutual Holdings, Ltd.    2,500,000        4,228,367
  News Corporation, Ltd.              935,000        4,803,277
  QNI, Ltd.                           840,058        1,158,616
  WMC, Ltd.                           590,000        2,775,261
                                                  ------------
                                                    19,607,796
                                                  ------------
AUSTRIA -- 0.3%
  Voest Alpine Stahl AG                45,750        2,215,283
                                                  ------------
DENMARK -- 0.5%
  Den Danske Bank AB                   28,000        3,050,127
                                                  ------------
FINLAND -- 0.5%
  UPM-Kymmene Corp.**                 122,780        3,412,297
                                                  ------------
FRANCE -- 9.5%
  Assurances Generales de France**    195,000        7,724,139
  Axa SA                              176,550       11,844,000
  Christian Dior SA                    51,400        6,939,741
  Dexia France                         49,400        4,679,623
  Michelin (C.G.D.E.) Class `B'       150,000        8,520,572
  SGS-Thomson Microelectronics
    NV**                               98,500        9,281,019
  Total SA                             54,000        6,180,323
  Usinor Sacilor                      379,000        7,659,598
                                                  ------------
                                                    62,829,015
                                                  ------------
GERMANY -- 8.8%
  Commerzbank AG                      326,500       11,772,925
  Daimler-Benz AG**                    60,000        4,956,979
  Deutsche Bank AG                    195,000       13,687,309
  MAN AG                               18,900        5,964,423
  Mannesmann AG                        22,500       10,698,517
  Veba AG                             189,500       11,053,988
                                                  ------------
                                                    58,134,141
                                                  ------------
HONG KONG -- 2.1%
  CDL Hotels International          4,300,000        1,555,958
  Cheung Kong, Ltd.                   270,000        3,035,668
  Hong Kong Electric Holdings, Ltd. 1,170,000        4,354,614
  New World Development Co.           500,000        3,024,037
  Wheelock and Co.                  1,120,000        2,279,659
                                                  ------------
                                                    14,249,936
                                                  ------------
ITALY -- 4.3%
  Burgo Cartiere SpA                  465,000        3,017,119
  Ente Nazionale Idrocarburi SpA**    854,000        5,377,852
  Telecom Italia Mobile SpA         1,950,000        7,738,319
  Telecom Italia SpA                1,815,000       12,091,939
                                                  ------------
                                                    28,225,229
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    -----------
JAPAN -- 26.2%
  Amada Co., Ltd.                     395,000      $ 2,288,100
  Bridgestone Corp.                   397,000        9,540,897
  Daiwa Securities Co., Ltd.          805,000        4,936,604
  Fuji Photo Film Co.                 225,000        9,285,655
  Hitachi Cable, Ltd.                 185,000        1,243,350
  Hitachi, Ltd.                       904,000        7,866,081
  Horiba                               31,000          336,538
  Ito-Yokado Co., Ltd.                131,000        7,099,859
  Komori Corp.                        189,000        3,946,963
  Mabuchi Motors Co., Ltd.            123,000        6,982,266
  Matsushita Electric Industrial Co.  558,000       10,080,716
  Mitsui Fudosan Co., Ltd.            293,000        3,569,321
  Mitsui Petrochemical              1,064,000        3,121,372
  NKK Corp.                         3,700,000        4,967,266
  Orix Corp.                           66,500        5,059,004
  Ricoh Co.                           787,000       11,804,674
  Ryohin Keikaku Co.                   55,000        3,568,824
  Sanwa Bank, Ltd.                    714,000        8,757,106
  Shin-Etsu Chemical Co.              365,000       10,042,264
  Shiseido Co., Ltd.                  399,000        6,414,685
  Sumitomo Bank, Ltd.                 248,000        3,740,449
  Sumitomo Marine & Fire
    Insurance Co.                   1,183,000        8,186,003
  Sumitomo Trust & Banking            682,000        6,782,133
  Suzuki Motor Co., Ltd.              677,000        6,507,997
  Takeda Chemical Industries          290,000        8,699,760
  Tokyo Electron, Ltd.                179,000       10,932,543
  Tsubaki Nakashima Co., Ltd.         250,000        1,586,973
  Yamaha Motor Co., Ltd.              342,000        2,947,543
  Yamanashi Chuo Bank                 388,000        2,890,627
                                                  ------------
                                                   173,185,573
                                                  ------------
KOREA -- 0.0%
  Samsung Electronics GDR                 273           14,626
                                                  ------------
NETHERLANDS -- 4.4%
  Hollandsche Beton Groep NV          275,000        5,666,114
  Internationale Nederlanden
    Groep NV                          111,097        5,102,903
  Philips Electronics NV              135,000       11,424,695
  Vendex International NV             115,000        6,819,438
                                                  ------------
                                                    29,013,150
                                                  ------------
SINGAPORE -- 4.0%
  DBS Land, Ltd.                    1,639,000        3,986,322
  Development Bank of
    Singapore, Ltd.                   660,000        6,731,612
  Jardine Matheson Holdings, Ltd.     605,000        4,900,500
  Singapore Press Holdings, Ltd.      315,000        4,633,867
  United Overseas Bank, Ltd.          850,000        6,279,830
                                                  ------------
                                                    26,532,131
                                                  ------------
SPAIN -- 3.8%
  Banco de Santander                  360,000       11,794,975
  Repsol SA                           157,000        6,784,925
  Repsol SA ADR                        21,000          910,875
  Telefonica de Espana ADR             60,000        5,643,750
                                                  ------------
                                                    25,134,525
                                                  ------------
SWEDEN -- 0.9%
  Sparbanken Sverige AB               240,000        5,790,452
                                                  ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    -----------
COMMON STOCKS (CONTINUED)
SWITZERLAND -- 6.6%
  Baloise Holding Ltd.                  4,186      $ 6,475,866
  Credit Suisse Group                  51,200        6,917,492
  Nestle SA                             4,250        5,920,311
  Novartis, Ltd.                        8,693       13,328,788
  Roche Holding AG                      1,285       11,397,483
                                                  ------------
                                                    44,039,940
                                                  ------------
UNITED KINGDOM -- 22.8%
  Abbey National PLC                  360,000        5,539,154
  Asda Group PLC                    1,910,000        4,872,391
  Barclays PLC                        360,000        9,717,458
  BBA Group PLC                       575,000        3,911,518
  Boots Co. PLC                       450,000        6,372,639
  British Aerospace PLC               200,000        5,363,124
  British Petroleum Co. PLC           590,000        8,897,353
  British Telecommunications PLC      670,000        4,422,764
  Bryant Group PLC                  1,425,000        2,836,918
  BTR PLC                             682,500        2,766,978
  Glaxo Wellcome PLC                  337,500        7,586,777
  Granada Group PLC                   330,000        4,659,970
  Grand Metropolitan PLC              850,000        8,111,584
  Jarvis Hotels PLC**               1,100,000        2,659,800
  Land Securities PLC                 310,000        4,899,755
  Limelight Group PLC**             1,100,000          771,342
  Lloyds TSB PLC                      925,000       12,443,229
  Medeva PLC                          670,000        2,257,284
  National Grid Group PLC           1,330,000        6,067,407
  NFC PLC                           1,450,000        3,447,665
  Norwich Union PLC**                 625,000        3,395,275
  Prudential Corp. PLC                425,000        4,730,616
  Royal Bank of Scotland PLC          475,000        5,287,159
  Rubicon Group PLC                 1,065,000        2,214,646
  Senior Engineering PLC              940,000        2,492,636
  Shell Transport & Trading Co. PLC   695,000        5,080,742
  Smithkline Beecham PLC              590,000        5,720,746
  Soco International PLC**            221,000        1,414,320
  Sun Life & Provincial Holdings PLC** 337,500       2,230,605
  Unilever PLC                        180,000        5,262,052
  Yorkshire Water PLC                 680,000        5,250,606
                                                  ------------
                                                   150,684,513
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $546,358,641)                              646,118,734
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    ------------
PREFERRED STOCKS -- 1.5%
  GEA AG Non Voting Pfd.               22,900     $  7,797,096
  Spar Handels AG Non Voting Pfd.     134,220        2,279,294
                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $7,076,430)                                 10,076,390
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $553,435,071*)                  99.2%      656,195,124

OTHER ASSETS IN EXCESS OF
  LIABILITIES                            0.8%        5,218,699
                                        -----      -----------
NET ASSETS (Applicable to 29,555,889
  Institutional shares, 13,715,766 Service
  shares, 1,533,040 Investor A shares,
  406,812  Investor B shares and 10,727
  Investor C shares outstanding)       100.0%     $661,413,823
                                       ======     ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($433,135,369 (DIVIDE) 29,555,889)                    $14.65
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($199,939,213 (DIVIDE) 13,715,766)                    $14.58
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($22,335,232 (DIVIDE)1,533,040)                       $14.57
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($14.57 (DIVIDE) .950)                                $15.34
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($5,849,769 (DIVIDE) 406,812)                         $14.38
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($154,240 (DIVIDE) 10,727)                            $14.38
                                                        ======


--------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                     $133,708,316
     Gross unrealized depreciation                      (30,948,263)
                                                       ------------
                                                       $102,760,053
                                                       ============
**   Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES       VALUE
                                     ----------   ------------
COMMON STOCKS -- 74.6%
DENMARK -- 1.6%
  Martin Gruppen                        4,000     $    273,447
                                                  ------------
EGYPT -- 2.8%
  Paints & Chemicals Industries GDR    40,000          470,000
                                                  ------------
FRANCE -- 1.6%
  Grand Optical-Photoservice            1,500          273,063
                                                  ------------
GERMANY -- 6.0%
  Koenig & Bauer-Albert AG              2,500          324,069
  Quante AG                             1,200          298,879
  Rofin-Sinar Technologies AG**        15,000          256,000
  Schaltbau AG                            830          115,108
                                                  ------------
                                                       994,056
                                                  ------------
ITALY -- 1.0%
  De Rigo SPA ADR**                    20,000          160,000
                                                  ------------
JAPAN -- 11.6%
  Bank of Iwate Ltd.                    2,500          145,024
  Daiwa Industries Ltd.                24,000          154,537
  Denny's Japan Co., Ltd.               4,000          101,102
  Exedy Corp.                          17,000          153,559
  Fuji Machine Mfg. Co.                 4,000          145,189
  Horiba                               14,000          151,985
  Kansai Sekiwa Real Estate            13,000           64,639
  Matsumotokiyoshi                      4,000          171,045
  Nichicon Corp.                       13,000          160,520
  Nippon Denwa Shisetsu Co.            27,000          161,101
  Plenus Co., Ltd.                      4,000          135,908
  Rinnai Corp.                          9,000          150,659
  Trusco Nakayama Corp.                 4,700           79,456
  World Co., Ltd.                       4,000          156,460
                                                  ------------
                                                     1,931,184
                                                  ------------
NETHERLANDS -- 6.1%
  Aalberts Industries NV               10,000          301,523
  GTI Holdings NV                      10,000          282,929
  Hunter Douglas NV                    10,000          428,162
                                                  ------------
                                                     1,012,614
                                                  ------------
SPAIN -- 7.9%
  Adolfo Dominguez SA**                 8,000          280,335
  Aldeasa SA**                         20,000          438,191
  Corp. Fin Reunin**                   50,000          284,054
  Prosegur, CIA de Seguridad SA**      25,000          307,370
                                                  ------------
                                                     1,309,950
                                                  ------------
SWEDEN -- 1.1%
  Getinge Industrier AB                10,000          187,873
                                                  ------------
SWITZERLAND -- 4.8%
  Kuoni Reisen AG                         120          477,723
  Sika Finanz AG                        1,000          323,845
                                                  ------------
                                                       801,568
                                                  ------------
UNITED KINGDOM -- 30.1%
  Aea Technology PLC                   25,000          196,059
  Alexon Group PLC**                   75,000          277,465
  Anglo Irish Bank Corp. PLC          200,000          309,504
  Avon Rubber PLC                      30,000          311,922
  Britax International PLC             50,000          104,377
  Delphi Group PLC                     25,000          273,032
  Hicking Pentecost PLC                60,000          277,103
  Jarvis Hotels PLC                   125,000          302,250
  Jarvis PLC                           60,000          276,619
  Perkins Foods PLC                   200,000          299,832
  Peter Black Holdings PLC             50,000          286,936
  Pressac Holdings PLC                 70,000          296,205
  Save Group PLC                      100,000          138,632
  SGB Group PLC**                      75,000          197,672
  Skillgroup PLC                      150,000          350,610
  T & S Stores PLC                     25,000           75,160
  TLG PLC                             150,000          276,861
  Transtec PLC                        150,000          267,189

                                      NUMBER
                                     OF SHARES         VALUE
                                     ----------     ------------
UNITED KINGDOM (CONTINUED)
  Vardon PLC                          100,000     $    188,604
  Wyko Group PLC                      125,000          303,258
                                                  ------------
                                                     5,009,290
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $12,524,651)                                12,423,045
                                                  ------------
PREFERRED STOCKS -- 2.0%
  GEA AG Non Voting Pfd.                1,000          340,485
  (Cost $342,244)                                 ------------

                                        PAR
                         MATURITY      (000)
                         ----------   -------
SHORT TERM INVESTMENTS -- 93.3%
  Federal Home Loan Mortgage Corp.
    Discount Notes
    6.05%                10/01/97     $15,512       15,512,000
   (Cost $15,512,000)                             ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $28,378,895*)                 169.99%       28,275,530

LIABILITIES IN EXCESS OF
  OTHER ASSETS (including $12,857,942
  of investment purchases payable)    (69.99%)     (11,641,667)
                                      -------     ------------
NET ASSETS (Applicable to 1,550,001
  Institutional shares, 1 Service share,
  32,754 Investor A shares, 71,518
  Investor B shares and 18,314
  Investor C shares outstanding)       100.0%     $ 16,633,863
                                       ======     ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($15,414,738 (DIVIDE) 1,550,001)                      $ 9.94
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($9.94 (DIVIDE) 1)                                    $ 9.94
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($325,738 (DIVIDE) 32,754)                            $ 9.94
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.94 (DIVIDE) .950)                                 $10.46
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($711,245 (DIVIDE) 71,518)                            $ 9.94
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($182,132 (DIVIDE) 18,314)                            $ 9.94
                                                        ======
------------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                    $  44,698
     Gross unrealized depreciation                     (139,110)
                                                      ---------
                                                      $(94,412)
                                                      ========
**   Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES       VALUE
                                     ----------   -------------
COMMON STOCKS -- 86.8%
ARGENTINA -- 2.1%
  Inversiones y Respresentacion SA    250,000     $  1,100,220
  Siderar S.A.I.C.                     14,000           78,556
  Siderca SA                          375,455        1,122,835
  YPF Sociedad Anonima - ADR - D       45,000        1,659,375
                                                  ------------
                                                     3,960,986
                                                  ------------
BRAZIL -- 10.1%
  Centrais Electricas de Santa
    Catarina - GDR (Reg. S)            27,000        3,712,500
  Companhia de Saneamento Basico
     do Estado de Sao Paulo**      10,400,000        2,723,358
  Iochpe Maxion SA - ADR**            130,000          296,660
  Multicanal Participacoes SA -
     ADR**                            140,000        1,487,500
  Telecomunicacoes Brasileiros SA
    - Telebras                     74,300,000        8,575,684
 #Uniao de Bancos Brasileiros SA -
    GDR**                              61,649        2,257,895
                                                  ------------
                                                    19,053,597
                                                  ------------
CHILE -- 7.2%
 #Banco Santiago SA - ADR             100,000        2,387,500
  Chilgener SA - ADR                   74,475        2,043,408
  Cristalerias de Chile SA - ADR       88,500        1,631,719
 #Enersis SA - ADR                     54,500        2,019,906
  Maderas y Sinteticos Sociedad
    Anonima SA - ADR                  125,000        1,750,000
  Quinenco SA - ADR**                 131,000        2,079,625
  Santa Isabel SA - ADR                72,000        1,678,500
                                                  ------------
                                                    13,590,658
                                                  ------------
CHINA -- 3.3%
  First Tractor Co., Ltd.**         1,500,000        1,230,938
  Guangdong Kelon Electric
    Holding - H                     1,150,000        1,486,172
  Heilongjiang Electric Power Co.,
    Ltd. - B                        1,250,000        1,125,000
  Inner Mongolia Erdos Cashmere
    Products Co., Ltd. - B            900,000          702,000
  Shenzhen Chiwan Wharf Holdings,
    Ltd. - B                        1,300,000          530,887
  Wuxi Little Swan Co., Ltd. - B      700,000        1,138,925
                                                  ------------
                                                     6,213,922
                                                  ------------
COLOMBIA -- 0.4%
 #Banco Industrial Colombian SA -
    ADR                                45,000          804,375
                                                  ------------
EGYPT -- 4.1%
  MISR International Bank - GDR
    (Reg. S)**                        200,000        3,540,000
  Olympic Group**                     294,000        1,078,144
  Paints & Chemicals Industries -
    GDR**                             173,000        2,032,750
  Suez Cement Co. - GDR (Reg. S)       45,000        1,073,250
                                                  ------------
                                                     7,724,144
                                                  ------------
GREECE -- 1.3%
  Alpha Credit Bank                    21,998        1,616,109
  Edrassi Psallidas                    28,250          214,629
  Michaniki SA                         72,000          585,722
                                                  ------------
                                                     2,416,460
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    -----------
HONG KONG -- 2.2%
  Bengang Steel Plates Co.,
     Ltd. - B**                     6,200,000     $  2,011,114
  Founder Hong Kong, Ltd.           1,061,600        1,035,808
  YGM Trading, Ltd.                   900,000        1,023,520
                                                  ------------
                                                     4,070,442
                                                  ------------
HUNGARY -- 1.2%
  Danubius Hotel & Spa**               26,950          870,758
  Pannonplast Muanyagipari             27,306        1,481,862
                                                  ------------
                                                     2,352,620
                                                  ------------
INDIA -- 7.0%
  Gujarat Ambuja Cements, Ltd. - GDR  100,000          925,000
  Hindalco Industries, Ltd. - GDR
    (Reg. 144A)                        64,500        2,225,250
  Industrial Credit & Investment Corp.
    of India, Ltd. - GDR (Reg. S)     130,000        2,037,750
  Reliance Industries, Ltd. - GDS
    (Reg. S)                           72,000        1,657,800
  State Bank of India, Ltd. - GDR
    (Reg. S)                           88,000        2,026,200
  Tata Engineering & Locomotive Co.,
    Ltd. - GDR (Reg. S)               269,000        2,555,500
  Videsh Sanchar Nigam Co., Ltd. -
    GDR**                             103,000        1,729,112
                                                  ------------
                                                    13,156,612
                                                  ------------
INDONESIA -- 3.0%
  PT Telekomunikasi Indonesia - B
    (Foreign Shares)                  620,000          683,131
  PT Alumindo Perkasa
    (Foreign Shares)                1,364,000          321,307
  PT Bank Dagang Nasional
    (Foreign Shares)                5,600,000        1,106,383
  PT Bank Dagang Nasional
    Warrants (Foreign Shares)**       650,000           37,538
  PT Indah Kiat Pulp & Paper
    (Foreign Shares)                2,224,887          862,228
  PT Indah Kiat Pulp & Paper
    Warrants (Foreign Shares)**       187,360           27,905
  PT Ramayana Lestari Sentosa
    (Foreign Shares)                  470,000          964,286
  PT Semen Cibinong
    (Foreign Shares)                2,000,000          425,532
  PT Tambang Timah
    (Foreign Shares)                  800,000        1,173,252
                                                  ------------
                                                     5,601,562
                                                  ------------
ISRAEL -- 1.3%
  Blue Square Chain Stores
    Properties & Investments**         60,000          536,755
  Blue Square, Ltd. - ADR**           100,000        1,300,000
  Makhteshim Chemical Works, Ltd.**    92,322          634,602
                                                  ------------
                                                     2,471,357
                                                  ------------
KOREA -- 3.2%
  Hyundai Fire & Marine Insurance
    Co.**                              13,000          468,852
  LG Construction, Ltd.                60,000          793,443
  LG Semiconductor Co.**                7,400          249,093
  Pohang Iron & Steel Co.              18,730        1,518,542
  Samchully Co.                        16,380          787,672
  Samsung Electronics Co.              18,085        1,774,405
  SK Telecom Co., Ltd. - ADR           46,350          417,150
                                                  ------------
                                                     6,009,157
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONTINUED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES       VALUE
                                     ----------   ------------
COMMON STOCKS (CONTINUED)
MALAYSIA -- 1.2%
  IJM Corp. Berhad                    575,000     $    474,987
  Telekom Malaysia Berhad             315,000          956,370
  Tenaga Nasional Berhad              330,000          890,022
                                                  ------------
                                                     2,321,379
                                                  ------------
MEXICO -- 7.4%
  Altos Hornos de Mexico SA**         575,000        1,690,959
 #Apasco SA - ADR                      60,000        2,268,660
  Cementos de Mexico SA - CPO         520,000        2,723,810
  Consorcio G Grupo Dina SA           213,000          332,247
  Corporacion Geo SA - B**            199,400        1,247,212
  Fomento Economico Mexicano
    SA - B                            170,000        1,461,519
  Grupo Cementos de Chihuahua
    SA - B                          2,000,000        2,723,295
  Grupo Financiero Banorte SA - B**   402,500          683,784
  Sanluis Corporacion SA - B - CPO    110,000          860,746
                                                  ------------
                                                    13,992,232
                                                  ------------
PAKISTAN -- 0.7%
  Engro Chemical, Ltd.                350,000        1,296,953
                                                  ------------
PERU -- 2.3%
  Banco Wiese - ADR                    60,000          412,500
  CPT Telefonica del Peru SA -
     B - ADR                          100,000        2,362,500
 #Luz del Sur SA - ADR (Reg. S)**      86,000        1,542,625
                                                  ------------
                                                     4,317,625
                                                  ------------
PHILIPPINES -- 1.7%
  Benpres Holdings Corp. - GDR
    (Reg. S)**                        150,000          682,500
  Manila Electric Co. - B             270,000          931,304
  Metro Pacific Corp.               6,600,000          793,913
  Philippine National Bank**          262,875          563,848
  Southeast Asia Cement Holding**  16,000,000          268,985
                                                  ------------
                                                     3,240,550
                                                  ------------
POLAND -- 1.2%
  Bank Handlowy W. Warszawie**         92,000        1,317,358
  Debica                               30,000          872,297
                                                  ------------
                                                     2,189,655
                                                  ------------
PORTUGAL -- 1.4%
  Cimentos de Portugal SA              20,000          540,625
  Portugal Telecom SA                  30,000        1,301,267
  Sonae Investimentos Sociedade Gestora
    de Participacoes Sociais, SA       20,000          790,708
                                                  ------------
                                                     2,632,600
                                                  ------------
RUSSIA -- 1.0%
  Gazprom- ADS**                       75,000        1,893,750
                                                  ------------
SOUTH AFRICA -- 15.5%
  AECI, Ltd.                          490,000        2,575,904
  Anglovaal Industries, Ltd.          390,000        1,305,439
  Anglovaal, Ltd. - N                  20,000          428,066
  Barlow, Ltd.                        181,373        2,072,334
  Billiton PLC**                      127,500          491,069
  Engen, Ltd.                         450,000        2,413,904
  Gencor Beherend Beperk, Ltd.        102,000          240,747
  Illovo Sugar, Ltd.                  514,000          937,453
  Impala Platinum Holdings, Ltd.      110,000        1,280,442
  Meikles Africa, Ltd.              1,750,000        3,762,500
  Murray & Roberts, Ltd.            1,180,000        3,012,981
  Premier Group Holdings, Ltd.      1,169,773        1,571,243

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    -----------
SOUTH AFRICA (CONTINUED)
  Pretoria Portland Cement Co., Ltd. 129,493 $ 1,986,643 Anglo American Platinum Holdings,
    Ltd.                                  514            8,906
  SA Iron & Steel Industrial Corp.,
    Ltd.                            2,630,906        1,676,599
  Sasol, Ltd.                         210,000        2,895,076
  Tongaat-Hulett Group, Ltd.          174,538        2,630,897
                                                  ------------
                                                    29,290,203
                                                  ------------
TAIWAN -- 2.7%
  Accton Technology Corp. - GDR
    (Reg. S)**                        267,500        1,598,313
  Acer, Inc. - GDR (Reg. 144A)**       87,500          870,625
  Acer, Inc. - GDR (Reg. S)**          90,000          895,500
  Yageo Corp. - GDR**                  84,000        1,675,800
                                                  ------------
                                                     5,040,238
                                                  ------------
THAILAND -- 1.3%
  Bangkok Insurance Co., Ltd.
    (Foreign Shares)                   30,000          425,105
  Siam Cement Co., Ltd.
    (Foreign Shares)                   44,800          744,792
  Siam Commercial Bank Public Co.,
    Ltd. (Foreign Shares)             256,600          844,597
  Telecomasia Corp. Public Co., Ltd.
    (Foreign Shares)**                500,000          418,410
                                                  ------------
                                                     2,432,904
                                                  ------------
TURKEY -- 1.7%
  Eczacibasi Yapi Gerecleri Sanayi
    ve Ticaret A.S.**              30,630,000        1,388,757
  Netas Telekomunik**               1,000,000          332,874
  Raks Elektronik Sanayi ve Ticaret
    A.S.                            1,000,000          327,135
  Yapi ve Kredi Bankasi A.S.       43,338,000        1,081,958
                                                  ------------
                                                     3,130,724
                                                  ------------
UNITED KINGDOM -- 2.3%
  Billiton PLC**                      612,500        2,359,767
  Saudi Arabian Investment Fund**     200,000        2,050,000
                                                  ------------
                                                     4,409,767
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $153,485,697)                              163,614,472
                                                  ------------
PREFERRED STOCKS -- 8.6%
  Banco Bradesco SA**             122,104,380        1,285,661
  Brasmotor SA**                    4,500,000          874,626
  Casa Anglo Brasileira SA         48,200,000        1,970,219
  Cia Brasileira de Distribuicao
    Grupo Pao de Acucar            25,000,000          585,082
  Cia Cimento Portland Itau         3,200,000          978,102
  Cia Energetica de Minas Gerais   39,000,000        2,177,737
  Cia Paranaense de Energia-
    Copel - B                     164,680,000        2,853,351
  Eletropaulo-Eletricide de Sao
    Paula SA - B**                  7,000,000        1,643,978
  Eletropaulo-Eletricide de Sao
    Paula SA - B Rights**           1,680,700           86,642
  Iochpe Maxion SA**                9,413,750          815,973
  Michaniki SA                         72,000           67,517
  Petroleo Brasileiro SA            3,287,000          935,715
  Sadia-Concordia SA Industria
    E Comercio                      1,327,000        1,319,735


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------     -----------
PREFERRED STOCKS (CONTINUED)
  Telecomunicacoes Brasileiras
    SA - Telebras                     695,282       $   89,765
  Usiminas Siderurgicas de Minas
    Gerais SA                          60,000          655,292
                                                  ------------
TOTAL PREFERRED STOCKS
  (Cost $13,460,865)                                16,339,395
                                                  ------------

                                        PAR
                        MATURITY       (000)
                        ---------     --------
CONVERTIBLE BONDS -- 2.4%
   Far East Department Stores
     3.00%               07/06/01      $1,440        1,508,400
   Siliconware Precision Industries
     0.50%               07/21/02       1,200        1,275,000
   Yang Ming Marine Transport, Inc.
     2.00%               10/06/99       1,340        1,494,100
   Yang Ming Marine Transport, Inc.
     (Reg. 144A)
     2.00%               10/06/99         200          223,000
                                                  ------------
TOTAL CONVERTIBLE BONDS
  (Cost $4,536,113)                                  4,500,500
                                                  ------------
SHORT TERM INVESTMENTS -- 4.8%
   Federal Home Loan Mortgage
     Corp Discount Notes
     6.05%               10/01/97       9,028        9,028,000
                                                  ------------
   (Cost $9,028,000)
TOTAL INVESTMENTS IN SECURITIES
  (Cost $180,510,675*)                 102.6%      193,482,367

LIABILITIES IN EXCESS OF
  OTHER ASSETS                          (2.6%)      (4,933,865)
                                       ------     ------------
NET ASSETS (Applicable to 11,985,768
  Institutional shares, 6,858,798 Service
  shares, 463,777 Investor A shares,
  192,528 Investor B shares and 9,180
  Investor C shares outstanding)       100.0%     $188,548,502
                                       ======     ============

                                                      VALUE
                                                  -------------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
INSTITUTIONAL SHARE
($116,107,033 (DIVIDE) 11,985,768)                    $ 9.69
                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($66,063,738 (DIVIDE) 6,858,798)                    $ 9.63
                                                      ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($4,454,003 (DIVIDE) 463,777)                       $ 9.60
                                                      ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.60 (DIVIDE) .950)                               $10.11
                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,836,163 (DIVIDE) 192,528)                       $ 9.54
                                                      ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($87,565 (DIVIDE) 9,180)                            $ 9.54
                                                      ======


---------------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                 $33,344,816
     Gross unrealized depreciation                 (20,373,124)
                                                   -----------
                                                   $12,971,692
                                                   ===========
**  Non-income producing security.
 #  Total or partial securities on loan.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                             SELECT EQUITY PORTFOLIO

                                       NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    -----------
COMMON STOCKS -- 96.8%
AEROSPACE -- 1.8%
  Boeing Co.                           69,000      $ 3,756,187
  Lockheed Martin Corp.                38,300        4,083,737
  United Technologies Corp.            32,200        2,608,200
                                                  ------------
                                                    10,448,124
                                                  ------------
AIR TRANSPORTATION -- 0.5%
  Delta Air Lines, Inc.                32,000        3,014,000
                                                  ------------
BANKS -- 7.9%
  Banc One Corp.                      212,269       11,847,264
  BankAmerica Corp.                    59,400        4,354,762
  Chase Manhattan Corp.                76,936        9,078,448
  CoreStates Financial Corp.           77,500        5,129,531
  First Chicago NBD, Corp.             81,200        6,110,300
  First Union Corp.                    84,800        4,245,300
#NationsBank, Inc.                     98,800        6,113,250
                                                  ------------
                                                    46,878,855
                                                  ------------
BEVERAGES -- 3.3%
  Anheuser Busch Cos., Inc.            85,200        3,844,650
  Coca-Cola Co.                       177,600       10,822,500
  Pepsico, Inc.                       123,400        5,005,412
                                                  ------------
                                                    19,672,562
                                                  ------------
CHEMICALS -- 3.5%
  Air Products & Chemicals, Inc.       35,800        2,969,162
  Dow Chemical Co.                     36,900        3,346,369
  E.I. Du Pont de Nemours and Co.      80,670        4,966,247
 #IMC Global, Inc.                    110,200        3,884,550
  PPG Industries, Inc.                 49,700        3,115,569
  Rohm & Haas Co.                      23,300        2,235,344
                                                  ------------
                                                    20,517,241
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 5.3%
  Cisco Systems, Inc.**                59,800        4,369,137
  Compaq Computer Corp.**              99,200        7,415,200
 #Ikon Office Solutions, Inc.         101,600        2,597,150
  International Business Machines
     Corp.                             93,500        9,905,156
  Seagate Technology, Inc.**          103,300        3,731,712
  Xerox Corp.                          41,000        3,451,687
                                                  ------------
                                                    31,470,042
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 2.1%
  Microsoft Corp.**                    95,900       12,688,769
                                                  ------------
CONSTRUCTION -- 0.3%
  Fluor Corp.                          36,700        1,968,037
                                                  ------------
ELECTRONICS -- 9.3%
  Adaptec, Inc.**                      55,500        2,594,625
  AMP, Inc.                            61,600        3,299,450
  Emerson Electric Co.                 77,700        4,477,462
  General Electric Co.                203,600       13,857,525
  Hewlett Packard Co.                  80,100        5,571,956
  Intel Corp.                         140,400       12,960,675
  Motorola, Inc.                       77,400        5,563,125
  Texas Instruments, Inc.              50,300        6,796,787
                                                  ------------
                                                    55,121,605
                                                  ------------
ENERGY & UTILITIES -- 2.5%
  Cinergy Corp.                        82,500        2,758,594
  Entergy Corp.                       140,500        3,661,781
  FPL Group, Inc.                      63,900        3,274,875
  NIPSCO Industries, Inc.              54,400        2,291,600
  Southern Co.                        128,300        2,894,769
                                                  ------------
                                                    14,881,619
                                                  ------------
                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------     -----------
ENTERTAINMENT & LEISURE -- 1.5%
  Harrah's Entertainment, Inc.**      105,300     $  2,362,669
  La Quinta Inns, Inc.                 84,700        1,995,744
  Walt Disney Co.                      53,500        4,313,437
                                                  ------------
                                                     8,671,850
                                                  ------------
FINANCE -- 4.5%
  Federal National Mortgage
    Association                       137,900        6,481,300
  Fleet Financial Group, Inc.          79,500        5,212,219
  Morgan Stanley, Dean Witter,
    Discover & Co.                    140,500        7,595,781
  Washington Mutual, Inc.             101,200        7,058,700
                                                  ------------
                                                    26,348,000
                                                  ------------
FOOD & AGRICULTURE -- 2.6%
  Archer Daniels Midland Co.          136,500        3,267,469
  Burlington Northern Santa Fe Corp.   31,600        3,053,350
  CPC International, Inc.              62,900        5,826,112
  Tyson Foods, Inc.                   133,700        3,133,594
                                                  ------------
                                                    15,280,525
                                                  ------------
INSURANCE -- 4.9%
  Aetna, Inc.                          36,428        2,966,605
  Allstate Corp.                       86,400        6,944,400
  American International Group, Inc.   87,600        9,039,225
  Cigna Corp.                          16,400        3,054,500
  General Re Corp.                     21,800        4,327,300
  Humana, Inc.**                      111,900        2,664,619
                                                  ------------
                                                    28,996,649
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 1.7%
  Applied Materials, Inc.**            55,900        5,324,475
  Illinois Tool Works, Inc.            90,800        4,540,000
                                                  ------------
                                                     9,864,475
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.0%
  Columbia Healthcare Corp.            66,350        1,907,563
  United Healthcare Corp.              85,600        4,280,000
                                                  ------------
                                                     6,187,563
                                                  ------------
METAL & MINING -- 1.5%
  Barrick Gold Corp.                  107,300        2,655,675
  Minnesota Mining & Manufacturing Co. 40,800        3,774,000
  Phelps Dodge Corp.                   33,000        2,561,625
                                                  ------------
                                                     8,991,300
                                                  ------------
MOTOR VEHICLES -- 3.9%
 #Cummins Engine, Inc.                 45,300        3,536,231
  Eaton Corp.                          46,400        4,286,200
  Ford Motor Co.                      144,900        6,556,725
  General Motors Corp.                 81,100        5,428,631
  Goodyear Tire & Rubber Co.           43,200        2,970,000
                                                  ------------
                                                    22,777,787
                                                  ------------
OIL & GAS -- 9.1%
  Atlantic Richfield Co.               56,000        4,784,500
  #British Petroleum Co., PLC ADR      48,000        4,359,000
  Enron Corp.                          81,500        3,137,750
  Exxon Corp.                         259,000       16,592,188
  Mobil Corp.                          92,200        6,822,800
  Noble Affiliates, Inc.               34,700        1,552,825
  Royal Dutch Petroleum Co.           211,600       11,743,800
  Schlumberger Ltd.                    54,200        4,562,963
                                                  ------------
                                                    53,555,826
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    ------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS -- 1.7%
  International Paper Co.              59,700      $ 3,287,231
  Kimberly-Clark Corp.                 68,800        3,366,900
  Mead Corp.                           49,300        3,561,925
                                                  ------------
                                                    10,216,056
                                                  ------------
PHARMACEUTICALS -- 7.9%
  American Home Products Corp.        101,900        7,438,700
  Bristol-Myers Squibb Co.             77,200        6,388,300
  Eli Lilly & Co.                      45,500        5,479,906
  Johnson & Johnson                    96,700        5,572,338
  Merck & Co., Inc.                   113,200       11,312,925
  Pfizer, Inc.                         97,400        5,850,088
  Pharmacia & Upjohn, Inc.            121,500        4,434,750
                                                  ------------
                                                    46,477,007
                                                  ------------
PUBLISHING & PRINTING -- 1.0%
  McGraw-Hill Companies, Inc.          49,000        3,316,688
  Tribune Co.                          52,500        2,798,906
                                                  ------------
                                                     6,115,594
                                                  ------------
RESTAURANTS -- 1.1%
  Brinker International, Inc.**       122,900        2,189,156
  McDonald's Corp.                     90,100        4,291,013
                                                  ------------
                                                     6,480,169
                                                  ------------
RETAIL MERCHANDISING -- 5.8%
  Albertson's, Inc.                    75,500        2,633,063
  J.C. Penney Co., Inc.               110,500        6,436,625
  Kroger Co.**                         96,500        2,913,094
  Limited, Inc.                       123,900        3,027,806
  Lowe's Cos., Inc.                   169,400        6,585,425
  Pep Boys - Manny Moe & Jack          81,000        2,207,250
  Toys "R" Us, Inc.**                 102,700        3,645,850
  Wal-Mart Stores, Inc.               192,600        7,053,975
                                                  ------------
                                                    34,503,088
                                                  ------------
SOAPS & COSMETICS -- 2.5%
 #Colgate-Palmolive Co.                99,000        6,899,063
  Procter & Gamble Co.                111,800        7,721,188
                                                  ------------
                                                    14,620,251
                                                  ------------
TELECOMMUNICATIONS -- 7.3%
  Alltel Corp.                        131,400        4,533,300
  AT&T Corp.                          171,900        7,617,319
  Bell Atlantic Corp.                  73,700        5,928,244
  GTE Corp.                           122,600        5,562,975
  Lucent Technologies, Inc.            50,194        4,084,537
 #Oracle Corp.**                      176,125        6,417,555
  SBC Communications, Inc.            149,200        9,157,150
                                                  ------------
                                                    43,301,080
                                                  ------------
TEXTILES -- 0.8%
  Fruit of the Loom, Inc.**            81,000        2,278,125
  The Warnaco Group, Inc.              86,300        2,740,025
                                                  ------------
                                                     5,018,150
                                                  ------------
TOBACCO -- 1.8%
  Philip Morris Cos., Inc.            255,200       10,606,750
                                                  ------------
TRANSPORTATION -- 0.5%
  CSX Corp.                            53,100        3,106,350
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $401,548,819)                              577,779,324
                                                  ------------

                                        PAR
                        MATURITY       (000)          VALUE
                        ---------    ---------    ------------
SHORT TERM INVESTMENTS -- 2.8%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%               10/01/97     $12,000     $ 12,000,000
   Smith Barney Money Market Fund       3,545        3,545,116
   U.S. Treasury Bills
     4.95%               12/18/97       1,000***       989,741
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $16,534,391)                                16,534,857
                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $418,083,210*)                   0.4%      594,314,181

LIABILITIES IN EXCESS OF
  OTHER ASSETS                          (0.4%)     (2,538,452)
                                       ------     -----------
NET ASSETS (Applicable to 21,687,989
  Institutional shares, 9,968,031 Service
  shares, 1,082,651 Investor A shares,
  1,054,062 Investor B shares and 21,678
  Investor C shares outstanding)       100.0%     $591,775,729
                                       ======     ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER INSTITUTIONAL SHARE
  ($379,686,642 (DIVIDE) 21,687,989)                    $17.51
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($174,418,263 (DIVIDE) 9,968,031)                     $17.50
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($18,948,763 (DIVIDE) 1,082,651)                      $17.50
                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($17.50 (DIVIDE) .955)                                $18.32
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($18,344,805 (DIVIDE) 1,054,062)                      $17.40
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($377,256 (DIVIDE) 21,678)                            $17.40
                                                        ======


-----------
*    Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
     appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                     $178,698,913
     Gross unrealized depreciation                       (2,467,942)
                                                       ------------
                                                       $176,230,971
                                                       ============
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $261,000 on 15 Standard & Poor's 500 Stock Index futures contracts expiring December 1997. The value of such contracts on September 30, 1997 was $7,158,750, thereby resulting in an unrealized gain of $21,750.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO

AS OF SEPTEMBER 30, 1997                               VALUE
                                                   -------------
Investment in The U.S. Large Company
Series of The DFA Investment
Trust Company
(Cost $329,320,801)                     99.9%      $451,588,404

OTHER ASSETS IN EXCESS OF
  LIABILITIES                            0.1%           389,647
                                       ------      ------------
NET ASSETS (Applicable to 9,103,906
  Institutional shares, 10,553,449 Service
  shares, 1,852,190 Investor A shares,
  2,099,976 Investor B shares and 1,079,191
  Investor C shares outstanding)       100.0%      $451,978,051
                                       ======      ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($166,786,275 (DIVIDE) 9,103,906)                      $18.32
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($193,319,311 (DIVIDE) 10,553,449)                     $18.32
                                                         ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($33,933,239 (DIVIDE) 1,852,190)                       $18.32
                                                         ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($18.32 (DIVIDE) .97)                                  $18.89
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($38,271,329 (DIVIDE) 2,099,976)                       $18.22
                                                         ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($19,667,897 (DIVIDE) 1,079,191)                       $18.22
                                                         ======


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND ACCOMPANYING FINANCIAL
       STATEMENTS AND RELATED NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                               BALANCED PORTFOLIO

                                       NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    ------------
COMMON STOCKS -- 59.7%
AEROSPACE -- 2.1%
  Allied-Signal, Inc.                  58,900      $ 2,503,250
  Boeing Co.                           16,200          881,887
  United Technologies Corp.            40,600        3,288,600
                                                  ------------
                                                     6,673,737
                                                  ------------
BANKS -- 3.4%
  Banc One Corp.                       71,100        3,968,269
  CoreStates Financial Corp.           45,700        3,024,769
  First Chicago NBD Corp.              50,800        3,822,700
                                                  ------------
                                                    10,815,738
                                                  ------------
BEVERAGES -- 1.1%
  Coca-Cola Co.                        40,600        2,474,062
  Pepsico, Inc.                        25,400        1,030,287
                                                  ------------
                                                     3,504,349
                                                  ------------
CHEMICALS -- 2.0%
  Dow Chemical Co.                     20,300        1,840,956
  E.I. du Pont de Nemours & Co.        48,700        2,998,094
  IMC Fertilizer Group, Inc.           39,600        1,395,900
                                                  ------------
                                                     6,234,950
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 5.2%
  3Com Corp.**                         38,600        1,978,250
  Cisco Systems, Inc.                  40,600        2,966,337
  Compaq Computer Corp.                71,100        5,314,725
  International Business Machines
    Corp.                              25,400        2,690,812
  Seagate Technology, Inc.**           35,500        1,282,437
  Xerox Corp.                          27,400        2,306,737
                                                  ------------
                                                    16,539,298
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 2.3%
 #First Data Corp.                     56,900        2,137,306
  Microsoft Corp.**                    38,600        5,107,262
                                                  ------------
                                                     7,244,568
                                                  ------------
CONSUMER DURABLES -- 0.8%
  Black & Decker Corp.                 67,000        2,495,750
                                                  ------------
ELECTRONICS -- 4.4%
  AMP, Inc.                            20,300        1,087,319
  Emerson Electric Co.                 24,400        1,406,050
  General Electric Co.                 73,100        4,975,369
  Intel Corp.                          50,800        4,689,475
  Motorola, Inc.                       26,400        1,897,500
                                                  ------------
                                                    14,055,713
                                                  ------------
ENERGY & UTILITIES -- 1.5%
  Entergy Corp.                        76,200        1,985,962
  NIPSCO Industries, Inc.              32,500        1,369,062
  PECO Energy Co.                      67,000        1,570,312
                                                  ------------
                                                     4,925,336
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.8%
  Walt Disney Co.                      31,500        2,539,687
                                                  ------------
FINANCE -- 3.7%
  Federal National Mortgage
    Association                        73,100        3,435,700
  Fleet Financial Group, Inc.          50,800        3,330,575
  Morgan Stanley, Dean Witter,
    Discover & Co.                     91,400        4,941,312
                                                  ------------
                                                    11,707,587
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------    -----------
FOOD & AGRICULTURE -- 0.6%
  CPC International, Inc.              22,300      $ 2,065,537
                                                  ------------
INSURANCE -- 3.5%
  Allstate Corp.                       22,600        1,816,475
  American International Group, Inc.   45,700        4,715,669
  Chubb Corp.                          32,500        2,309,531
  General Re Corp.                     11,200        2,223,200
                                                  ------------
                                                    11,064,875
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 1.0%
  Illinois Tool Works, Inc.            65,000        3,250,000
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.3%
  Medtronic, Inc.                      58,900        2,768,300
  United Healthcare Corp.              28,400        1,420,000
                                                  ------------
                                                     4,188,300
                                                  ------------
METAL & MINING -- 1.6%
  Minnesota Mining & Manufacturing
    Co.                                23,400        2,164,500
  Phelps Dodge Corp.                   36,600        2,841,075
                                                  ------------
                                                     5,005,575
                                                  ------------
MOTOR VEHICLES -- 2.0%
  Chrysler Corp.                       28,400        1,045,475
  Ford Motor Co.                       42,600        1,927,650
  General Motors Corp.                 22,300        1,492,706
  Goodyear Tire & Rubber Co.           29,400        2,021,250
                                                  ------------
                                                     6,487,081
                                                  ------------
OIL & GAS -- 4.0%
  Chevron Corp.                        20,300        1,688,706
  Exxon Corp.                          56,900        3,645,156
  Mobil Corp.                          20,300        1,502,200
  Royal Dutch Petroleum Co.            65,000        3,607,500
  Tenneco, Inc.                        50,800        2,432,050
                                                  ------------
                                                    12,875,612
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.4%
  International Paper Co.              24,400        1,343,525
                                                  ------------
PHARMACEUTICALS -- 5.8%
  American Home Products Corp.         56,900        4,153,700
  Bristol-Myers Squibb Co.             53,800        4,451,950
  Eli Lilly & Co.                      31,500        3,793,781
  Johnson & Johnson                    35,500        2,045,687
  Merck & Co., Inc.                    40,600        4,057,463
                                                  ------------
                                                    18,502,581
                                                  ------------
PUBLISHING & PRINTING -- 0.8%
  McGraw-Hill Companies, Inc.          38,600        2,612,738
                                                  ------------
RESTAURANTS -- 0.7%
  McDonald's Corp.                     45,700        2,176,463
                                                  ------------
RETAIL MERCHANDISING -- 2.7%
  K Mart Corp.**                       98,500        1,379,000
  Kroger Co.**                         87,300        2,635,369
  Lowe's Cos., Inc.**                  45,700        1,776,588
  Wal-Mart Stores, Inc.                78,200        2,864,075
                                                  ------------
                                                     8,655,032
                                                  ------------
SOAPS & COSMETICS -- 1.9%
 #Colgate-Palmolive Co.                50,800        3,540,125
  Procter & Gamble Co.                 34,500        2,382,656
                                                  ------------
                                                     5,922,781
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                       NUMBER
AS OF SEPTEMBER 30, 1997             OF SHARES        VALUE
                                     ----------    -----------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 3.5%
  Alltel Corp.                         47,700      $ 1,645,650
  AT&T Corp.                           40,600        1,799,088
  Bell Atlantic Corp.                  29,600        2,380,950
  GTE Corp.                            34,500        1,565,438
  Lucent Technologies, Inc.            11,500          935,813
  SBC Communications, Inc.             46,700        2,866,213
                                                  ------------
                                                    11,193,152
                                                  ------------
TOBACCO -- 1.7%
  Philip Morris Cos., Inc.            126,900        5,274,281
                                                  ------------
TRANSPORTATION -- 0.9%
  Norfolk Southern Corp.               26,400        2,725,800
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $114,815,836)                              190,080,046
                                                  ------------
                                         PAR
                        MATURITY        (000)
                        --------       -------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 13.4%
   Federal Home Loan Bank Notes
     4.90%*             10/27/97       $1,000          996,250
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%              06/01/17        1,110        1,136,332
   Small Business Investment Cos.
     Pass-Through, Series 96-P10C,
     Class 1
     7.35%              08/10/06        1,050        1,086,411
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%              08/01/07        1,250        1,272,665
   U.S. Treasury Bonds
     6.62%              02/15/27        1,385        1,418,461
    #6.37%              08/15/27        4,465        4,443,880
   U.S. Treasury Notes
     6.25%              03/31/99        6,480        6,527,758
     6.25%              05/31/99        1,875        1,888,613
     5.87%              08/31/99        1,100        1,101,012
     5.87%              02/15/00          230          230,106
     6.37%              05/15/00        5,990        6,063,437
    #6.00%              08/15/00          400          401,424
    #6.62%              03/31/02        6,100        6,245,972
    #6.25%              06/30/02        7,765        7,840,088
    #6.25%              08/31/02          335          338,072
     6.50%              10/15/06        1,500        1,532,805
                                                  ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $42,156,676)                                42,523,286
                                                  ------------
MORTGAGE PASS-THROUGHS -- 6.0%
   Federal Home Loan Mortgage
     Corporation
     9.00%              06/01/21          705          749,780
     7.50%              09/01/27        7,620        7,746,206
   Federal Housing Administration,
     Huntoon Paige
     7.31%              10/01/24        1,691        1,724,878
   Federal Housing Administration,
     Reilly Mortgage Securities
     6.89%              11/11/18        1,298        1,284,713
   Federal National Mortgage
     Association 15 Year
     7.00%              10/01/10-
                        04/01/12        3,435        3,470,855

                                          PAR
                            MATURITY     (000)        VALUE
                            ----------  --------    -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Government National Mortgage
     Association
     6.50%               01/15/24-
                         06/15/24      $1,485     $  1,453,243
     7.50%               01/21/27       2,750        2,793,828
                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $19,074,098)                                19,223,503
                                                  ------------
MULTIPLE CLASS MORTGAGE PASS-THROUGHS -- 2.7%
   Community Program Loan Trust,
     Series 87-A, Class A4
     4.50%               10/01/18       1,967        1,731,534
   Federal Home Loan Mortgage Corp.,
     Series 96, Class PG (IO)
     7.50%               05/15/21         750          221,250
   Federal Home Loan Mortgage Corp.,
     Series 96, Class PM (IO)
     7.50%               06/15/27       2,130          924,552
   Federal National Mortgage Association,
     Series 93-113, Class B (PO)
     6.50%               07/25/23         460          326,698
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     6.50%               04/25/21         612          506,971
   Federal National Mortgage Association,
     Series 96-56, Class E (PO)
     7.00%               04/25/23         232          150,894
   Federal National Mortgage Association,
     Series 274, Class 1
     4.00%               10/01/25         251          197,633
   Independent National Mortgage Corp.,
     Series 95U, Class A1
     7.25%               01/25/26         585          588,006
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%               08/15/27       1,116        1,129,460
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%               09/25/27       1,359        1,375,160
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (IO)
     11.00%              04/20/07         959          294,164
   Salomon Brothers Mortgage Securities VI,
     Series 87-1 (PO)
     5.00%               02/17/17         842          651,490
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (IO)
     11.00%              03/06/17         611          187,621
   Salomon Brothers Mortgage Securities VI,
     Series 87-2 (PO)
     5.00%               03/06/17         595          460,314
                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $8,665,674)                                  8,745,747
                                                  ------------
ASSET BACKED SECURITIES -- 7.7%
   Arcadia Automobile Receivable Trust,
     Series 97-C, Class A2
     6.05%               02/15/00       1,600        1,604,000
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%               11/20/03       1,318        1,323,420
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%               05/15/26         450          441,773
   Contimortgage Home Equity Loan
     Series Trust
     6.37%               03/15/08       3,000        2,997,656

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONTINUED)

                                          PAR
AS OF SEPTEMBER 30, 1997    MATURITY     (000)        VALUE
                            --------    -------    ----------
ASSET BACKED SECURITIES (CONTINUED)
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%               04/20/05      $2,000     $ 2,008,125
   Discover Card Master Trust I,
     Series 96-4, Class A
     6.01%*              10/16/03       1,500       1,522,266
   Equivantage Home Equity Loan Trust,
     Series 96-1, Class A
     6.55%               10/25/25         441         437,841
   First USA Credit Card Master Trust,
     Series 94-4
     5.99%*              08/15/03       2,000       2,015,938
   Green Tree Financial Corp., Series 96-6,
     Class B2
     8.35%               09/15/27         500         535,547
   Green Tree Financial Corp., Series 93-3,
     Class B
     6.85%               10/15/18       1,300       1,293,500
   Green Tree Financial Corp., Series 95-7,
     Class B1
     7.35%               11/15/26         400         407,500
   Green Tree Financial Corp., Series 96-6,
     Class A6
     7.95%               09/15/27       1,000       1,061,875
   Green Tree Financial Corp., Series 96-9,
     Class A6
     7.69%               01/15/28       1,150       1,203,188
   Green Tree Financial Corp., Series 97-3,
     Class A7
     7.64%               01/15/15       1,050       1,095,117
   Green Tree Financial Corp., Series 97-3,
     Class B2
     8.03%               07/15/28         550         577,328
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.10%               04/15/26       1,300       1,302,438
   Nissan Auto Receivable Grantor Trust,
     Series 95-A, Class A
     6.10%*              08/15/01         592         592,351
   Puget Power Conservation Grantor Trust,
     Series 97-1
     6.23%               07/11/02       1,100       1,097,594
   Sears Credit Card Master Trust
     Series 1996-3, Class A
     7.00%               07/16/08         900         926,016
   Security Pacific Home Equity Loan,
     Series 91-1, Class B
     8.85%               05/15/21         885         894,414
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.77%****           10/25/10       1,200       1,194,375
                                                 ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $24,355,957)                               24,532,262
                                                 ------------
CORPORATE BONDS -- 6.5%
FINANCE -- 2.7%
   Bear Stearns Capital
     7.00%               01/15/27       1,050       1,061,813
   Equitable Life Assurance Society
     7.70%               12/01/15         350         363,087
   First of America
     8.12%               01/31/27       1,300       1,340,881
   Great Western Finance
     8.20%               02/01/27       1,000       1,029,566
   Liberty Mutual Co.
     8.50%               05/15/25         750***      837,474

                                          PAR
                            MATURITY     (000)       VALUE
                            --------    --------   ----------
CORPORATE BONDS (CONTINUED)
   Meridian Bancorp.
     6.62%               06/15/00      $  450    $    454,624
   Merrill Lynch & Co.
     6.47%               06/27/00       1,000       1,006,203
   Metropolitan Life Insurance Co.
     6.30%               11/01/03         300         294,396
   Paine Webber, Inc.
     7.87%               02/15/03       1,000       1,051,684
   Safeco Corporation
     6.87%               07/15/07         950         952,010
   Salomon, Inc.
     8.90%               02/15/00         300         316,719
                                                 ------------
                                                    8,708,457
                                                 ------------
INDUSTRIAL -- 1.6%
   Burlington Industries
     7.25%               09/15/05         200         198,056
   ERAC USA Finance Co.
     6.95%               03/01/04       1,200       1,208,897
   GMAC Pass-Through Trust
     6.50%               01/17/00       1,100       1,105,785
   ITT Corp.
     7.37%               11/15/15         210         202,510
     7.75%               11/15/25         350         334,847
   RJR Nabisco, Inc.
     6.85%               06/15/05         300         300,615
     7.05%               07/15/07         180         181,707
     7.55%               06/15/15         700         721,139
   Time Warner
     6.10%               12/30/01       1,000         978,750
                                                 ------------
                                                    5,232,306
                                                 ------------
UTILITY -- 0.2%
   Mobile Energy Services, L.L.C.
     8.66%               01/01/17         284         303,209
   Texas Utilities Capital Trust
     8.17%               02/01/37         420         428,540
                                                 ------------
                                                      731,749
                                                 ------------
YANKEE -- 1.9%
   BGB Finance
     6.62%               12/30/99         300         303,162
   Exp-Imp Bank Korea
     7.12%               09/20/01       1,200       1,200,857
   Fairfax Financial
     8.30%               04/15/26         550         590,341
   Israel Electric Corp., LTD
     7.87%               12/15/26         350         362,303
   Pan American Beverages
     7.25%               07/01/09       1,200       1,209,949
   Reliance Industries
     9.37%               06/24/26         305         329,892
   Republic of Colombia
     7.62%               02/15/07       1,000         982,341
   SBC Glacier Financial, Series 2-A
     5.90%               09/10/06         300         299,953
   Telefonica De Argentina
     11.87%              11/01/04         625         753,986
                                                 ------------
                                                    6,032,784
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $20,206,395)                               20,705,296
                                                 ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                             STATEMENT OF NET ASSETS
                         BALANCED PORTFOLIO (CONCLUDED)

                                          PAR
AS OF SEPTEMBER 30, 1997    MATURITY     (000)        VALUE
                            --------    -------     -----------
TAXABLE MUNICIPAL BONDS -- 1.2%
   Los Angeles County Taxable
     Pension Obligation
     8.62%               06/30/06      $1,650      $1,861,500
     6.97%               06/30/08         400         404,000
   New Jersey Economic Development
     Authority
     7.56%               02/15/16       2,425         680,479
     7.59%               02/15/17         850         222,156
     7.65%               02/15/20         895         189,606
     7.62%               02/15/21         630         125,080
     7.62%               02/15/22         895         166,595
     7.63%               02/15/23         340          59,361
                                                 ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $3,423,855)                                 3,708,777
                                                 ------------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.3%
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.45%               11/25/27         250         253,164
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3, Class A1
     7.33%               04/25/28         481         497,600
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.57%*              05/25/15         450         463,581
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%               04/25/28       1,000       1,031,224
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%               04/25/28         500         520,240
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     7.50%               02/25/28       7,776         405,187
   Structured Asset Securites Corp.,
     Series 97-N1, Class D
     6.15%               09/25/28       1,000       1,000,000
                                                 ------------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $4,082,023)                                 4,170,996
                                                 ------------
SHORT TERM INVESTMENTS -- 2.0%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     6.05%               10/01/97       6,300       6,300,000
   Smith Barney Money Market Fund         106         105,843
   U.S. Treasury Bills
     4.90%               12/18/97          20***       19,795
     4.82%               12/26/97         120***      118,575
                                                 ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $6,544,248)                                 6,544,213
                                                 ------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $243,324,762*)                 100.5%     320,234,126

LIABILITIES IN EXCESS
  OF ASSETS                             (0.5%)     (1,583,257)
                                       ------    ------------
NET ASSETS (Applicable to 1,737,994
  Institutional shares, 9,677,363
  Service shares, 4,785,456 Investor A
  shares, 1,293,963 Investor B shares
  and 4,780 Investor C shares
  outstanding)                         100.0%    $318,650,869
                                       ======    ============


                                                    VALUE
                                                 ------------
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
INSTITUTIONAL SHARE
($31,674,134 (DIVIDE) 1,737,994)                       $18.22
                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  PER SERVICE SHARE
  ($176,232,471 (DIVIDE) 9,677,363)                    $18.21
                                                       ======
NET ASSET VALUE AND
  REDEMPTION PRICE
  PER INVESTOR A SHARE
  ($87,202,151 (DIVIDE) 4,785,456 )                    $18.22
                                                       ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($18.22 (DIVIDE) .955)                               $19.08
                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($23,455,474 (DIVIDE) 1,293,963)                     $18.13
                                                       ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($86,639 (DIVIDE) 4,780)                             $18.13
                                                       ======


---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                    $77,688,230
     Gross unrealized depreciation                       (778,866)
                                                      -----------
                                                      $76,909,364
                                                      ===========
**   Non-income producing security.
*** Principal amount of securities pledged as collateral is $500,000 on 109 net long U.S. Treasury Bond futures contracts and 64 net long U.S. Treasury Note futures contracts expiring December 1997. The value of such contracts on September 30,1997 was $19,589,188, thereby resulting in an unrealized gain of $197,845. Principal amount of securities pledged as initial margin requirement of $87,000 on 5 Standards & Poor's 500 Stock Index futures contracts expiring December 1997. The value of such contracts on September 30,1997 was $2,386,250, thereby resulting in an unrealized gain of $7,250.
**** Rates shown are the rates as of September 30, 1997.
 #   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]




                            STATEMENTS OF OPERATIONS

                                               LARGE CAP      LARGE CAP       MID-CAP       MID-CAP
                                                 VALUE         GROWTH          VALUE        GROWTH       SMALL CAP       SMALL CAP
                                                EQUITY         EQUITY         EQUITY        EQUITY      VALUE EQUITY   GROWTH EQUITY
FOR THE PERIOD ENDED SEPTEMBER 30, 1997        PORTFOLIO      PORTFOLIO     PORTFOLIO 1   PORTFOLIO 1    PORTFOLIO       PORTFOLIO
                                              ------------   ------------   -----------   -----------   ------------   ------------
Investment income:
   Interest ................................. $  1,797,249   $  1,456,159   $   265,856   $   546,377   $    965,867   $  4,957,414
   Dividends ................................   33,307,683      8,083,335     1,285,417        53,155      6,315,003        162,021
   Net investment income from master ........           --             --            --            --             --             --
   Foreign taxes withheld ...................           --             --            --            --             --             --
                                              ------------   ------------   -----------   -----------   ------------   ------------
        Total investment income .............   35,104,932      9,539,494     1,551,273       599,532      7,280,870      5,119,435
                                              ------------   ------------   -----------   -----------   ------------   ------------
Expenses:
   Investment advisory fee ..................    6,967,163      3,951,518       503,466       503,129      2,044,063      3,202,592
   Administration fee .......................    2,757,522      1,608,766       144,881       144,786        854,790      1,331,685
   Custodian fee ............................      226,000        131,288        29,796        30,073         99,636        132,094
   Transfer agent fee .......................      446,848        280,573        33,026        33,261        168,502        271,302
   Service fees .............................    1,620,787        691,084        34,280        35,106        302,403        592,478
   Distribution fees ........................      232,486        120,161         5,222         6,043        147,126        336,250
   Legal and audit ..........................      120,652         55,392         5,057         4,054         30,001         48,867
   Printing .................................       98,179         56,685         5,403         3,954         25,030         40,620
   Registration fees and expenses ...........       52,427         69,413        11,101        11,163         39,945         65,578
   Trustees' fees and officer's salary ......       39,045         15,205         1,647         1,678          8,270         11,076
   Other ....................................      383,660         23,860         3,870         4,424         13,337         28,719
                                              ------------   ------------   -----------   -----------   ------------   ------------
                                                12,944,769      7,003,945       777,749       777,671      3,733,103      6,061,261
   Less fees voluntarily waived .............     (906,172)      (478,700)      (23,592)      (22,770)       (36,578)       (33,632)
                                              ------------   ------------   -----------   -----------   ------------   ------------
   Interest expense .........................           --             --            --            --             --             --
                                              ------------   ------------   -----------   -----------   ------------   ------------
        Total expenses ......................   12,038,597      6,525,245       754,157       754,901      3,696,525      6,027,629
                                              ------------   ------------   -----------   -----------   ------------   ------------
Net investment income (loss) ................   23,066,335      3,014,249       797,116      (155,369)     3,584,345       (908,194)
                                              ------------   ------------   -----------   -----------   ------------   ------------
Realized and unrealized gain on investments
  and foreign  currency  transactions:
   Net realized gain (loss) from:
     Investment transactions ................  174,349,861    105,585,611     3,711,066      (220,217)    44,514,616     13,823,939
     Futures contracts ......................           --      3,748,360            --     1,421,662             --     18,186,768
     Foreign currency related transactions ..           --             --            --            --             --             --
                                              ------------   ------------   -----------   -----------   ------------   ------------
                                               174,349,861    109,333,971     3,711,066     1,201,445     44,514,616     32,010,707
                                              ------------   ------------   -----------   -----------   ------------   ------------
Change in unrealized appreciation
   (depreciation) from:
     Investments ............................  214,235,598     95,892,388    19,308,176    21,902,516    100,472,750     99,734,354
     Futures contracts ......................           --        225,453            --        70,876             --        250,074
     Foreign currency related transactions ..           --             --            --            --             --             --
                                              ------------   ------------   -----------   -----------   ------------   ------------
                                               214,235,598     96,117,841    19,308,176    21,973,392    100,472,750     99,984,428
                                              ------------   ------------   -----------   -----------   ------------   ------------
Net gain (loss) on investments and foreign
   currency transactions ....................  388,585,459    205,451,812    23,019,242    23,174,837    144,987,366    131,995,135
                                              ------------   ------------   -----------   -----------   ------------   ------------
   Net increase (decrease) in assets
     resulting from operations .............. $411,651,794   $208,466,061   $23,816,358   $23,019,468   $148,571,711   $131,086,941
                                              ============   ============   ===========   ===========   ============   ============



                                                           INTERNATIONAL  INTERNATIONAL
                                             INTERNATIONAL   SMALL CAP      EMERGING         SELECT         INDEX
                                                EQUITY        EQUITY         MARKETS         EQUITY        EQUITY        BALANCED
FOR THE PERIOD ENDED SEPTEMBER 30, 1997        PORTFOLIO    PORTFOLIO 2     PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
                                              -----------  ------------   --------------  ------------   ------------   -----------
Investment income:
   Interest ................................. $ 1,236,262     $  4,998      $   412,863   $    728,093   $         --   $ 7,409,409
   Dividends ................................  12,078,078           --        3,040,140      9,293,918             --     3,540,320
   Net investment income from master ........          --           --               --             --      6,196,020            --
   Foreign taxes withheld ...................    (858,683)          --         (124,358)            --             --            --
                                              -----------     --------      -----------   ------------   ------------   -----------
        Total investment income .............  12,455,657        4,998        3,328,645     10,022,011      6,196,020    10,949,729
                                              -----------     --------      -----------   ------------   ------------   -----------
Expenses:
   Investment advisory fee ..................   4,656,917        1,817        1,938,470      2,716,828             --     1,579,155
   Administration fee .......................   1,403,937          418          426,814      1,132,159        786,547       660,374
   Custodian fee ............................     712,035          351          359,665        101,539             --        77,334
   Transfer agent fee .......................     249,491           84           62,450        173,605        147,209       143,474
   Service fees .............................     545,702           --          164,221        453,285        538,929       534,753
   Distribution fees ........................     118,144           --           21,719         93,156        273,386       423,513
   Legal and audit ..........................      53,080           33           13,380         31,732         39,655        20,807
   Printing .................................      51,925            2           13,158         34,939         17,883        25,414
   Registration fees and expenses ...........      58,749           --           54,642         45,163         42,139        42,244
   Trustees' fees and officer's salary ......      12,838            4            2,617          9,290          8,541         5,771
   Other ....................................      41,176          112           36,958         20,110         31,941        21,624
                                              -----------     --------      -----------   ------------   ------------   -----------
                                                7,903,994        2,821        3,094,094      4,811,806      1,886,230     3,534,463
   Less fees voluntarily waived .............    (640,115)        (407)        (144,524)      (341,889)      (672,437)     (165,118)
                                              -----------     --------      -----------   ------------   ------------   -----------
   Interest expense .........................          --           --               --             --             --         8,464
                                              -----------     --------      -----------   ------------   ------------   -----------
        Total expenses ......................   7,263,879        2,414        2,949,570      4,469,917      1,213,793     3,377,809
                                              -----------     --------      -----------   ------------   ------------   -----------
Net investment income (loss) ................   5,191,778        2,584          379,075      5,552,094      4,982,227     7,571,920
                                              -----------     --------      -----------   ------------   ------------   -----------
Realized and unrealized gain on investments
  and foreign  currency  transactions:
   Net realized gain (loss) from:
     Investment transactions ................   6,492,235           --        3,961,050     39,409,751        188,497    21,137,880
     Futures contracts ......................          --           --               --      1,783,884             --       742,351
     Foreign currency related transactions ..  (1,672,243)          --         (201,053)            --             --            --
                                              -----------     --------      -----------   ------------   ------------   -----------
                                                4,819,992           --        3,759,997     41,193,635        188,497    21,880,231
                                              -----------     --------      -----------   ------------   ------------   -----------
Change in unrealized appreciation
   (depreciation) from:
     Investments ............................  77,967,567      (94,412)       9,017,466    124,751,097    107,463,405    40,671,339
     Futures contracts ......................          --           --               --       (132,250)            --       249,494
     Foreign currency related transactions ..     327,596           --          (65,293)            --             --            --
                                              -----------     --------      -----------   ------------   ------------   -----------
                                               78,295,163      (94,412)       8,952,173    124,618,847    107,463,405    40,920,833
                                              -----------     --------      -----------   ------------   ------------   -----------
Net gain (loss) on investments and foreign
   currency transactions ....................  83,115,155      (94,412)      12,712,170    165,812,482    107,651,902    62,801,064
                                              -----------     --------      -----------   ------------   ------------   -----------
   Net increase (decrease) in assets
     resulting from operations .............. $88,306,933     ($91,828)     $13,091,245   $171,364,576   $112,634,129   $70,372,984
                                              ===========     ========      ===========   ============   ============   ===========

---------------
1 For the period December 27, 1996 (commencement of operations) through September 30, 1997.
2 For the period September 26, 1997 (commencement of operations) through September 30, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     42-43

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COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]




                       STATEMENTS OF CHANGES IN NET ASSETS


                                                 LARGE CAP                   LARGE CAP            MID-CAP VALUE   MID-CAP GROWTH
                                          VALUE EQUITY PORTFOLIO      GROWTH EQUITY PORTFOLIO   EQUITY PORTFOLIO EQUITY PORTFOLIO
                                     ------------------------------ -------------------------- ------------------ ------------------
                                         FOR THE         FOR THE       FOR THE       FOR THE     FOR THE PERIOD     FOR THE PERIOD
                                       YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED  12/27/96 1 THROUGH 12/27/96 1 THROUGH
                                         9/30/97         9/30/96       9/30/97       9/30/96         9/30/97          9/30/97
                                     --------------  -------------- ------------  ------------ ------------------ ------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .$   23,066,335  $   23,256,170 $  3,014,249  $  2,498,099  $    797,116     $   (155,369)
    Net gain (loss) on investments
      and foreign currency related
      transactions ..................   388,585,459     171,442,481  205,451,812    99,719,777    23,019,242       23,174,837
                                     --------------  -------------- ------------  ------------  ------------     ------------
    Net increase (decrease) in net
      assets resulting from
      operations ....................   411,651,794     194,698,651  208,466,061   102,217,876    23,816,358       23,019,468
                                     --------------  -------------- ------------  ------------  ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............   (13,758,751)    (14,286,618)  (3,233,374)   (1,136,763)     (671,220)              --
    Service Shares ..................    (8,690,512)     (8,962,904)    (551,885)     (254,368)     (102,519)              --
    Investor A Shares ...............      (566,730)       (426,677)     (28,989)           --        (7,342)              --
    Investor B Shares ...............      (100,630)        (15,517)          --            --        (2,026)              --
    Investor C Shares ...............        (6,938)           (811)          --            --           (36)              --
                                     --------------  -------------- ------------  ------------  ------------     ------------
    Total distribution from net
      investment income .............   (23,123,561)    (23,692,527)  (3,814,248)   (1,391,131)     (783,143)              --
                                     --------------  -------------- ------------  ------------  ------------     ------------
Net realized gains:
    Institutional Shares ............  (118,697,319)    (34,958,288) (23,813,741)   (6,935,080)           --               --
    Service Shares ..................   (74,902,263)    (12,256,162)  (9,521,137)   (2,398,963)           --               --
    Investor A Shares ...............    (4,450,693)     (1,214,058)    (845,179)     (303,768)           --               --
    Investor B Shares ...............      (686,113)             --     (142,913)           --            --               --
    Investor C Shares ...............       (37,282)             --           --            --            --               --
                                     --------------  -------------- ------------  ------------  ------------     ------------
    Total distributions from net
      realized gains ................  (198,773,670)    (48,428,508) (34,322,970)   (9,637,811)           --               --
                                     --------------  -------------- ------------  ------------  ------------     ------------
    Total distributions to
       shareholders .................  (221,897,231)    (72,121,035) (38,137,218)  (11,028,942)     (783,143)              --
                                     --------------  -------------- ------------  ------------  ------------     ------------
Capital share transactions ..........      (682,854)    399,261,871  (82,504,921)  301,601,842   111,856,947      113,098,231
                                     --------------  -------------- ------------  ------------  ------------     ------------
    Total increase in net assets ....   189,071,709     521,839,487   87,823,922   392,790,776   134,890,162      136,117,699
Net assets:
    Beginning of period ............. 1,217,853,950     696,014,463  691,136,745   298,345,969            --               --
                                     --------------  -------------- ------------  ------------  ------------     ------------
    End of period ...................$1,406,925,659  $1,217,853,950 $778,960,667  $691,136,745  $134,890,162     $136,117,699
                                     ==============  ============== ============  ============  ============     ============


                                              SMALL CAP                    SMALL CAP                   INTERNATIONAL
                                       VALUE EQUITY PORTFOLIO        GROWTH EQUITY PORTFOLIO         EQUITY PORTFOLIO
                                     ---------------------------   ---------------------------  --------------------------
                                        FOR THE         FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
                                      YEAR ENDED      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                        9/30/97         9/30/96       9/30/97        9/30/96       9/30/97       9/30/96
                                     -------------   ------------  ------------   ------------  ------------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .$  3,584,345   $  1,600,084   $  (908,194) $   (726,338) $  5,191,778  $  4,246,980
    Net gain (loss) on investments
      and foreign currency related
      transactions .................. 144,987,366     31,503,290   131,995,135   140,147,401    83,115,155    34,089,605
                                     ------------   ------------  ------------  ------------  ------------  ------------
    Net increase (decrease) in net
      assets resulting from
      operations .................... 148,571,711     33,103,374   131,086,941   139,421,063    88,306,933    38,336,585
                                     ------------   ------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............  (2,644,746)    (1,400,389)     (433,573)     (211,287)   (8,151,028)   (4,294,793)
    Service Shares ..................    (734,773)      (268,681)           --            --    (2,965,174)   (1,383,668)
    Investor A Shares ...............    (176,487)       (35,201)           --            --      (336,258)     (210,717)
    Investor B Shares ...............     (10,398)            --            --            --       (41,787)      (14,131)
    Investor C Shares ...............        (762)            --            --            --           (32)           --
                                     ------------   ------------  ------------  ------------  ------------  ------------
    Total distribution from net
      investment income .............  (3,567,166)    (1,704,271)     (433,573)     (211,287)  (11,494,279)   (5,903,309)
                                     ------------   ------------  ------------  ------------  ------------  ------------
Net realized gains:
    Institutional Shares ............ (29,222,142)    (9,611,837)  (21,197,629)           --   (11,783,420)  (16,180,662)
    Service Shares .................. (10,944,596)    (3,671,321)  (10,929,423)           --    (4,941,534)   (5,506,015)
    Investor A Shares ...............  (3,377,127)    (1,218,870)   (2,203,319)           --      (620,819)     (869,371)
    Investor B Shares ...............    (336,403)       (92,835)     (608,317)           --       (90,494)      (61,711)
    Investor C Shares ...............        (416)            --       (61,208)           --            --            --
                                     ------------   ------------  ------------  ------------  ------------  ------------
    Total distributions from net
      realized gains ................ (43,880,684)   (14,594,863)  (34,999,896)           --   (17,436,267)  (22,617,759)
                                     ------------   ------------  ------------  ------------  ------------  ------------
    Total distributions to
       shareholders ................. (47,447,850)   (16,299,134)  (35,433,469)     (211,287)  (28,930,546)  (28,521,068)
                                     ------------   ------------  ------------  ------------  ------------  ------------
Capital share transactions ..........  55,575,869     53,279,248   243,771,372   138,191,328    29,594,684   125,201,967
                                     ------------   ------------  ------------  ------------  ------------  ------------
    Total increase in net assets .... 156,699,730     70,083,488   339,424,844   277,401,104    88,971,071   135,017,484
Net assets:
    Beginning of period ............. 322,770,974    252,687,486   493,267,477   215,866,373   572,442,752   437,425,268
                                     ------------   ------------  ------------  ------------  ------------  ------------
    End of period ...................$479,470,704   $322,770,974  $832,692,321  $493,267,477  $661,413,823  $572,442,752
                                     ============   ============  ============  ============  ============  ============

                                        INTERNATIONAL
                                       SMALL CAP EQUITY      INTERNATIONAL EMERGING
                                           PORTFOLIO            MARKETS PORTFOLIO
                                      -----------------   --------------------------
                                       FOR THE PERIOD       FOR THE        FOR THE
                                      09/26/97 1 THROUGH   YEAR ENDED     YEAR ENDED
                                           9/30/97          9/30/97        9/30/96
                                      ------------------  ------------    ----------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .  $     2,584        $    379,075   $    661,503
    Net gain (loss) on investments
      and foreign currency related
      transactions ..................      (94,412)         12,712,170      4,227,613
                                       -----------        ------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations ....................      (91,828)         13,091,245      4,889,116
                                       -----------        ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ............           --            (474,769)            --
    Service Shares ..................           --            (179,460)            --
    Investor A Shares ...............           --             (12,546)            --
    Investor B Shares ...............           --                  --             --
    Investor C Shares ...............           --                  --             --
                                       -----------        ------------   ------------
    Total distribution from net
      investment income .............           --            (666,775)            --
                                       -----------        ------------   ------------
Net realized gains:
    Institutional Shares ............           --                  --        (45,943)
    Service Shares ..................           --                  --        (19,291)
    Investor A Shares ...............           --                  --         (2,963)
    Investor B Shares ...............           --                  --             --
    Investor C Shares ...............           --                  --             --
                                       -----------        ------------   ------------
    Total distributions from net
      realized gains ................           --                  --        (68,197)
                                       -----------        ------------   ------------
    Total distributions to
       shareholders .................           --            (666,775)       (68,197)
                                       -----------        ------------   ------------
Capital share transactions ..........   16,725,691          66,260,603     58,140,563
                                       -----------        ------------   ------------
    Total increase in net assets ....   16,633,863          78,685,073     62,961,482
Net assets:
    Beginning of period .............           --         109,863,429     46,901,947
                                       -----------        ------------   ------------
    End of period ...................  $16,633,863        $188,548,502   $109,863,429
                                       ===========        ============   ============

------------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     44-45

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

                                                      SELECT                         INDEX
                                                 EQUITY PORTFOLIO              EQUITY PORTFOLIO             BALANCED PORTFOLIO
                                            ---------------------------   ---------------------------   ---------------------------
                                               FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               9/30/97        9/30/96        9/30/97        9/30/96        9/30/97        9/30/96
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................. $ 5,552,094    $ 6,081,781    $ 4,982,227    $ 4,616,698    $ 7,571,920    $ 6,562,917
    Net gain on investments and foreign
      currency related transactions ........ 165,812,482     57,336,010    107,651,902     33,592,745     62,801,064     23,008,377
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Net increase in net assets
      resulting from operations ............ 171,364,576     63,417,791    112,634,129     38,209,443     70,372,984     29,571,294
                                            ------------   ------------   ------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................  (4,137,153)    (4,512,721)    (2,473,762)    (2,965,619)      (972,993)      (938,462)
    Service Shares .........................  (1,370,431)    (1,433,794)    (1,969,191)    (1,824,167)    (4,320,625)    (3,553,382)
    Investor A Shares ......................     (96,476)       (61,193)      (256,444)      (196,504)    (2,073,865)    (1,882,795)
    Investor B Shares ......................     (14,738)        (3,156)      (100,050)       (14,252)      (283,194)      (101,081)
    Investor C Shares ......................        (111)            --        (53,663)        (1,308)          (622)            --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Total distribution from net
      investment income ....................  (5,618,909)    (6,010,864)    (4,853,110)    (5,001,850)    (7,651,299)    (6,475,720)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net realized gains:
    Institutional Shares ................... (24,271,695)    (8,002,431)    (6,172,085)   (13,669,694)    (1,274,430)      (242,642)
    Service Shares ......................... (10,159,155)    (2,803,130)    (5,024,090)    (8,539,902)    (4,988,172)      (784,225)
    Investor A Shares ......................    (598,242)      (135,347)      (620,161)      (935,892)    (2,456,117)      (626,288)
    Investor B Shares ......................    (140,029)            --       (141,880)            --       (283,940)       (32,915)
    Investor C Shares ......................        (383)            --        (20,100)            --             --             --
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions from net
      realized gains ....................... (35,169,504)   (10,940,908)   (11,978,316)   (23,145,488)    (9,002,659)    (1,686,070)
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Total distributions to shareholders .... (40,788,413)   (16,951,772)   (16,831,426)   (28,147,338)   (16,653,958)    (8,161,790)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Capital share transactions .................  65,514,355     22,892,723    109,931,345     58,712,108     14,011,868     48,301,845
                                            ------------   ------------   ------------   ------------   ------------   ------------
    Total increase in net assets ........... 196,090,518     69,358,742    205,734,048     68,774,213     67,730,894     69,711,349

Net assets:
    Beginning of period .................... 395,685,211    326,326,469    246,244,003    177,469,790    250,919,975    181,208,626
                                            ------------   ------------   ------------   ------------   ------------   ------------
    End of period ..........................$591,775,729   $395,685,211   $451,978,051   $246,244,003   $318,650,869   $250,919,975
                                            ============   ============   ============   ============   ============   ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                     NET GAIN                                   DISTRIBUTIONS    NET
                             ASSET                   (LOSS) ON    DISTRIBUTIONS                    FROM NET      ASSET
                             VALUE        NET       INVESTMENTS     FROM NET      DISTRIBUTIONS    REALIZED      VALUE
                           BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT         FROM          CAPITAL      END OF     TOTAL
                           OF PERIOD    INCOME    AND UNREALIZED)    INCOME          CAPITAL         GAINS       PERIOD    RETURN
====================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/97                      $15.35    $ 0.31          $ 4.69        $(0.30)         $  --          $(2.52)      $17.53     37.66%
9/30/96                       13.92      0.35            2.41         (0.36)            --           (0.97)       15.35     21.01
9/30/95                       11.62      0.34            2.54         (0.33)            --           (0.25)       13.92     25.73
9/30/94                       11.68      0.27            0.16         (0.27)            --           (0.22)       11.62      3.76
9/30/93                        9.78      0.22            1.91         (0.23)            --              --        11.68     21.92
SERVICE CLASS
9/30/97                      $15.35    $ 0.24          $ 4.70        $(0.25)         $  --          $(2.52)      $17.52     37.22%
9/30/96                       13.92      0.32            2.40         (0.32)            --           (0.97)       15.35     20.68
9/30/95                       11.62      0.30            2.55         (0.30)            --           (0.25)       13.92     25.40
9/30/94                       11.68      0.25            0.16         (0.25)            --           (0.22)       11.62      3.51
7/29/93 1 through 9/30/93     11.21      0.04            0.48         (0.05)            --              --        11.68      4.64
INVESTOR A CLASS
9/30/97                      $15.35    $ 0.23          $ 4.69        $(0.23)         $  --          $(2.52)      $17.52     37.01%3
9/30/96                       13.92      0.28            2.41         (0.29)            --           (0.97)       15.35     20.52 3
9/30/95                       11.62      0.27            2.56         (0.28)            --           (0.25)       13.92     25.22 3
9/30/94                       11.69      0.23            0.15         (0.23)            --           (0.22)       11.62      3.32 3
9/30/93                        9.78      0.22            1.91         (0.22)            --              --        11.69     21.95 3
INVESTOR B CLASS
9/30/97                      $15.32    $ 0.14          $ 4.64        $(0.14)         $  --          $(2.52)      $17.44     36.40%4
1/18/96 1 through 9/30/96     13.56      0.13            1.80         (0.17)            --              --        15.32     14.26 4
INVESTOR C CLASS
9/30/97                      $15.32    $ 0.15          $ 4.63        $(0.14)         $  --          $(2.52)      $17.44     35.99%4
8/16/96 1 through 9/30/96     14.91      0.02            0.45         (0.06)            --              --        15.32      3.16 4
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/97                      $14.96    $ 0.09          $ 4.72        $(0.11)         $  --          $(0.74)      $18.92     33.69%
9/30/96                       13.03      0.08            2.29         (0.06)            --           (0.38)       14.96     18.67
9/30/95                       10.19      0.13            2.88         (0.17)            --              --        13.03     29.88
9/30/94                       11.58      0.06           (1.34)        (0.01)            --           (0.10)       10.19    (11.14)
9/30/93                        9.92      0.06            2.07         (0.07)         (0.01)          (0.39)       11.58     22.18
SERVICE CLASS
9/30/97                      $14.95    $ 0.04          $ 4.72        $(0.04)         $  --          $(0.74)      $18.93     33.38%
9/30/96                       13.02      0.05            2.28         (0.02)            --           (0.38)       14.95     18.34
9/30/95                       10.18      0.10            2.87         (0.13)            --              --        13.02     29.43
9/30/94                       11.57      0.03           (1.32)           --             --           (0.10)       10.18    (11.20)
7/29/93 1 through 9/30/93     10.54        --            1.03            --             --              --        11.57      9.77
INVESTOR A CLASS
9/30/97                      $14.94    $ 0.01          $ 4.72        $(0.02)         $  --          $(0.74)      $18.91     33.18%3
9/30/96                       13.01      0.02            2.29            --             --            0.38        14.94     18.18 3
9/30/95                       10.16      0.08            2.87         (0.10)            --              --        13.01     29.26 3
9/30/94                       11.57      0.02           (1.33)           --             --           (0.10)       10.16    (11.38)3
9/30/93                        9.92      0.02            2.10         (0.07)         (0.01)          (0.39)       11.57     22.08 3
INVESTOR B CLASS
9/30/97                      $14.86    $(0.07)         $ 4.64        $   --          $  --          $(0.74)      $18.69     32.18%4
1/24/96 1 through 9/30/96     13.08     (0.02)           1.80            --             --              --        14.86     13.61 4
INVESTOR C CLASS
1/24/97 1 through 9/30/97    $15.23    $(0.03)         $ 3.49        $   --          $  --          $   --       $18.69     22.78%
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
12/27/96 1 through 9/30/97   $10.00    $ 0.10          $ 2.80        $(0.10)         $  --           $  --       $12.80     29.11%
SERVICE CLASS
12/27/96 1 through 9/30/97   $10.00    $ 0.07          $ 2.80        $(0.08)         $  --           $  --       $12.79     28.81%
INVESTOR A CLASS
12/27/96 1 through 9/30/97   $10.00    $ 0.07          $ 2.78        $(0.08)         $  --           $  --       $12.77     28.51%3
INVESTOR B CLASS
12/27/96 1 through 9/30/97   $10.00    $ 0.03          $ 2.79        $(0.04)         $  --           $  --       $12.78     28.23%4
INVESTOR C CLASS
12/27/96 1 through 9/30/97   $10.00    $ 0.02          $ 2.80        $(0.04)         $  --           $  --       $12.78     28.23%4
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
12/27/96 1 through 9/30/97   $10.00    $(0.01)         $ 2.21        $   --          $  --           $  --       $12.20     22.00%
SERVICE CLASS
12/27/96 1 through 9/30/97   $10.00    $(0.03)         $ 2.20        $   --          $  --           $  --       $12.17     21.70%

                                                                                          RATIO OF NET
                              NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                             ASSETS     RATIO OF       TO AVERAGE      RATIO OF NET         TO AVERAGE
                             END OF    EXPENSES TO     NET ASSETS    INVESTMENT INCOME      NET ASSETS    PORTFOLIO     AVERAGE
                             PERIOD    AVERAGE NET    (EXCLUDING     TO AVERAGE NET        (EXCLUDING      TURNOVER    COMMISSION
                              (000)      ASSETS         WAIVERS)          ASSETS             WAIVERS)       RATE        RATE 5
================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/97                     $743,405      0.78%          0.85%            1.94%               1.87%          37%        $0.0580
9/30/96                      731,024      0.75           0.84             2.40                2.32           60          0.0556
9/30/95                      508,273      0.67           0.81             2.68                2.53           12              --
9/30/94                      577,996      0.65           0.81             2.44                2.28           11              --
9/30/93                      432,776      0.80           0.83             2.07                2.04           11              --
SERVICE CLASS
9/30/97                     $595,189      1.09%          1.16%            1.62%               1.55%          37%        $0.0580
9/30/96                      457,283      1.05           1.14             2.13                2.04           60          0.0556
9/30/95                      170,832      0.95           1.09             2.40                2.26           12              --
9/30/94                      105,035      0.90           1.06             2.24                2.08           11              --
7/29/93 1 through 9/30/93     23,137      0.91 2         0.94 2           2.44 2              2.41 2         11              --
INVESTOR A CLASS
9/30/97                     $ 47,131      1.26%          1.33%            1.44%               1.37%          37%        $0.0580
9/30/96                       26,190      1.22           1.31             1.93                1.84           60          0.0556
9/30/95                       16,910      1.11           1.25             2.24                2.10           12              --
9/30/94                       10,412      1.05           1.21             2.08                1.92           11              --
9/30/93                        4,865      0.92           0.95             1.96                1.93           11              --
INVESTOR B CLASS
9/30/97                     $ 19,773      2.00%          2.07%            0.64%               0.57%          37%        $0.0580
1/18/96 1 through 9/30/96      3,152      1.92           2.00 2           1.34 2              1.25 2         60          0.0556
INVESTOR C CLASS
9/30/97                     $  1,428      2.01%          2.08%            0.61%               0.54%          37%        $0.0580
8/16/96 1 through 9/30/96        205      1.80 2         1.88 2           1.29 2              1.20 2         60          0.0556
-----------------------
LARGE CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/97                     $482,851      0.79%          0.86%            0.54%               0.47%          81%        $0.0594
9/30/96                      481,171      0.75           0.86             0.63                0.51           58          0.0598
9/30/95                      211,543      0.67           0.85             1.20                1.01           55              --
9/30/94                       97,834      0.65           0.89             0.62                0.38          212              --
9/30/93                      100,049      0.81           0.87             0.50                0.44          175              --
SERVICE CLASS
9/30/97                     $262,409      1.10%          1.17%            0.24%               0.17%          81%        $0.0594
9/30/96                      191,023      1.05           1.17             0.31                0.20           58          0.0598
9/30/95                       76,769      0.95           1.13             0.91                0.73           55              --
9/30/94                       36,752      0.90           1.14             0.51                0.26          212              --
7/29/93 1 through 9/30/93      8,606      0.89 2         0.95 2          (0.03)2             (0.09)2        175              --
INVESTOR A CLASS
9/30/97                     $ 25,575      1.27%          1.34%            0.07%                  0%          81%        $0.0594
9/30/96                       16,579      1.22           1.34             0.15                0.04           58          0.0598
9/30/95                       10,034      1.11           1.29             0.76                0.58           55              --
9/30/94                        5,049      1.05           1.29             0.29                0.05          212              --
9/30/93                        2,362      0.91           0.97             0.18                0.12          175              --
INVESTOR B CLASS
9/30/97                     $  7,919      2.01%          2.08%           (0.66)%             (0.73)%         81%        $0.0594
1/24/96 1 through 9/30/96      2,364      1.93 2         2.05 2          (0.47)2             (0.58)2         58          0.0598
INVESTOR C CLASS
1/24/97 1 through 9/30/97   $    207      2.02%2         2.09%2          (0.66)%2            (0.73)%2        81%        $0.0594
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
12/27/96 1 through 9/30/97  $106,886      1.15%2         1.19%2              1.33%2           1.29%2         36%        $0.0528
SERVICE CLASS
12/27/96 1 through 9/30/97  $ 22,757      1.44%2         1.48%2              0.98%2           0.94%2         36%        $0.0528
INVESTOR A CLASS
12/27/96 1 through 9/30/97  $  2,315      1.61%2         1.64%2              0.77%2           0.73%2         36%        $0.0528
INVESTOR B CLASS
12/27/96 1 through 9/30/97  $  2,911      2.32%2         2.36%2              0.04%2              0%2         36%        $0.0528
INVESTOR C CLASS
12/27/96 1 through 9/30/97  $     21      2.33%2         2.37%2              0.13%2           0.09%2         36%        $0.0528
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
12/27/96 1 through 9/30/97  $107,709      1.13%2         1.17%2             (0.16)%2         (0.20)%2        64%        $0.0576
SERVICE CLASS
12/27/96 1 through 9/30/97  $ 22,984      1.44%2         1.48%2             (0.54)%2         (0.58)%2        64%        $0.0576

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     48-49

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                     NET GAIN                                   DISTRIBUTIONS    NET
                             ASSET                   (LOSS) ON    DISTRIBUTIONS                    FROM NET      ASSET
                             VALUE        NET       INVESTMENTS     FROM NET      DISTRIBUTIONS    REALIZED      VALUE
                           BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT         FROM          CAPITAL      END OF     TOTAL
                           OF PERIOD    INCOME    AND UNREALIZED)    INCOME          CAPITAL         GAINS       PERIOD    RETURN
====================================================================================================================================
INVESTOR A CLASS
12/27/96 1 through 9/30/97  $10.00      $(0.03)         $2.17         $   --         $  --          $   --       $12.14     21.40%3
INVESTOR B CLASS
12/27/96 1 through 9/30/97  $10.00      $(0.05)         $2.16         $   --         $  --          $   --       $12.11     21.10%4
INVESTOR C CLASS
12/27/96 1 through 9/30/97  $10.00      $(0.07)         $2.18         $   --         $  --          $   --       $12.11     21.10%4
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/97                     $15.98      $ 0.17          $6.39         $(0.17)        $  --          $(2.17)      $20.20     47.36%
9/30/96                      15.16        0.10           1.70          (0.11)           --           (0.87)       15.98     12.64
9/30/95                      13.62        0.06           2.17          (0.08)           --           (0.61)       15.16     17.43
9/30/94                      13.08        0.04           0.77          (0.02)           --           (0.25)       13.62      6.28
9/30/93                      10.14        0.04           3.02          (0.04)           --           (0.08)       13.08     30.36
SERVICE CLASS
9/30/97                     $15.98      $ 0.13          $6.39         $(0.13)        $  --          $(2.17)      $20.20     46.95%
9/30/96                      15.15        0.06           1.70          (0.06)           --           (0.87)       15.98     12.30
9/30/95                      13.59        0.02           2.18          (0.03)           --           (0.61)       15.15     17.17
9/30/94                      13.08          --           0.77          (0.01)           --           (0.25)       13.59      5.96
7/29/93 1 through 9/30/93    12.28          --           0.80             --            --           --           13.08      6.51
INVESTOR A CLASS
9/30/97                     $15.97      $ 0.10          $6.40         $(0.10)        $  --          $(2.17)      $20.20     46.85%3
9/30/96                      15.14        0.03           1.69          (0.02)           --           (0.87)       15.97     12.06 3
9/30/95                      13.58       --              2.17             --            --           (0.61)       15.14     16.96 3
9/30/94                      13.07       (0.01)          0.77             --            --           (0.25)       13.58      5.93 3
9/30/93                      10.14        0.03           3.02          (0.04)           --           (0.08)       13.07     30.36 3
INVESTOR B CLASS
9/30/97                     $15.80      $ 0.08          $6.19         $(0.04)        $  --          $(2.17)      $19.86     45.67%4
9/30/96                      15.06       (0.04)          1.65             --            --           (0.87)       15.80     11.34 4
10/3/94 1 through 9/30/95    13.51       (0.05)          2.21             --            --           (0.61)       15.06     16.95 4
INVESTOR C CLASS
10/1/96 1 through 9/30/97   $15.76      $ 0.02          $6.29         $(0.04)        $  --          $(2.17)      $19.86     46.04%4
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/97                     $21.94      $ 0.02          $3.18         $(0.03)        $  --          $(1.49)      $23.62     15.89%
9/30/96                      15.06       (0.01)          6.91          (0.02)           --              --        21.94     45.87
9/30/95                      10.16        0.02           4.90          (0.02)           --              --        15.06     48.50
9/30/94                      10.47        0.03          (0.33)         (0.01)           --              --        10.16     (2.89)
9/14/93 1 through 9/30/93    10.00          --           0.47             --            --              --        10.47      4.70
SERVICE CLASS
9/30/97                     $21.80      $(0.03)         $3.15         $   --         $  --          $(1.49)      $23.43     15.54%
9/30/96                      15.02       (0.06)          6.84             --            --              --        21.80     45.14
9/30/95                      10.14       (0.01)          4.89             --            --              --        15.02     48.13
9/30/94                      10.47        0.01          (0.34)            --            --              --        10.14     (3.12)
9/15/93 1 through 9/30/93     9.96          --           0.51             --            --              --        10.47      5.12
INVESTOR A CLASS
9/30/97                     $21.69      $(0.04)         $3.09         $   --         $  --          $(1.49)      $23.25     15.28%3
9/30/96                      14.98       (0.06)          6.77             --            --              --        21.69     44.79 3
9/30/95                      10.12       (0.02)          4.88             --            --              --        14.98     48.02 3
9/30/94                      10.47          --          (0.35)            --            --              --        10.12     (3.33)3
9/15/93 1 through 9/30/93     9.96          --           0.51             --            --              --        10.47      5.12 3
INVESTOR B CLASS
9/30/97                     $21.53      $(0.07)         $2.92         $   --         $  --          $(1.49)      $22.89     14.47%4
1/18/96 1 through 9/30/96    14.87       (0.07)          6.73             --            --              --        21.53     38.27 4
INVESTOR C CLASS
9/30/97                     $21.53      $(0.11)         $2.96         $   --         $  --          $(1.49)      $22.89     14.47%4
9/6/96 1 through 9/30/96     19.66       (0.01)          1.88             --            --              --        21.53      9.51 4
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/97                     $13.43      $ 0.14          $1.77         $(0.28)        $  --          $(0.41)      $14.65     14.88%
9/30/96                      13.27        0.17           0.84          (0.18)           --           (0.67)       13.43      8.01
9/30/95                      13.44        0.17           0.13          (0.11)           --           (0.36)       13.27      2.46
9/30/94                      12.48        0.15           1.17          (0.11)           --           (0.25)       13.44     10.71
9/30/93                       9.87        0.11           2.61          (0.11)           --              --        12.48     27.72


                                                                                          RATIO OF NET
                              NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                             ASSETS     RATIO OF       TO AVERAGE      RATIO OF NET         TO AVERAGE
                             END OF    EXPENSES TO     NET ASSETS    INVESTMENT INCOME      NET ASSETS    PORTFOLIO    AVERAGE
                             PERIOD    AVERAGE NET    (EXCLUDING     TO AVERAGE NET        (EXCLUDING      TURNOVER    COMMISSION
                              (000)      ASSETS         WAIVERS)          ASSETS             WAIVERS)       RATE        RATE5
================================================================================================================================
INVESTOR A CLASS
12/27/96 1 through 9/30/97   $  2,650     1.59%2         1.63%2           (0.73)%2           (0.77)%2        64%        $0.0576
INVESTOR B CLASS
12/27/96 1 through 9/30/97   $  2,691     2.32%2         2.36%2           (1.50)%2           (1.54)%2        64%        $0.0576
INVESTOR C CLASS
12/27/96 1 through 9/30/97   $     85     2.35%2         2.39%2           (1.49)%2           (1.53)%2        64%        $0.0576
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/97                      $309,899     0.87%          0.88%             1.09%              1.08%          66%        $0.0504
9/30/96                       214,828     0.85           0.86              0.68               0.67           50          0.0580
9/30/95                       168,334     0.75           0.84              0.44               0.35           31              --
9/30/94                       168,360     0.73           0.85              0.28               0.16           18              --
9/30/93                       128,805     0.83           0.87              0.31               0.27           41              --
SERVICE CLASS
9/30/97                      $122,431     1.17%          1.18%             0.79%              0.78%          66%        $0.0504
9/30/96                        80,981     1.15           1.16              0.38               0.37           50          0.0580
9/30/95                        61,313     1.02           1.12              0.16               0.07           31              --
9/30/94                        45,372     0.98           1.10              0.03              (0.09)          18              --
7/29/93 1 through 9/30/93      21,689     0.99 2         1.03 2            0.12 2             0.08 2         41              --
INVESTOR A CLASS
9/30/97                      $ 34,031     1.34%          1.35%             0.63%              0.62%          66%        $0.0504
9/30/96                        24,605     1.32           1.33              0.20               0.19           50          0.0580
9/30/95                        21,563     1.18           1.28              0.0               (0.09)          31              --
9/30/94                        16,884     1.13           1.25             (0.11)             (0.23)          18              --
9/30/93                         9,084     0.94           0.98              0.19               0.15           41              --
INVESTOR B CLASS
9/30/97                      $ 11,001     2.07%          2.08%            (0.15)%            (0.16)%         66%        $0.0504
9/30/96                         2,357     2.04           2.05             (0.50)             (0.51)          50          0.0580
10/3/94 1 through 9/30/95       1,477     1.80 2         1.89 2           (0.61)2            (0.70)2         31              --
INVESTOR C CLASS
10/1/96 1 through 9/30/97    $  2,109     2.04%2         2.05%2           (0.18)%2           (0.19)%2        66%        $0.0504
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/97                      $495,904     0.87%          0.87%             0.01%              0.01%          82%        $0.0572
9/30/96                       299,563     0.86           0.88             (0.07)             (0.09)          89          0.0569
9/30/95                       145,915     0.75           0.88              0.22               0.09           74              --
9/30/94                        65,612     0.48           1.04              0.45              (0.10)          89              --
9/14/93 1 through 9/30/93      11,310     0.73 2         1.42 2           (0.11)2            (0.80)2          9              --
SERVICE CLASS
9/30/97                      $225,089     1.17%          1.17%            (0.29)%            (0.29)%         82%        $0.0572
9/30/96                       158,901     1.16           1.18             (0.38)             (0.40)          89          0.0569
9/30/95                        62,604     1.03           1.16             (0.07)             (0.20)          74              --
9/30/94                        22,648     0.71           1.27              0.21              (0.34)          89              --
9/15/93 1 through 9/30/93         911     0.99 2         1.68 2           (0.34)2            (1.03)2          9              --
INVESTOR A CLASS
9/30/97                      $ 57,323     1.34%          1.34%            (0.46)%            (0.46)%         82%        $0.0572
9/30/96                        27,954     1.33           1.35             (0.55)             (0.57)          89          0.0569
9/30/95                         7,348     1.20           1.33             (0.24)             (0.36)          74              --
9/30/94                         1,620     0.86           1.42              0.07              (0.49)          89              --
9/15/93 1 through 9/30/93          41     1.13 2         1.82 2           (0.48)2            (1.17)2          9              --
INVESTOR B CLASS
9/30/97                      $ 40,270     2.07%          2.07%            (1.23)%            (1.23)%         82%        $0.0572
1/18/96 1 through 9/30/96       6,520     2.06 2         2.08 2           (1.34)2            (1.36)2         89          0.0569
INVESTOR C CLASS
9/30/97                      $ 14,106     2.07%          2.07%            (1.25)%            (1.25)%         82%        $0.0572
9/6/96 1 through 9/30/96          329     1.74 2         1.76 2           (0.93)2            (0.95)2         89          0.0569
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/97                      $433,135     1.06%          1.16%             0.94%              0.84%          62%        $0.0166
9/30/96                       388,588     1.36           1.46              0.65               0.54           70          0.0158
9/30/95                       312,588     1.53           1.63              0.50               0.40          105              --
9/30/94                       284,905     2.27           2.37             (0.21)             (0.32)          37              --
9/30/93                       131,052     2.28           2.38             (0.47)             (0.58)          31              --


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     50-51

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                     NET GAIN                                   DISTRIBUTIONS    NET
                             ASSET                   (LOSS) ON    DISTRIBUTIONS                    FROM NET      ASSET
                             VALUE        NET       INVESTMENTS     FROM NET      DISTRIBUTIONS    REALIZED      VALUE
                           BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT         FROM          CAPITAL      END OF     TOTAL
                           OF PERIOD    INCOME    AND UNREALIZED)    INCOME          CAPITAL         GAINS       PERIOD    RETURN
====================================================================================================================================
SERVICE CLASS
9/30/97                      $13.37    $ 0.10         $ 1.76        $(0.24)         $  --          $(0.41)      $14.58     14.52%
9/30/96                       13.24      0.19           0.78         (0.17)            --           (0.67)       13.37      7.71
9/30/95                       13.41      0.11           0.16         (0.08)            --           (0.36)       13.24      2.19
9/30/94                       12.47      0.14           1.14         (0.09)            --           (0.25)       13.41     10.36
7/29/93 1 through 9/30/93     11.76      0.02           0.69            --             --              --        12.47      6.03
INVESTOR A CLASS
9/30/97                      $13.36    $ 0.07         $ 1.77        $(0.22)         $  --          $(0.41)      $14.57     14.36%3
9/30/96                       13.24      0.14           0.81         (0.16)            --           (0.67)       13.36      7.58 3
9/30/95                       13.40      0.11           0.13         (0.04)            --           (0.36)       13.24      2.00 3
9/30/94                       12.47      0.12           1.15         (0.09)            --           (0.25)       13.40     10.24 3
9/30/93                        9.87      0.12           2.59         (0.11)            --              --        12.47     27.72 3
INVESTOR B CLASS
9/30/97                      $13.23    $ 0.07         $ 1.66        $(0.17)         $  --          $(0.41)      $14.38     13.63%4
9/30/96                       13.20      0.08           0.77         (0.15)            --           (0.67)       13.23      6.81 4
10/3/94 1 through 9/30/95     13.35      0.05           0.16            --             --           (0.36)       13.20      1.77 4
INVESTOR C CLASS
12/5/96 1 through 9/30/97    $13.21    $ 0.15         $ 1.19        $(0.17)         $  --          $   --       $14.38     10.33%4
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/26/97 1 through 9/30/97    $10.00    $   --         $(0.06)       $   --          $  --          $   --       $ 9.94     (0.30)%
SERVICE CLASS
9/26/97 1 through 9/30/97    $10.00    $   --         $(0.06)       $   --          $  --          $   --       $ 9.94     (0.30)%
INVESTOR A CLASS
9/26/97 1 through 9/30/97    $10.00    $   --         $(0.06)       $   --          $  --          $   --       $ 9.94     (0.30)%3
INVESTOR B CLASS
9/26/97 1 through 9/30/97    $10.00    $   --         $(0.06)       $   --          $  --          $   --       $ 9.94     (0.30)%4
INVESTOR C CLASS
9/26/97 1 through 9/30/97    $10.00    $   --         $(0.06)       $   --          $  --          $   --       $ 9.94     (0.30)%4
-----------------------------
INTERNATIONAL EMERGING EQUITY
-----------------------------
INSTITUTIONAL CLASS
9/30/97                      $ 8.76    $ 0.03         $ 0.95        $(0.05)         $  --          $   --       $ 9.69     11.16%
9/30/96                        8.19      0.08           0.50            --             --           (0.01)        8.76      6.97
9/30/95                       10.56      0.08          (2.15)        (0.10)         (0.01)          (0.19)        8.19    (19.72)
6/17/94 through 9/30/94       10.00      0.03           0.53            --             --              --        10.56      5.60
SERVICE CLASS
9/30/97                      $ 8.72    $ 0.01         $ 0.93        $(0.03)         $  --          $   --       $ 9.63     10.74%
9/30/96                        8.18      0.04           0.51            --             --           (0.01)        8.72      6.61
9/30/95                       10.55      0.06          (2.15)        (0.08)         (0.01)          (0.19)        8.18    (19.91)
6/17/94 through 9/30/94       10.00      0.02           0.53            --             --              --        10.55      5.50
INVESTOR A CLASS
9/30/97                      $ 8.71    $(0.06)        $ 0.98        $(0.03)         $  --          $   --       $ 9.60     10.51%3
9/30/96                        8.18      0.02           0.52            --             --           (0.01)        8.71      6.49 3
9/30/95                       10.54      0.03          (2.14)        (0.05)         (0.01)          (0.19)        8.18    (20.12)3
6/17/94 1 through 9/30/94     10.00      0.02           0.52            --             --              --        10.54      5.40 3
INVESTOR B CLASS
9/30/97                      $ 8.69    $(0.04)        $ 0.89        $   --          $  --              --       $ 9.54      9.78%4
7/2/96 1 through 9/30/96       8.85        --          (0.16)           --             --              --         8.69     (1.81)4
INVESTOR C CLASS
3/21/97 1 through 9/30/97    $ 9.70    $(0.01)        $(0.15)       $   --          $  --          $   --       $ 9.54     (3.08)%4
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/97                      $13.57    $ 0.19         $ 5.15        $(0.19)         $  --          $(1.21)      $17.51     42.50%
9/30/96                       11.88      0.21           2.08         (0.21)            --           (0.39)       13.57     19.84
9/30/95                        9.92      0.22           2.08         (0.22)            --           (0.12)       11.88     23.76
9/30/94                        9.97      0.22          (0.04)        (0.23)            --              --         9.92      1.79
9/13/93 1 through 9/30/93     10.00      0.01          (0.04)           --             --              --         9.97     (0.30)
SERVICE CLASS
9/30/97                      $13.56    $ 0.11         $ 5.18        $(0.14)         $  --          $(1.21)      $17.50     42.12%
9/30/96                       11.88      0.17           2.07         (0.17)            --           (0.39)       13.56     19.43
9/30/95                        9.92      0.22           2.05         (0.19)            --           (0.12)       11.88     23.43
9/30/94                        9.97      0.19          (0.04)        (0.20)            --              --         9.92      1.55
9/15/93 1 through 9/30/93     10.00        --          (0.03)           --             --              --         9.97     (0.30)


                                                                                          RATIO OF NET
                              NET                  RATIO OF EXPENSES                    INVESTMENT INCOME
                             ASSETS     RATIO OF       TO AVERAGE      RATIO OF NET         TO AVERAGE
                             END OF    EXPENSES TO     NET ASSETS    INVESTMENT INCOME      NET ASSETS    PORTFOLIO    AVERAGE
                             PERIOD    AVERAGE NET    (EXCLUDING     TO AVERAGE NET        (EXCLUDING      TURNOVER    COMMISSION
                              (000)      ASSETS         WAIVERS)          ASSETS             WAIVERS)       RATE        RATE5
================================================================================================================================
SERVICE CLASS
9/30/97                     $199,939      1.36%          1.46%            0.42%               0.32%           62%       $0.0166
9/30/96                      161,321      1.36           1.47             0.71                0.60            70         0.0158
9/30/95                      106,045      1.25           1.42             1.16                0.98           105             --
9/30/94                       75,174      1.20           1.39             1.09                0.90            37             --
7/29/93 1 through 9/30/93     11,985      1.18 2         1.24 2           1.01 2              0.95 2          31             --
INVESTOR A CLASS
9/30/97                     $ 22,335      1.53%          1.63%            0.50%               0.40%           62%       $0.0166
9/30/96                       19,842      1.53           1.64             0.45                0.34            70         0.0158
9/30/95                       17,721      1.40           1.58             0.97                0.80           105             --
9/30/94                       14,433      1.35           1.54             0.96                0.77            37             --
9/30/93                        3,669      1.25           1.31             1.27                1.21            31             --
INVESTOR B CLASS
9/30/97                     $  5,850      2.27%          2.37%           (0.22)%             (0.32)%          62%       $0.0166
9/30/96                        2,692      2.23           2.34            (0.18)              (0.29)           70         0.0158
10/3/94 1 through 9/30/95      1,071      2.06 2         2.23 2           0.59 2              0.41 2         105             --
INVESTOR C CLASS
12/5/96 1 through 9/30/97   $    155      2.28%2         2.38%2          (0.48)%2            (0.58)%2         62%       $0.0166
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/26/97 1 through 9/30/97   $ 15,415      1.33%2         1.55%2           1.42%2              1.19%2           0%       $0.0268
SERVICE CLASS
9/26/97 1 through 9/30/97   $     10      1.63%2         1.86%2           1.42%2              1.19%2           0%       $0.0268
INVESTOR A CLASS
9/26/97 1 through 9/30/97   $    326      1.30%2         1.52%2           1.44%2              1.22%2           0%       $0.0268
INVESTOR B CLASS
9/26/97 1 through 9/30/97   $    711      1.30%2         1.52%2           1.58%2              1.35%2           0%       $0.0268
INVESTOR C CLASS
9/26/97 1 through 9/30/97   $    182      1.30%2         1.52%2           1.44%2              1.22%2           0%       $0.0268
-----------------------------
INTERNATIONAL EMERGING EQUITY
-----------------------------
INSTITUTIONAL CLASS
9/30/97                     $116,107      1.78%          1.87%            0.37%               0.27%           33%       $0.0016
9/30/96                       68,664      1.78           1.88             0.96                0.87            44         0.0018
9/30/95                       29,319      1.78           2.02             1.90                1.66            75             --
6/17/94 through 9/30/94        2,511      1.75 2         2.73 2           1.19 2              0.21 2           4             --
SERVICE CLASS
9/30/97                     $ 66,064      2.08%          2.17%            0.09%              (0.01)%          33%       $0.0016
9/30/96                       37,987      2.08           2.18             0.70                0.60            44         0.0018
9/30/95                       15,020      2.06           2.30             1.72                1.48            75             --
6/17/94 through 9/30/94        3,505      2.00 2         2.98 2           1.10 2              0.12 2           4             --
INVESTOR A CLASS
9/30/97                     $  4,454      2.25%          2.34%           (0.08)%             (0.18)%          33%       $0.0016
9/30/96                        2,996      2.26           2.35             0.45                0.35            44         0.0018
9/30/95                        2,563      2.20           2.44             1.54                1.30            75             --
6/17/94 1 through 9/30/94      2,857      2.15 2         3.13 2           0.74 2             (0.24)2           4             --
INVESTOR B CLASS
9/30/97                     $  1,836      2.98%          3.07%           (0.80)%             (0.90)%          33%       $0.0016
7/2/96 1 through 9/30/96         216      2.902          3.00 2           0.17 2              0.07 2          44         0.0018
INVESTOR C CLASS
3/21/97 1 through 9/30/97   $     88      2.58%2         2.67%2          (0.27)%2            (0.37)%2         33%       $0.0016
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/97                     $379,687      0.79%          0.86%            1.24%               1.17%           29%       $0.0547
9/30/96                      274,434      0.74           0.87             1.70                1.58            55         0.0487
9/30/95                      238,813      0.67           0.85             2.35                2.17            51             --
9/30/94                       48,123      0.65           0.93             2.11                1.82            88             --
9/13/93 1 through 9/30/93     69,268      0.65 2         0.87 2           2.17 2              1.95 2           2             --
SERVICE CLASS
9/30/97                     $174,418      1.09%          1.16%            0.93%               0.86%           29%       $0.0547
9/30/96                      113,777      1.04           1.17             1.41                1.28            55         0.0487
9/30/95                       83,705      0.95           1.13             2.10                1.91            51             --
9/30/94                       49,293      0.90           1.18             1.96                1.68            88             --
9/15/93 1 through 9/30/93        704      0.902          1.12 2           1.92 2              1.70 2           2             --


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     52-53

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]




                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              NET                     NET GAIN                                   DISTRIBUTIONS    NET
                             ASSET                   (LOSS) ON    DISTRIBUTIONS                    FROM NET      ASSET
                             VALUE        NET       INVESTMENTS     FROM NET      DISTRIBUTIONS    REALIZED      VALUE
                           BEGINNING  INVESTMENT  (BOTH REALIZED   INVESTMENT         FROM          CAPITAL      END OF     TOTAL
                           OF PERIOD    INCOME    AND UNREALIZED)    INCOME          CAPITAL         GAINS       PERIOD    RETURN
====================================================================================================================================
INVESTOR A CLASS
9/30/97                      $13.56    $0.11          $ 5.16        $(0.12)         $  --          $(1.21)      $17.50     41.95%3
9/30/96                       11.88     0.15            2.07         (0.15)            --           (0.39)       13.56     19.23 3
9/30/95                        9.92     0.20            2.06         (0.18)            --           (0.12)       11.88     23.29 3
10/13/93 1 through 9/30/94     9.96     0.18           (0.03)        (0.19)            --              --         9.92      1.54 3
INVESTOR B CLASS
9/30/97                      $13.54    $0.05          $ 5.07        $(0.05)         $  --          $(1.21)      $17.40     40.70%4
3/27/96 1 through 9/30/96     12.83     0.04            0.73         (0.06)            --              --        13.54      6.58 4
INVESTOR C CLASS
9/30/97                      $13.54    $0.04          $ 5.08        $(0.05)         $  --          $(1.21)      $17.40     40.70%4
9/27/96 1 through 9/30/96     13.52       --            0.02            --             --              --        13.54      0.15 4
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/97                      $13.97    $0.04          $ 5.02        $(0.03)         $  --          $(0.68)      $18.32     39.78%
9/30/96                       13.58     0.30            2.13         (0.34)            --           (1.70)       13.97     19.82
9/30/95                       10.93     0.38            2.73         (0.34)            --           (0.12)       13.58     29.30
9/30/94                       11.02     0.31            0.03         (0.32)            --           (0.11)       10.93      3.07
9/30/93                       10.06     0.27            0.97         (0.28)            --              --        11.02     12.40
SERVICE CLASS
9/30/97                      $13.97    $0.23          $ 5.01        $(0.21)         $  --          $(0.68)      $18.32     39.58%
9/30/96                       13.58     0.29            2.10         (0.30)            --           (1.70)       13.97     19.45
9/30/95                       10.93     0.35            2.73         (0.31)            --           (0.12)       13.58     28.99
9/30/94                       11.02     0.29            0.02         (0.29)            --           (0.11)       10.93      2.78
9/13/93 1 through 9/30/93     10.76     0.05            0.29         (0.08)            --              --        11.02      3.16
INVESTOR A CLASS
9/30/97                      $13.96    $0.21          $ 5.02        $(0.19)         $  --          $(0.68)      $18.32     39.49%3
9/30/96                       13.58     0.27            2.09         (0.28)            --           (1.70)       13.96     19.31 3
9/30/95                       10.93     0.34            2.73         (0.30)            --           (0.12)       13.58     28.77 3
9/30/94                       11.02     0.25            0.04         (0.27)            --           (0.11)       10.93      2.66 3
9/30/93                       10.06     0.27            0.96         (0.27)            --              --        11.02     12.33 3
INVESTOR B CLASS
9/30/97                      $13.93    $0.13          $ 4.94        $(0.10)         $  --          $(0.68)      $18.22     38.31%4
2/7/96 1 through 9/30/96      13.20     0.08            0.77         (0.12)            --              --        13.93      6.50 4
INVESTOR C CLASS
9/30/97                      $13.93    $0.13          $ 4.94        $(0.10)         $  --          $(0.68)      $18.22     38.31%4
8/14/96 1 through 9/30/96     13.47     0.02            0.50         (0.06)            --              --        13.93      3.90 4
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/97                      $15.10    $0.52          $ 3.62        $(0.50)         $  --          $(0.52)      $18.22     28.43%
9/30/96                       13.73     0.46            1.49         (0.45)            --           (0.13)       15.10     14.43
9/30/95                       11.98     0.46            1.90         (0.47)            --           (0.14)       13.73     20.32
9/30/94                       12.42     0.38           (0.39)        (0.37)            --           (0.06)       11.98     (0.11)
9/30/93                       11.53     0.30            1.15         (0.30)            --           (0.26)       12.42     12.86
SERVICE CLASS
9/30/97                      $15.09    $0.45           $3.64        $(0.45)         $  --          $(0.52)      $18.21     28.07%
9/30/96                       13.72     0.42            1.49         (0.41)            --           (0.13)       15.09     14.11
9/30/95                       11.98     0.44            1.88         (0.44)            --           (0.14)       13.72     19.94
9/30/94                       12.42     0.34           (0.38)        (0.34)            --           (0.06)       11.98     (0.36)
7/29/93 1 through 9/30/93     12.05     0.06            0.38         (0.07)            --              --        12.42      3.66
INVESTOR A CLASS
9/30/97                      $15.10    $0.39          $ 3.68        $(0.43)         $  --          $(0.52)      $18.22     27.93%3
9/30/96                       13.73     0.40            1.49         (0.39)            --           (0.13)       15.10     13.98 3
9/30/95                       11.98     0.43            1.88         (0.42)            --           (0.14)       13.73     19.86 3
9/30/94                       12.42     0.32           (0.38)        (0.32)            --           (0.06)       11.98     (0.50)3
9/30/93                       11.53     0.30            1.14         (0.29)            --           (0.26)       12.42     12.80 3
INVESTOR B CLASS
9/30/97                      $15.04    $0.31          $ 3.61        $(0.31)         $  --          $(0.52)      $18.13     26.95%4
9/30/96                       13.69     0.31            1.47         (0.30)            --           (0.13)       15.04     13.14 3
10/3/94 1 through 9/30/95     11.95     0.33            1.93         (0.38)            --           (0.14)       13.69     19.38 3
INVESTOR C CLASS
12/20/96 1 through 9/30/97   $15.62    $0.28          $ 2.54        $(0.31)         $  --          $   --       $18.13     23.95%4

                                                                                        RATIO OF NET
                              NET                 RATIO OF EXPENSES                   INVESTMENT INCOME
                             ASSETS   RATIO OF        TO AVERAGE      RATIO OF NET        TO AVERAGE
                             END OF  EXPENSES TO      NET ASSETS    INVESTMENT INCOME     NET ASSETS    PORTFOLIO   AVERAGE
                             PERIOD  AVERAGE NET     (EXCLUDING     TO AVERAGE NET       (EXCLUDING      TURNOVER  COMMISSION
                              (000)    ASSETS          WAIVERS)          ASSETS            WAIVERS)       RATE       RATE5
=============================================================================================================================
INVESTOR A CLASS
9/30/97                    $ 18,949    1.27%        1.34%                  0.75%           0.68%          29%      $0.0547
9/30/96                       6,228    1.21         1.34                   1.24            1.11           55        0.0487
9/30/95                       3,808    1.12         1.30                   1.91            1.73           51            --
10/13/93 1 through 9/30/94      601    1.05 2       1.34 2                 1.89 2          1.60 2         88            --
INVESTOR B CLASS
9/30/97                    $ 18,345    2.01%        2.08%                 (0.02)%         (0.09)%         29%      $0.0547
3/27/96 1 through 9/30/96     1,196    1.92 2       2.04 2                 0.59 2          0.46 2         55        0.0487
INVESTOR C CLASS
9/30/97                      $  377    2.01%        2.08%                 (0.12)%         (0.19)%         29%      $0.0547
9/27/96 1 through 9/30/96        50     0.0 2        0.0 2                  0.0 2           0.0 2         55        0.0487
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/97                    $166,786    0.18%        0.38%(DOUBLE DAGGER)   1.71%           1.51%          --*      $    --*
9/30/96                     127,076    0.18         0.50(DOUBLE DAGGER)    2.29            1.98         0.18 6*     0.0319 6*
9/30/95                     109,433    0.17         0.50                   2.92            2.59         0.18            --
9/30/94                     147,746    0.15         0.52                   2.72            2.35           17            --
9/30/93                     186,163    0.40         0.52                   2.46            2.34            8            --
SERVICE CLASS
9/30/97                    $193,319    0.48%        0.68%(DOUBLE DAGGER)   1.41%           1.21%          --*      $    --*
9/30/96                     103,080    0.48         0.80(DOUBLE DAGGER)    1.98            1.67         0.18 6*     0.0319 6*
9/30/95                      61,536    0.45         0.79                   2.62            2.28           18            --
9/30/94                      27,376    0.40         0.77                   2.49            2.12           17            --
9/13/93 1 through 9/30/93    12,441    0.41 2       0.53 2                 3.04 2          2.92 2          8            --
INVESTOR A CLASS
9/30/97                    $ 33,934    0.65%        0.85%(DOUBLE DAGGER)   1.23%           1.03%          --*      $    --*
9/30/96                      12,752    0.65         0.97(DOUBLE DAGGER)    1.81            1.49           18 6*     0.0319 6*
9/30/95                       6,501    0.61         0.95                   2.44            2.10           18            --
9/30/94                       2,632    0.55         0.92                   2.35            1.98           17            --
9/30/93                       1,263    0.49         0.61                   2.48            2.36            8            --
INVESTOR B CLASS
9/30/97                    $ 38,271    1.38%        1.58%(DOUBLE DAGGER)   0.45%           0.25%          --*      $    --*
2/7/96 1 through 9/30/96      2,904    1.38 2       1.60 2(DOUBLE DAGGER)  0.93 2          0.71 1         18 6*     0.0319 6*
INVESTOR C CLASS
9/30/97                    $ 19,668    1.38%        1.58%(DOUBLE DAGGER)   0.45%           0.25%          --*      $    --*
8/14/96 1 through 9/30/96       432    1.25 2       1.43 2(DOUBLE DAGGER)  0.71 2          0.53 2         18 6*     0.0319 6*
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/97                    $ 31,674    0.84%        0.89%                  2.98%           2.92%         173%      $0.0364
9/30/96                      37,567    0.79         0.90                   3.16            3.06          275        0.0599
9/30/95                      24,525    0.67         0.88                   3.78            3.56          154            --
9/30/94                      17,610    0.65         0.91                   3.16            2.89           54            --
9/30/93                      12,928    0.80         0.98                   2.89            2.71           32            --
SERVICE CLASS
9/30/97                    $176,232    1.14%        1.20%                  2.68%           2.62%         173%      $0.0364
9/30/96                     134,121    1.09         1.20                   2.87            2.76          275        0.0599
9/30/95                      85,668    0.94         1.16                   3.49            3.28          154            --
9/30/94                      66,024    0.90         1.16                   2.96            2.70           54            --
7/29/93 1 through 9/30/93    15,842    0.93 2       1.11 2                 2.75 2          2.57 2         32            --
INVESTOR A CLASS
9/30/97                    $ 87,202    1.24%        1.30%                  2.58%           2.52%         173%      $0.0364
9/30/96                      71,899    1.19         1.30                   2.75            2.65          275        0.0599
9/30/95                      67,892    1.07         1.28                   3.38            3.16          154            --
9/30/94                      62,307    1.05         1.31                   2.77            2.51           54            --
9/30/93                      39,529    0.91         1.09                   2.79            2.61           32            --
INVESTOR B CLASS
9/30/97                    $ 23,455    2.05%        2.11%                  1.78%           1.72%         173%      $0.0364
9/30/96                       7,333    1.98         2.09                   1.99            1.88          275        0.0599
10/3/94 1 through 9/30/95     3,124    1.72 2       1.94 2                 2.71 2          2.49 2        154            --
INVESTOR C CLASS
12/20/96 1 through 9/30/97 $     87    2.03%2       2.09%2                 1.90%2          1.84%2        173%      $0.0364

1    Commencement of operations of share class.
2    Annualized.
3    Sales load not reflected in total return.
4    Contingent deferred sales load not reflected in total return.
5 Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
6    For the period 10/1/95  through  5/31/96.
*    See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.077% and 0.12% for the years ended September 30, 1997 and 1996, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                      54-55

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                          NOTES TO FINANCIAL STATEMENTS

     Compass Capital Funds(SERVICE MARK) ("the Fund") (formerly The PNC(REGISTRATION MARK) Fund) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 31 publicly-offered portfolios, 12 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
         Portfolio                                                      Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                               Institutional           Service            Investor A           Investor B            Investor C
------------------------------------------------------------------------------------------------------------------------------------
                           Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual   Actual  Contractual  Actual
                               Fees    Fees (4)   Fees (1)  Fees (4)  Fees (2)   Fees (4)   Fees (3)   Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity       None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity      None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity         None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity        None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity       None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity      None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Equity         None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Small Cap
   Equity                     None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Emerging
   Markets                    None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Select Equity                None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Index Equity                 None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Balanced                     None      None        0.30%    0.30%     0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4)  -- The actual fees are as of September 30, 1997.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approxi-

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



mates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

 (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement of operations that result from fluctuations in foreign currency exchange rates. The Portfolios report forward foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     FORWARD FOREIGN CURRENCY CONTRACTS -- International Equity Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At September 30, 1997, the Portfolios had not entered into any forward currency contracts.

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1997, is as follows:

                                             MARKET VALUE OF SECURITIES  VALUE OF COLLATERAL
                                                       ON LOAN                 RECEIVED
                                             --------------------------  -------------------
    Large Cap Value Equity Portfolio ........       $127,067,888             $131,635,312
    Large Cap GrowthEquity Portfolio ........         76,408,392               79,035,243
    Mid-Cap Growth ..........................         20,634,418               20,893,310
    Mid-Cap Value ...........................         12,848,031               13,259,500
    Small Cap Value Equity Portfolio ........         28,219,451               29,453,910
    Small Cap Growth Equity Portfolio .......         80,862,394               84,855,900
    International Emerging Markets
      Portfolio .............................          5,940,166                6,135,200
    Select Equity Portfolio .................         23,715,702               24,609,835
    Balanced Portfolio ......................         18,877,142               19,512,275

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, PNC Asset Management Group, Inc. ("PAMG"), a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment adviser for each of the Fund's Portfolios, except for the Index Equity Portfolio. PNC Equity Advisors Company ("PEAC"), a wholly-owned subsidiary of PAMG, serves as the sub-adviser for the Large Cap Growth Equity, formerly known as Growth Equity, Mid-Cap Growth Equity and Small Cap Growth Equity Portfolios. Provident Capital Management, Inc. ("PCM") serves as the sub-adviser for the Large Cap Value Equity, formerly known as Value Equity, Mid-Cap Value Equity, Small Cap Value Equity and Select Equity
Portfolios.       CastleInternational       Asset       Management       Limited
("CastleInternational"), an affiliate of PAMG, serves as the sub-adviser for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. PCM and BlackRock Financial Management, Inc. ("BlackRock"), a wholly owned subsidiary of PAMG, serve as sub-advisers for the Balanced Portfolio. PNC Bank, PAMG, PEAC, CastleInternational, PCM and BlackRock are indirect wholly-owned subsidiaries of PNC Bank Corp.

     For their advisory services, PAMG is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity-- .80% of the first $1 billion, .70% of the next $1 billion, .675 of the next $1 billion and .625% of net assets in excess of $3 billion.

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity-- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio-- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

     PNC Institutional Management Corporation ("PIMC") and PEAC served as investment adviser and sub-adviser, respectively, to the Index Equity Portfolio until its June 2, 1996 conversion to a feeder portfolio of the U.S. Large Company Series of The DFA Investment Trust Company. Under the previous advisory arrangements, PIMC was entitled to receive fees, computed daily and payable monthly, at the annual rate of .20% of the Portfolio's average daily net assets. PIMC is a wholly-owned subsidiary of PAMG.

     PAMG may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended September 30, 1997, advisory fees and waivers for each Portfolio were as follows:

                                                GROSS                   NET
                                            ADVISORY FEE   WAIVER   ADVISORY FEE
                                           -------------  --------  ------------
Large Cap Value Equity Portfolio .........    $6,967,163  $711,218   $6,255,945
Large Cap Growth Equity Portfolio ........     3,951,518   232,456    3,719,062
Mid-Cap Value Equity Portfolio ...........       503,466     4,043      499,423
Mid-Cap Growth Equity Portfolio ..........       503,129     4,087      499,042
Small Cap Value Equity Portfolio .........     2,044,063     6,698    2,037,365
Small Cap Growth Equity Portfolio ........     3,202,592    33,632    3,168,960
International Equity Portfolio ...........     4,656,917   556,518    4,100,399
International Small Cap Equity ...........         1,817       364        1,453
International Emerging Markets
   Portfolio .............................     1,938,470   143,927    1,794,543
Select Equity Portfolio ..................     2,716,828   153,167    2,563,661
Balanced Portfolio .......................     1,579,155    91,884    1,487,271

     PAMG pays PEAC, PCM, CastleInternational and BlackRock fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., Compass Capital Group, Inc. ("CCG"), an indirect wholly-owned subsidiary of PNC Bank Corp., and Compass Distributors, Inc. ("CDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of the next $1 billion and .15% of average daily net assets in excess of $2 billion.

     PFPC, CCG and CDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the period ended September 30, 1997, administration fees and waivers for each Portfolio were as follows:

                                         GROSS                        NET
                                     ADMINISTRATION              ADMINISTRATION
                                          FEE          WAIVER         FEE
                                     --------------    --------  --------------
Large Cap Value Equity Portfolio ....   $2,757,522     $194,954    $2,562,568
Large Cap Growth Equity Portfolio ...    1,608,766      246,244     1,362,522
Mid-Cap Value Equity Portfolio ......      144,881       19,549       125,332
Mid-Cap Growth Equity Portfolio .....      144,786       18,683       126,097
Small Cap Value Equity Portfolio ....      854,790       29,880       824,910
Small Cap Growth Equity Portfolio ...    1,331,685           --     1,331,685
International Equity Portfolio ......    1,403,937       83,597     1,320,340
International Small Cap Equity ......          418           43           375
International Emerging Markets
   Portfolio ........................      426,814          597       426,217
Select Equity Portfolio .............    1,132,159      188,722       943,437
Index Equity Portfolio ..............      786,547      672,437       114,110
Balanced Portfolio ..................      660,374       73,234       587,140

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to CDI, as the Fund's distributor (the "Distributor"), or affiliats of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service arrangements with Service Organizations (including PNC Bank and its affiliates) with respect to each class of Investor Shares and Service Shares. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)   PURCHASES AND SALES OF SECURITIES

     For the period ended September 30, 1997, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                     PURCHASES         SALES
                                                    ------------    ------------
    Large Cap Value Equity Portfolio .............. $462,334,587    $604,284,329
    Large Cap Growth Equity Portfolio .............  831,277,132     556,695,903
    Mid-Cap Value Equity Portfolio ................  128,583,300      25,573,091
    Mid-Cap Growth Equity Portfolio ...............  149,806,392      40,174,789
    Small Cap Value Equity Portfolio ..............  220,140,682     208,182,203
    Small Cap Growth Equity Portfolio .............  663,190,181     420,629,658
    International Equity Portfolio ................  405,406,241     366,547,376
    International Small Cap Equity ................   12,866,894              --
    International Emerging Markets Portfolio ......  113,451,576      44,419,775
    Select Equity Portfolio .......................  175,290,376     137,368,505
    Balanced Portfolio ............................  244,616,140     231,570,330

     For the period ended September 30, 1997, purchases and sales of government securities were as follows:
                                                     PURCHASES         SALES
                                                    ------------    ------------
    Large Cap Growth Equity Portfolio ............. $  3,022,467    $    585,447
    Mid-Cap Growth Equity Portfolio ...............    1,807,566              --
    Small Cap Growth Equity Portfolio .............   13,030,664         200,789
    Select Equity Portfolio .......................   13,285,769              --
    Balanced Portfolio ............................  221,659,670     215,565,336

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]

(D)   CAPITAL SHARES

     Transactions in capital shares for each period were as follows:


                                                                     LARGE CAP VALUE EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................   3,763,955      $  58,797,910         19,259,923       $ 287,107,525
     Service Class ................................   6,182,931         94,977,627         29,347,389         425,296,069
     Investor A Class .............................   1,094,419         16,718,645            653,789           9,550,039
     Investor B Class .............................     996,134         15,393,514            206,871           3,063,719
     Investor C Class .............................      70,459          1,084,088             13,343             200,850
Shares issued in merger:
     Institutional Class ..........................          --                 --                 --                  --
     Service Class ................................          --                 --         25,439,684         344,453,317
     Investor A Class .............................          --                 --                 --                  --
     Investor B Class .............................          --                 --                 --                  --
     Investor C Class .............................          --                 --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................   8,626,314        119,927,815          3,343,988          46,434,785
     Service Class ................................   4,813,057         66,818,409          1,181,096          16,510,986
     Investor A Class .............................     352,293          4,926,795            115,817           1,605,978
     Investor B Class .............................      54,207            757,478                886              13,424
     Investor C Class .............................         120              1,899                 53                 811
Shares redeemed:
     Institutional Class .......................... (17,592,420)      (265,113,113)       (11,497,933)       (169,845,985)
     Service Class ................................  (6,814,366)      (105,724,113)       (38,443,494)       (561,055,997)
     Investor A Class .............................    (463,144)        (7,246,351)          (277,767)         (4,045,015)
     Investor B Class .............................    (122,233)        (1,969,444)            (1,966)            (28,635)
     Investor C Class .............................      (2,097)           (34,013)                --                  --
                                                    -----------      -------------        -----------       -------------
Net increase (decrease) ...........................     959,629      $    (682,854)        29,341,679       $ 399,261,871
                                                    ===========      =============        ===========       =============

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                                     LARGE CAP GROWTH EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ...........................  4,100,138      $  68,934,353         19,572,888       $ 273,185,487
     Service Class .................................  3,591,480         57,907,296          5,064,533          69,149,584
     Investor A Class ..............................    491,684          8,038,672            498,827           6,895,508
     Investor B Class ..............................    286,063          4,650,177            161,652           2,277,756
     Investor C Class ..............................     11,078            195,240                 --                  --
Shares issued in merger:
     Institutional Class ...........................         --                 --                 --                  --
     Service Class .................................         --                 --         12,988,182         162,741,919
     Investor A Class ..............................         --                 --                 --                  --
     Investor B Class ..............................         --                 --                 --                  --
     Investor C Class ..............................         --                 --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................  1,684,601         25,068,778            607,854           7,878,559
     Service Class .................................    530,577          7,853,001            166,800           2,161,020
     Investor A Class ..............................     58,305            862,280             23,314             299,818
     Investor B Class ..............................      9,660            141,908                 --                  --
     Investor C Class ..............................         --                 --                 --                  --
Shares redeemed:
     Institutional Class ...........................(12,426,251)      (200,944,440)        (4,258,888)        (58,885,007)
     Service Class ................................. (3,037,967)       (49,500,077)       (11,340,891)       (161,564,728)
     Investor A Class ..............................   (307,549)        (5,200,889)          (183,519)         (2,501,309)
     Investor B Class ..............................    (31,139)          (511,220)            (2,621)            (36,765)
     Investor C Class ..............................         --                 --                 --                  --
                                                    -----------      -------------        -----------       -------------
Net increase (decrease) ............................ (5,039,320)     $ (82,504,921)        23,298,131       $ 301,601,842
                                                    ===========      =============        ===========       =============

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                    MID-CAP VALUE EQUITY PORTFOLIO        MID-CAP GROWTH EQUITY PORTFOLIO
                                                    ------------------------------        -------------------------------
                                                       FOR THE PERIOD 12/27/96 1             FOR THE PERIOD 12/27/96 1
                                                            THROUGH 9/30/97                       THROUGH 9/30/97
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ...........................  8,896,850       $ 94,138,731          9,480,474        $ 96,275,352
     Service Class .................................  1,914,151         20,681,721          2,116,730          21,700,683
     Investor A Class ..............................    189,936          2,103,982            226,905           2,349,724
     Investor B Class ..............................    232,883          2,670,486            225,130           2,348,912
     Investor C Class ..............................      2,260             25,652              6,978              67,081
Shares issued in reinvestment of dividends:
     Institutional Class ...........................     15,331            195,462                 --                  --
     Service Class .................................      2,705             34,453                 --                  --
     Investor A Class ..............................        617              7,085                 --                  --
     Investor B Class ..............................        186              2,005                 --                  --
     Investor C Class ..............................          3                 36                 --                  --
Shares redeemed:
     Institutional Class ...........................   (561,046)        (6,293,710)          (652,886)         (7,158,764)
     Service Class .................................   (137,408)        (1,534,976)          (228,496)         (2,359,332)
     Investor A Class ..............................     (9,353)          (105,588)            (8,720)            (93,962)
     Investor B Class ..............................     (5,379)           (60,403)            (2,966)            (31,463)
     Investor C Class ..............................       (631)            (7,989)                --                  --
                                                     ----------       ------------         ----------        ------------
Net increase ....................................... 10,541,105       $111,856,947         11,163,149        $113,098,231
                                                     ==========       ============         ==========        ============




                                                                     SMALL CAP VALUE EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................   6,663,986       $114,030,745          5,727,409        $ 88,470,134
     Service Class ................................   1,903,335         31,016,901          1,901,562          29,000,834
     Investor A Class .............................     430,036          7,152,490            338,792           5,155,013
     Investor B Class .............................     406,141          7,016,554             59,852             911,033
     Investor C Class .............................     109,385          1,912,858                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................   1,841,845         26,273,991            645,109           9,328,566
     Service Class ................................     635,002          9,026,515            226,962           3,270,019
     Investor A Class .............................     249,425          3,549,482             80,917           1,164,116
     Investor B Class .............................      24,354            340,893              6,393              91,094
     Investor C Class .............................          36                513                 --                  --
Shares redeemed:
     Institutional Class ..........................  (6,608,331)      (111,217,171)        (4,304,534)        (62,163,080)
     Service Class ................................  (1,542,961)       (24,616,052)        (1,109,462)        (17,067,663)
     Investor A Class .............................    (534,852)        (8,443,485)          (303,906)         (4,648,531)
     Investor B Class .............................     (25,807)          (419,136)           (15,176)           (232,287)
     Investor C Class .............................      (3,254)           (49,229)                --                  --
                                                     ----------      -------------         ----------        ------------
Net increase ......................................   3,548,340      $  55,575,869          3,253,918        $ 53,279,248
                                                     ==========      =============         ==========        ============

--------------
1 Commencement of operations.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                                     SMALL CAP GROWTH EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................  24,570,369       $465,310,898         16,663,138        $306,180,268
     Service Class ................................   4,276,637         79,601,918          5,259,549          95,359,750
     Investor A Class .............................   6,094,862        114,486,135            971,103          18,192,162
     Investor B Class .............................   1,664,738         31,445,733            304,774           5,998,905
     Investor C Class .............................     639,762         11,859,117             15,304             316,405
Shares issued in merger:
     Institutional Class ..........................          --                 --                 --                  --
     Service Class ................................          --                 --          1,673,203          24,895,586
     Investor A Class .............................          --                 --                 --                  --
     Investor B Class .............................          --                 --                 --                  --
     Investor C Class .............................          --                 --                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................     821,752         16,346,714              9,532             148,705
     Service Class ................................     430,248          8,510,309                 --                  --
     Investor A Class .............................     110,912          2,180,539                 --                  --
     Investor B Class .............................      29,715            578,839                 --                  --
     Investor C Class .............................       2,009             39,134                 --                  --
Shares redeemed:
     Institutional Class .......................... (18,053,070)      (341,609,017)       (12,706,267)       (236,144,606)
     Service Class ................................  (2,386,675)       (45,263,011)        (3,811,615)        (73,436,186)
     Investor A Class .............................  (5,028,464)       (94,607,993)          (172,984)         (3,281,785)
     Investor B Class .............................    (238,025)        (4,304,650)            (1,922)            (37,876)
     Investor C Class .............................     (40,812)          (803,293)                --                  --
                                                     ----------      -------------          ----------      -------------
Net increase ......................................  12,893,958      $ 243,771,372           8,203,815      $ 138,191,328
                                                     ==========      =============          ==========      =============

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                                        INTERNATIONAL EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................  18,427,749      $ 249,827,119          20,240,830      $ 268,092,956
     Service Class ................................   4,798,267         65,276,413           8,177,309        108,086,063
     Investor A Class .............................   5,766,495         78,085,410             478,669          6,295,830
     Investor B Class .............................     227,413          3,097,248             126,819          1,666,256
     Investor C Class .............................      10,724            155,185                  --                 --
Shares issued in merger:
     Institutional Class ..........................          --                 --                  --                 --
     Service Class ................................          --                 --           3,806,698         48,839,940
     Investor A Class .............................          --                 --                  --                 --
     Investor B Class .............................          --                 --                  --                 --
     Investor C Class .............................          --                 --                  --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................   1,267,456         16,587,621           1,337,783         16,922,952
     Service Class ................................     429,352          5,605,176             402,264          5,080,592
     Investor A Class .............................      72,891            951,131              85,228          1,076,431
     Investor B Class .............................      10,030            129,581               5,789             72,831
     Investor C Class .............................           3                 32                  --                 --
Shares redeemed:
     Institutional Class .......................... (19,077,120)      (261,816,900)        (16,204,435)      (214,155,160)
     Service Class ................................  (3,574,224)       (48,412,325)         (8,332,086)      (111,145,703)
     Investor A Class .............................  (5,791,432)       (79,432,520)           (417,192)        (5,496,470)
     Investor B Class .............................     (34,057)          (458,487)            (10,326)          (134,551)
     Investor C Class .............................          --                 --                  --                 --
                                                     ----------      -------------          ----------      -------------
Net increase ......................................   2,533,547      $  29,594,684           9,697,350      $ 125,201,967
                                                     ==========      =============          ==========      =============



                                                       INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                                                       ----------------------------------------
                                                               FOR THE PERIOD 9/26/97 1
                                                                    THROUGH 9/30/97
                                                       ----------------------------------------
                                                            SHARES                  VALUE
                                                           ---------              -----------
Shares sold:
     Institutional Class ..............................    1,550,001              $15,500,010
     Service Class ....................................            1                       10
     Investor A Class .................................       32,754                  327,508
     Investor B Class .................................       71,518                  715,023
     Investor C Class .................................       18,314                  183,140
Shares issued in reinvestment of dividends:
     Institutional Class ..............................           --                       --
     Service Class ....................................           --                       --
     Investor A Class .................................           --                       --
     Investor B Class .................................           --                       --
     Investor C Class .................................           --                       --
Shares redeemed:
     Institutional Class ..............................           --                       --
     Service Class ....................................           --                       --
     Investor A Class .................................           --                       --
     Investor B Class .................................           --                       --
     Investor C Class .................................           --                       --
                                                           ---------              -----------
Net increase ..........................................    1,672,588              $16,725,691
                                                           =========              ===========

------------
1 Commencement of operations.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                                                                   INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ...........................  6,194,114      $ 58,681,787           5,661,897        $ 47,868,196
     Service Class .................................  3,396,941        32,721,399           3,327,086          28,370,538
     Investor A Class ..............................    222,576         2,150,041             131,558           1,124,251
     Investor B Class ..............................    192,786         1,883,783              25,343             222,080
     Investor C Class ..............................      9,264            92,800                  --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ...........................     12,211           103,871               4,708              36,395
     Service Class .................................          1                 7               1,536              11,843
     Investor A Class ..............................      1,111            11,578                 381               2,939
     Investor B Class ..............................         --                --                  --                  --
     Investor C Class ..............................         --                --                  --                  --
Shares redeemed:
     Institutional Class ........................... (2,055,585)      (19,721,701)         (1,411,383)        (11,922,973)
     Service Class .................................   (893,611)       (8,425,552)           (809,955)         (6,723,237)
     Investor A Class ..............................   (103,774)         (989,388)           (101,320)           (845,446)
     Investor B Class ..............................    (25,136)         (247,215)               (465)             (4,023)
     Investor C Class ..............................        (84)             (807)                 --                  --
                                                     ----------      ------------         -----------        ------------
Net increase .......................................  6,950,814      $ 66,260,603           6,829,386        $ 58,140,563
                                                     ==========      ============         ===========        ============



                                                                             SELECT EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ...........................  5,853,339      $ 85,232,930           7,014,322        $ 90,778,286
     Service Class .................................  3,109,666        46,747,048           4,393,824          55,600,018
     Investor A Class ..............................    754,034        11,663,168             188,355           2,393,475
     Investor B Class ..............................    996,963        15,826,909              89,238           1,170,225
     Investor C Class ..............................     21,826           354,432               3,698              50,000
Shares issued in reinvestment of dividends:
     Institutional Class ...........................  1,825,871        24,532,069             964,985          11,899,120
     Service Class .................................    607,614         8,141,550             261,309           3,214,497
     Investor A Class ..............................     51,092           692,892              15,974             196,492
     Investor B Class ..............................     11,367           152,295                 223               2,987
     Investor C Class ..............................         14               188                  --                  --
Shares redeemed:
     Institutional Class ........................... (6,216,108)      (92,157,955)         (7,848,144)        (99,717,894)
     Service Class ................................. (2,138,625)      (32,181,860)         (3,310,365)        (41,842,855)
     Investor A Class ..............................   (181,922)       (2,752,937)            (65,514)           (837,399)
     Investor B Class ..............................    (42,645)         (682,951)             (1,084)            (14,229)
     Investor C Class ..............................     (3,860)          (53,423)                 --                  --
                                                      ---------      ------------          ----------        ------------
Net increase .......................................  4,648,626      $ 65,514,355           1,706,821        $ 22,892,723
                                                      =========      ============          ==========        ============


COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



                                                                             INDEX EQUITY PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................   2,462,483      $ 38,257,001           4,484,065        $ 59,683,113
     Service Class ................................   4,417,051        70,407,935           3,817,000          50,684,497
     Investor A Class .............................   1,150,737        18,875,513             502,304           6,723,301
     Investor B Class .............................   1,935,614        31,084,295             210,696           2,839,706
     Investor C Class .............................   1,131,696        18,023,818              30,961             425,185
Shares issued in reinvestment of dividends:
     Institutional Class ..........................     556,932         7,642,144           1,243,410          15,521,894
     Service Class ................................     439,467         6,053,435             738,516           9,213,090
     Investor A Class .............................      60,839           861,293              90,152           1,131,385
     Investor B Class .............................      13,467           192,015                 845              11,680
     Investor C Class .............................       2,605            38,351                  57                 789
Shares redeemed:
     Institutional Class ..........................  (3,014,892)      (47,987,128)         (4,685,091)        (62,461,246)
     Service Class ................................  (1,684,244)      (26,809,793)         (1,705,590)        (22,882,230)
     Investor A Class .............................    (272,772)       (4,364,443)           (157,934)         (2,138,524)
     Investor B Class .............................     (57,642)         (960,311)             (3,004)            (40,532)
     Investor C Class .............................     (86,128)       (1,382,780)                 --                  --
                                                      ---------      ------------          ----------        ------------
Net increase ......................................   7,055,213      $109,931,345           4,566,387        $ 58,712,108
                                                     ==========      ============          ==========        ============


                                                                               BALANCED PORTFOLIO
                                                    ---------------------------------------------------------------------
                                                         FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                               9/30/97                                9/30/96
                                                    ------------------------------        -------------------------------
                                                      SHARES             VALUE              SHARES              VALUE
                                                    -----------      -------------        -----------       -------------
Shares sold:
     Institutional Class ..........................     440,057      $  7,176,252           1,495,474        $ 22,044,696
     Service Class ................................   2,917,801        47,278,637           5,780,619          83,542,569
     Investor A Class .............................     658,450        10,926,754             723,332          10,528,196
     Investor B Class .............................     867,487        14,542,010             278,873           4,050,321
     Investor C Class .............................       4,757            83,032                  --                  --
Shares issued in merger:
     Institutional Class ..........................          --                --                  --                  --
     Service Class ................................          --                --           2,440,889          34,294,489
      Investor A Class ............................          --                --                  --                  --
      Investor B Class ............................          --                --                  --                  --
      Investor C Class ............................          --                --                  --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..........................      98,648         1,554,413              70,021           1,020,402
     Service Class ................................     423,634         6,704,875             269,899           3,931,350
     Investor A Class .............................     280,237         4,501,717             171,778           2,492,258
     Investor B Class .............................      33,001           532,907               8,524             123,532
     Investor C Class .............................          23               392                  --                  --
Shares redeemed:
     Institutional Class ..........................  (1,288,465)      (20,912,724)           (864,140)        (12,698,183)
     Service Class ................................  (2,551,141)      (41,613,142)         (5,846,594)        (84,992,584)
     Investor A Class .............................    (915,855)      (15,203,656)         (1,078,557)        (15,629,171)
     Investor B Class .............................     (94,088)       (1,559,599)            (27,995)           (406,030)
     Investor C Class .............................          --                --                  --                  --
                                                      ---------      ------------          ----------        ------------
     Net increase .................................     874,546      $ 14,011,868           3,422,123        $ 48,301,845
                                                     ==========      ============          ==========        ============

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS

(E) AT SEPTEMBER 30, 1997, NET ASSETS CONSISTED OF:

                                      LARGE CAP        LARGE CAP        MID-CAP         MID-CAP         SMALL CAP       SMALL CAP
                                    VALUE EQUITY     GROWTH EQUITY   VALUE EQUITY    GROWTH EQUITY    VALUE EQUITY    GROWTH EQUITY
                                      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                   --------------    -------------   ------------    ------------     ------------    ------------
Capital paid in ...................  $903,802,280    $429,150,791    $111,856,947    $113,098,231     $300,617,814    $533,987,126
Undistributed net
   investment income ..............            --         306,969          13,973              --           37,155              --
Accumulated net realized
   gain on investment
   transactions, futures
   contracts and foreign
   exchange contracts .............   145,421,840     100,346,212       3,711,066       1,046,076       40,931,565      26,343,044
Net unrealized appreciation
   on investment transactions,
   futures contracts and foreign
   exchange contracts .............   357,701,539     249,156,695      19,308,176      21,973,392      137,884,170     272,362,151
                                   --------------    ------------    ------------    ------------     ------------    ------------
                                   $1,406,925,659    $778,960,667    $134,890,162    $136,117,699     $479,470,704    $832,692,321
                                   ==============    ============    ============    ============     ============    ============


                                    INTERNATIONAL    INTERNATIONAL     INTERNATIONAL     SELECT          INDEX
                                       EQUITY      SMALL CAP EQUITY  EMERGING MARKETS    EQUITY          EQUITY         BALANCED
                                      PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                    ------------     -----------      ------------    ------------     ------------    ------------
Capital paid in ................... $552,757,802     $16,725,691      $174,618,331    $376,892,711     $282,108,089    $220,261,602
Undistributed net investment
   income .........................    5,039,217           2,584            19,167          22,069          259,024           2,260
Accumulated net realized
   gain on investment
   transactions, futures
   contracts and foreign
   exchange contracts .............      648,299              --         1,004,605      38,608,228          225,801      21,271,693
Net unrealized appreciation
   (depreciation) on investment
   transactions, futures
   contracts and foreign
   exchange contracts .............  102,968,505         (94,412)       12,906,399     176,252,721      169,385,137      77,115,314
                                    ------------     -----------      ------------    ------------     ------------    ------------
                                    $661,413,823     $16,633,863      $188,548,502    $591,775,729     $451,978,051    $318,650,869
                                    ============     ===========      ============    ============     ============    ============

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]



(F)   MERGER

     On September 29, 1995 and October 2, 1995, respectively, the Board of Trustees of the Fund and the Board of Trustees of The Compass Capital Group of Funds ("Compass") approved an asset purchase agreement providing for the transfer of all of the assets and liabilities of Compass to the Fund. At a special meeting of shareholders held on December 11, 1995, the shareholders of Compass voted to approve the asset purchase agreement. Pursuant to the asset purchase agreement, on January 13, 1996 all of the assets and liabilities of Compass were transferred to the Fund in a tax-free exchange for Service shares of the Fund except the assets and liabilities of the Compass International Fixed Income Fund which were transferred on February 13, 1996. The details of this business combination as it relates to the Portfolios are described below.

     The following table summarizes certain relevant information of the Fund prior to and immediately after the business combination. The Fund Portfolios are the accounting survivors and, as such, the new combined funds maintain all the operating history of the Fund Portfolios.

               THE COMPASS CAPITAL GROUP OF FUNDS
                   AND BFM INSTITUTIONAL TRUST                                           COMPASS CAPITAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               COMBINED
                                                     UNREALIZED                                  SHARES       NET ASSETS
                                       NET ASSET    APPRECIATION              NEW               ISSUED IN        AFTER         NAV
                          SHARES AT    VALUE AT    (DEPRECIATION)          PORTFOLIO            BUSINESS       BUSINESS        PER
FUND NAME                 1/13/96      1/13/96       AT 1/13/96              NAME              COMBINATION    COMBINATION     SHARE
-----------------------  ----------  ------------  --------------  --------------------------  -----------  -------------     ------
Equity Income .........  28,396,812  $344,453,317   $17,227,647    Large Cap Value Equity* ..  25,439,684   $1,066,660,942    $13.54
Growth ................  13,274,219   162,741,919    21,104,698    Large Cap Growth Equity**.  12,988,182      495,952,512    $12.53
Small Company .........   2,364,413    24,895,586       610,916    Small Cap Growth Equity ..   1,673,203      278,684,029    $14.88
International Equity ..   3,625,831    48,839,940     5,558,142    International Equity .....   3,806,698      507,920,573    $12.83
Balanced ..............     320,140    34,294,486     1,566,037    Balanced .................   2,440,889      228,489,486    $14.05

-----------
 *formerly known as Value Equity.
**formerly known as Growth Equity.

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS


                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE COMPASS CAPITAL FUNDS:

We have audited the accompanying statements of net assets of the Large Cap Value Equity (formerly known as Value Equity), Large Cap Growth Equity (formerly known as Growth Equity), Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity, and Balanced Portfolios of the Compass Capital Funds ("the Fund") as of September 30, 1997, and the related statements of operations for the year then ended, or period from December 27, 1996 (commencement of operations) to September 30, 1997 for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, and the period from September 26, 1997 (commencement of operations) to September 30, 1997 for the International Small Cap Equity Portfolio, the statements of changes in net assets for each of the two years (or periods) in the period then ended, or the period from December 27, 1996 (commencement of operations) to September 30, 1997 for the Mid-Cap Value Equity and Mid-Cap Growth Portfolios, and the period from September 26, 1997 (commencement of operations) to September 30, 1997 for the International Small Cap Equity Portfolio, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Compass Capital Funds (Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity, and Balanced Portfolios) as of September 30, 1997, the results of their operations for the year then ended, or the period from December 27, 1996 (commencement of operations) to September 30, 1997 for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, and the period from September 26, 1997 (commencement of operations) to September 30, 1997 for the International Small Cap Equity portfolio, and the changes in its net assets for each of the two years (or periods) in the period then ended, or the period from December 27, 1996 (commencement of operations) to September 30, 1997 for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios, and the period from September 26, 1997 (commencement of operations) to September 30, 1997 for the International Small Cap Equity Portfolio, and the financial highlights for each periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 14, 1997

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES






                       TEN MONTHS ENDED SEPTEMBER 30, 1997
                                   (UNAUDITED)

                          YEAR ENDED NOVEMBER 30, 1996

TABLE OF CONTENTS                               THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                           Page
 Statements of Net Assets ................................................   73
 Statements of Operations ................................................   78
 Statements of Changes in Net Assets .....................................   79
 Financial Highlights ....................................................   80
 Notes to Financial Statements ...........................................   81
 Report of Independent Accountants .......................................   83














THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES
--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  COMMON STOCKS -- (99.6% AND 99.5%, RESPECTIVELY)
  3 COM Corp. ............  36,200   $1,857,512*    13,600    $1,023,400*#
  AMP, Inc. ..............  23,204    1,242,864     17,704       677,178#
  AMR Corp. ..............   9,700    1,073,669*     7,400       675,250*
  AON Corp. ..............  17,575      929,278      8,750       532,656
  AT & T Corp. ........... 171,339    7,592,459    130,139     5,107,956
  Abbott Laboratories ....  81,200    5,191,725     63,000     3,512,250#
  Adobe Systems Inc. .....   7,700      387,406         --            --
  Advanced Micro Devices,
    Inc. .................  14,800      481,925*   #10,900       264,325*#
  Aeroquip Vickers Inc. ..   3,000      147,000         --            --
  Aetna, Inc. ............  15,937    1,297,869     12,137       875,381
  Ahmanson (H.F.) & Co. ..  10,200      579,487      8,700       287,100
  Air Products & Chemicals,
    Inc. .................  11,700      970,369      9,000       625,500
  Airtouch Communications,
    Inc. .................  53,000    1,878,187*    40,300     1,032,688*
  Alberto-Culver Co.
    Class B ..............   5,900      179,581      2,300       109,250
  Albertson's Inc. .......  25,800      899,775     20,400       711,450
  Alcan Aluminum, Ltd. ...  23,900      830,525     18,200       641,550
  Alexander & Alexander
    Services, Inc. .......      --           --      3,700        53,650
  Allegheny Teledyne,
    Inc. .................  18,500      529,562     14,000       327,250
  Allergan, Inc. .........   6,700      242,456      5,300       170,263
  AlliedSignal, Inc. .....  59,600    2,533,000#    22,800     1,670,100
  Allstate Corp. .........  45,827    3,683,345     35,927     2,164,602
  Alltel Corp. ...........  19,600      676,200     15,300       487,688
  Aluminium Co. of
    America ..............  18,300    1,500,600     14,100       897,113
  Alza Corp. .............   8,900      258,100*     6,800       192,100*
  Amdahl Corp. ...........      --           --      9,800       116,375*
  Amerada Hess Corp. .....   9,700      598,369      7,500       441,563
  American Electric Power
    Co., Inc. ............  19,900      905,450     15,100       626,650
  American Express Co. ...  49,600    4,061,000     38,300     2,001,175#
  American General Corp. .  26,080    1,352,900     16,500       678,563
  American Greetings Corp.
    Class A ..............   7,800      287,137      6,000       169,875
  American Home Products
    Corp. ................  68,500    5,000,500     51,300     3,296,025
  American International
    Group, Inc. ..........  74,093    7,645,471     37,862     4,354,130
  American Stores Co. ....  28,700      699,562     11,800       470,525
  Ameritech Corp. ........  58,000    3,857,000     44,400     2,614,050
  Amgen, Inc. ............  27,900    1,336,584     21,300     1,299,300*
  Amoco Corp. ............  51,800    4,992,225     40,200     3,120,525
  Anadarko Petroleum
    Corp. ................   6,300      452,419         --            --
  Andrew Corp. ...........   9,393      245,686      4,862       282,300*
  Anheuser-Busch Companies,
    Inc. .................  51,700    2,332,962     40,100     1,699,238
  Apache Corp. ...........   9,500      407,312*        --            --
  Apple Computer, Inc. ...  13,400      291,031*#   10,100       244,925*#
  Applied Materials, Inc.   19,100    1,819,872*    14,500       554,625*
  Archer-Daniels Midland
    Co. ..................  59,091    1,414,491     44,078       969,716
  Armco, Inc. ............  11,300       67,800*     8,600        38,700*
  Armstrong World Industries,
    Inc. .................   4,300      288,369      3,000       225,750
  Asarco, Inc. ...........   4,350      139,200      3,450        94,013
  Ashland, Inc. ..........   7,800      424,125      5,200       249,600
  Atlantic Richfield Co. .  33,900    2,896,331     13,000     1,808,625
  Autodesk, Inc. .........   5,000      227,187      3,700       103,138
  Automatic Data Processing,
    Inc. .................  31,000    1,550,000     23,400     1,003,275
  Autozone, Inc. .........  15,900      477,000*        --            --
  Avery Dennison Corp. ...  10,700      428,000      4,300       303,688
  Avon Products, Inc. ....  14,100      874,200     10,700       596,525

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
Baker Hughes, Inc. .......  17,700  $   774,375     11,700    $  428,513
  Ball Corp. .............   3,300      114,881      2,500        61,250
  Bally Entertainment Corp.     --           --      4,200       122,325*
  Baltimore Gas & Electric
    Co. ..................  15,450      428,737     11,950       333,106
  Banc One Corp. .........  61,311    3,421,920     35,111     1,672,161
  BankBoston Corp. (formerly
    Bank of Boston Corp.)   15,300    1,353,094     12,300       859,463
  Bank of New York Co.,
    Inc. .................  39,900    1,915,200     31,100     1,115,713
  BankAmerica Corp. ......  73,536    5,391,108     29,068     2,994,004
  Bankers Trust New York
    Corp. ................  10,400    1,274,000      6,500       565,500
  Bard (C.R.), Inc. ......   6,000      203,625      4,600       128,800
  Barnett Banks, Inc. ....  21,000    1,485,750     15,600       686,400
  Barrick Gold Corp. .....  39,200      970,200     28,800       864,000#
  Battle Mountain Gold
    Co. ..................  24,100      173,218     18,100       131,225
  Bausch & Lomb, Inc. ....   5,800      234,900      4,600       170,775
  Baxter International,
    Inc. .................  29,600    1,546,600     22,000       935,000
  Bay Networks, Inc. .....  20,900      807,262*    15,200       406,600*
  Becton Dickinson & Co. .  12,800      612,800     10,100       424,200
  Bell Atlantic Corp. ....  81,806    6,580,270     35,300     2,219,488
  Bellsouth Corp. ........ 104,500    4,833,125     80,300     3,242,113
  Bemis Co., Inc. ........   5,500      246,125      4,300       153,188
  Beneficial Corp. .......   5,700      434,269      4,300       267,138
  Bethlehem Steel Corp. ..  11,800      121,687*     9,000        81,000*#
  Beverly Enterprises ....  11,500      199,812      8,000       106,000*
  Biomet, Inc. ...........  11,700      280,434      9,300       154,031
  Black & Decker Corp. ...   9,900      368,775      7,100       268,913
  Block (H.&R.), Inc. ....  11,000      424,875      8,400       245,700 #
  Boatmen's Bancshares,
    Inc. .................      --           --     12,600       841,050
  Boeing Co. ............. 105,586    5,747,838     28,100     2,792,438
  Boise Cascade Corp. ....   5,700      239,756      3,900       120,900
  Boston Scientific
    Corp. ................  20,400    1,125,825*#   14,300       834,763*
  Briggs & Stratton
    Corp. ................   2,800      138,425      2,400        99,300
  Bristol Myers Squibb
     Co. ................. 105,000    8,688,750     40,500     4,606,875
  Brown-Forman Corp.
    Class B ..............   7,300      362,719#     5,600       260,400
  Browning-Ferris Industries,
    Inc. .................  22,400      852,600     17,100       459,563
  Brunswick Corp. ........  10,500      370,125#     7,900       201,450
  Burlington Northern Santa
    Fe Corp. .............  16,437    1,588,225     12,337     1,108,788
  Burlington Resources,
    Inc. .................  13,000      667,062#    10,100       535,300
  CIGNA Corp. ............   7,700    1,434,125      6,100       862,388
  CPC International, Inc.   15,000    1,389,375     11,700       974,025
  CSX Corp. ..............  23,000    1,345,500     17,100       799,425
  CUC International, Inc.   43,050    1,334,550*#   31,750       837,406*
  CVS Corp. ..............  18,100    1,029,437      8,600       353,675
  Cabletron Systems, Inc.   16,600      531,200*    12,200       492,575*#
  Caliber Systems, Inc. ..   4,100      222,425      3,200        62,000
  Campbell Soup Co. ......  48,400    2,371,600     18.900     1,561,613
  Cardinal Health Inc. ...  11,500      816,500#        --            --
  Carolina Power & Light
     Co. .................  16,100      578,594     12,300       450,488#
  Case Corp. .............   8,000      533,000      5,900       309,750
  Caterpillar, Inc. ......  39,800    2,146,712     15,600     1,234,350
  Centex Corp. ...........   3,100      180,962      2,300        82,800
  Central & South West
     Corp. ...............  22,300      494,781     16,900       452,075#
  Ceridian Corp. .........   8,400      310,800*#    5,500       264,688*
  Champion International
    Corp. ................  10,000      609,375      7,700       331,100
  Charming Shoppes, Inc. .  11,100       68,508*     8,400        42,525*
  Chase Manhattan Corp. ..  44,796    5,285,928     35,296     3,335,472
  Chevron Corp. ..........  68,900    5,731,619     52,700     3,530,900
  Chrysler Corp. .........  71,200    2,621,050     58,900     2,090,950
  Chubb Corp. ............  18,400    1,307,550     14,100       764,925

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Cincinnati Milacron,
     Inc. ................   4,100   $  110,187      3,200   $    66,400
  Cinergy Corp. ..........  16,493      551,485     12,693       425,216
  Circuit City Stores,
     Inc. ................  10,400      419,250      7,900       263,663#
  Cisco Systems, Inc. ....  70,400    5,145,800*    52,300     3,553,131*#
  Citicorp ...............  48,200    6,455,787     38,800     4,238,900
  Clear Channel
    Communications Inc. ..  10,300      668,212*        --            --
  Clorox Co. .............  11,000      815,375      4,200       437,850
  Coastal Corp. ..........  11,150      682,937      8,550       411,469
  Coca-Cola Co. .......... 261,500   15,935,156    201,200    10,286,332
  Cognizant Corp. ........  17,600      717,200#    13,700       472,650*
  Colgate-Palmolive Co. ..  31,100    2,167,281     11,900     1,102,238
  Columbia Gas System,
     Inc. ................   5,800      406,000      4,500       290,813
  Columbia/HCA Healthcare
    Corp. ................  69,082    1,986,107     54,182     2,167,280
  Comcast Corp. Class A
    Special ..............  36,850      946,584     26,350       443,009
  Comerica, Inc. .........  11,000      868,312      9,300       544,050
  Community Psychiatric
    Centers ..............      --           --          6            54*
  Compaq Computer Corp. ..  79,795    5,964,676*    21,800     1,727,650*#
  Computer Associates
    International, Inc. ..  38,275    2,748,623     29,375     1,931,406
  Computer Sciences
    Corp. ................   8,100      573,075*     6,100       479,613*
  Conagra, Inc. ..........  25,150    1,659,900     19,650     1,043,906
  Conrail, Inc. ..........      --           --      6,300       612,675#
  Conseco, Inc. ..........  19,800      966,487         --            --
  Consolidated Edison Co. of
    New York, Inc. .......  24,800      843,200#    19,000       551,000
  Consolidated Freightways,
    Inc. .................      --           --      3,600        86,850
  Consolidated Natural Gas
    Co. ..................  10,200      593,512      7,700       439,863
  Cooper Industries, Inc.   12,800      692,000      8,700       361,050
  Cooper Tire & Rubber Co.   8,200      217,812      6,800       139,400
  Coors (Adolph) Co.
     Class B .............   4,000      151,625      3,100        61,225
  Corestates Financial
     Corp. ...............  21,300    1,409,794     18,000       969,750
  Corning, Inc. ..........  24,200    1,143,450     18,600       753,300
  Costco Companies, Inc. .  22,303      838,453*    15,803       368,407*
  Countrywide Credit
    Industries Inc. ......  11,300      411,744         --            --
  Crane Co. ..............   4,700      193,287      2,400       112,200
  Crown Cork & Seal Co.,
    Inc. .................  13,500      622,687     10,300       545,900
  Cummins Engine Co., Inc.   3,900      304,444      3,200       144,800
  Cyprus Amax Minerals Co.,
    Inc. .................   9,750      234,000      7,550       186,863#
  DSC Communications
    Corp. ................  12,400      333,637*     9,400       169,788*
  DTE Energy Co. .........  15,200      462,650     11,700       374,400
  Dana Corp. .............  10,900      538,187      8,200       255,225
  Darden Restaurants,
     Inc. ................  16,100      186,156     12,700       109,538
  Data General Corp. .....   5,000      133,125*     3,200        46,800*
  Dayton-Hudson Corp. ....  22,900    1,372,569     17,400       676,425
  Dean Witter, Discover &
    Co. ..................      --           --     13,277       907,815
  Deere & Co. ............  26,800    1,440,500     20,800       928,200
  Dell Computer Corp. ....  34,800    3,370,162*     7,300       742,319*
  Delta Air Lines, Inc. ..   7,700      725,244      6,400       481,600
  Deluxe Corp. ...........   8,700      291,994#     6,700       207,700
  Digital Equipment Corp.   16,000      693,000*    12,600       463,050*#
  Dillard Department Stores,
    Inc. Class A .........  11,800      516,987      9,200       281,750
  Disney (Walt) Co. ......  71,200    5,740,500     54,800     4,041,500
  Dominion Resources, Inc.
    VA ...................  19,500      738,562#    14,400       549,000

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Donnelley (R.R.) & Sons
    Co. ..................  15,400   $  549,587     12,400   $   415,400
  Dover Corp. ............  11,800      800,925      9,200       491,050
  Dow Chemical Co. .......  24,000    2,176,500     19,800     1,658,250
  Dow Jones & Co.,
    Inc. .................  10,000      467,500      7,800       271,050
  Dresser Industries,
    Inc. .................  18,500      795,500     14,400       471,600
  DuPont (E.I.) de Nemours
    & Co. ................ 119,100    7,332,094     45,300     4,269,525
  Duke Power Co. .........  38,066    1,881,888#    16,400       760,550
  Dun & Bradstreet Corp. .  18,000      510,750     13,700       309,963
  E G & G, Inc. ..........   4,900      101,369      3,800        69,350
  EMC Corp. MA ...........  26,100    1,523,587*    18,700       603,075*
  Eastern Enterprises ....   2,100       78,356      1,700        63,750
  Eastman Chemical Co. ...   8,250      511,500#     6,350       362,744
  Eastman Kodak Co. ......  34,500    2,240,344     27,200     2,203,200
  Eaton Corp. ............   8,000      739,000      6,300       436,275
  Echlin, Inc. ...........   6,600      231,412      5,000       168,125
  Echo Bay Mines, Ltd. ...  14,700       83,606     11,200        69,300
  Ecolab, Inc. ...........   6,900      335,081      5,200       202,150
  Edison International ...  41,800    1,055,450     35,400       703,575
  Emerson Electric Co. ...  46,900    2,702,612     18,100     1,776,063
  Engelhard Corp. ........  15,074      325,033     11,574       225,693
  Enron Corp. ............  32,200    1,239,700     20,500       937,875
  Enserch Corp. ..........      --           --      5,600       130,900
  Entergy Corp. ..........  25,400      661,987     18,400       499,100
  Equifax Inc. ...........  15,900      499,856         --            --
  Exxon Corp. ............ 260,800   16,707,500    100,200     9,481,425
  FMC Corp. ..............   3,900      346,125*     3,100       239,475*
  FPL Group, Inc. ........  19,200      984,000     14,800       682,650
  Federal Express Corp. ..  12,100      968,000*     9,200       407,100*
  Federal Home Loan Mortgage
    Corp. ................  73,400    2,587,350     14,400     1,645,200
  Federal National Mortgage
    Association .......... 111,900    5,259,300     88,200     3,638,250
  Federated Department Stores,
    Inc. .................  22,000      948,750*    16,800       573,300*#
  Fifth Third Bancorp ....  16,200    1,059,075      8,600       604,150
  First Bank System, Inc.       --           --     11,400       830,775
  First Chicago NBD Corp.   31,093    2,339,748     25,593     1,503,589
  First Data Corp. .......  46,700    1,754,169#    36,100     1,439,488
  First Union Corp. ......  59,280    2,967,705     22,240     1,698,580
  Fleet Financial Group,
    Inc. .................  26,264    1,721,933     21,264     1,177,494
  Fleetwood Enterprises,
    Inc. .................   3,800      127,537      2,900        88,450
  Fleming Companies, Inc.    4,000       73,250      3,100        50,763
  Fluor Corp. ............   8,700      466,537      6,800       462,400
  Ford Motor Co. ......... 125,900    5,696,975     95,500     3,127,625
  Fort James Corporation
    (formerly James River Corp.
    of Virginia) .........  19,900      911,669      6,900       220,800#
  Fortune Brands (formerly
    American Brands Inc.)   18,200      613,112     13,800       658,950
  Foster Wheeler Corp. ...   4,250      186,734      3,250       117,406
  Freeport McMoran Copper &
    Gold, Inc. Class B ...  21,000      605,062#    15,800       497,700
  Frontier Corporation ...  17,300      397,900         --            --
  Fruit of the Loom, Inc.
    Class A ..............   8,000      225,000*     6,200       220,875*
  GPU, Inc. ..............  12,700      455,612      9,700       326,163
  GTE Corp. .............. 100,900    4,578,337     78,200     3,509,225
  Gannett Co., Inc. ......  14,800    1,597,475     11,400       894,900
  Gap, Inc. ..............  28,200    1,411,762     23,200       745,300
  General Dynamics Corp. .   6,500      566,312      5,100       376,125
  General Electric Co. ... 345,300   23,501,981    133,300    13,863,182
  General Instrument Corp.      --           --     11,080       245,145*
  General Mills, Inc. ....  16,800    1,158,150     12,800       812,800
  General Motors Corp. ...  76,900    5,147,494     61,100     3,520,888

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  General RE Corp. ........  8,600  $ 1,707,100      6,700   $ 1,130,625
  General Signal Corp. ....  5,300      229,225      4,000       172,500
  Genuine Parts Co. ....... 18,875      581,586      9,750       438,750
  Georgia-Pacific Corp. ...  9,600    1,002,000      7,400       538,350
  Giant Food, Inc.
    Class A ...............  6,200      201,887      4,800       162,000
  Giddings & Lewis, Inc. ..     --           --      2,850        33,131
  Gillette Co. ............ 58,900    5,083,806     36,000     2,655,000
  Golden West Financial
    Corp. .................  6,000      538,500      4,700       317,250
  Goodrich (B.F.) Co. .....  5,700     257,925       4,400       197,450
  Goodyear Tire & Rubber
    Co. ................... 16,300    1,120,625#    12,500       606,250
  Grace (W.R.) & Co. ......  7,600      559,550      7,100       375,413*
  Grainger (W.W.), Inc. ...  5,300      471,700      4,100       325,950
  Great Atlantic & Pacific
    Tea Co., Inc. .........  4,000      127,000      3,100       101,525
  Great Lakes Chemical
    Corp. .................  6,200      305,737      5,200       278,850
  Green Tree Financial
    Corp. ................. 14,200      667,400     11,100       464,813
  Guidant Corp. ........... 15,600      873,600#        --            --
  HFS, Inc. ............... 16,700    1,243,106*    10,000       647,500*
  Halliburton Co. ......... 26,700    1,388,400     10,100       608,525
  Harcourt General, Inc. ..  7,523      372,859      5,92        323,544
  Harland (John H.) Co. ...  3,350       77,259      2,550        78,731
  Harnischfeger Industries,
    Inc. ..................  5,276      225,549      3,876       171,998
  Harrahs Entertainment,
    Inc. .................. 10,600      237,837*     8,300       147,325*
  Harris Corp. ............  8,200      375,150      3,200       219,200
  Hartford (The) Financial
    Services Group
    (formerly ITT Hartford
    Group Inc.) ........... 12,500    1,075,781      9,500       649,563
  Hasbro, Inc. ............ 13,425      377,578      6,950       285,819
  Healthsouth Corp. ....... 36,200      966,087*#       --            --
  Heinz (H.J.) Co. ........ 38,950    1,799,003     29,850     1,130,569
  Helmerich & Payne, Inc. .  2,600      208,000      2,000       107,500
  Hercules, Inc. .......... 10,600      527,350      8,600       417,100
  Hershey Foods Corp. ..... 15,000      847,500     12,500       623,438
  Hewlett-Packard Co. .....109,700    7,631,006     82,600     4,450,075
  Hilton Hotels Corp. ..... 26,500      892,719#    15,800       462,150
  Home Depot, Inc. ........ 77,072    4,017,378     38,748     2,019,740
  Homestake Mining Co. .... 15,300      234,281     11,800       178,475
  Honeywell, Inc. ......... 13,300      893,594     10,200       699,975
  Household International,
    Inc. .................. 11,200    1,267,700      7,800       739,050
  Houston Industries, Inc.  30,000      652,500     20,100       442,200
  Humana, Inc. ............ 17,200      409,575*    13,200       249,150*
  Huntington Bancshares
     Inc. ................. 16,900      608,928*        --            --
  ITT Corp. ............... 12,400      840,100*#    9,500       438,188*
  ITT Industries, Inc. .... 12,500      414,844      9,500       222,063
  Ikon Office Solutions,
    Inc. .................. 14,000      357,875#    10,500       543,375
  Illinois Tool Works,
    Inc. .................. 26,200    1,310,000      9,900       848,925
  Inco, Ltd. .............. 17,500      438,594     13,600       474,300
  Ingersoll-Rand Co. ...... 17,500      753,594      8,800       409,200
  Inland Steel Industries,
    Inc. ..................  5,200      113,750      3,900        72,638
  Intel Corp. .............172,300   15,921,597     66,400     8,420,333
  Intergraph Corp. ........     --           --      3,800        34,438*
  International Business
    Machines Corp. ........103,600   10,975,125     42,600     6,789,375
  International Flavors &
    Fragrances, Inc. ...... 11,500      563,500      8,900       404,950
  International Paper Co. . 31,800    1,750,987     24,200     1,028,500
  Interpublic Group of
    Companies, Inc. ....... 13,050      669,628      6,600       326,700
  Jefferson-Pilot Corp. ...  7,350      580,650      5,750       334,938
  Johnson & Johnson .......140,400    8,090,550    107,500     5,710,938
  Johnson Controls, Inc. ..  8,800      436,150      3,400       263,500

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Jostens, Inc. ...........  4,000   $  108,500      3,200    $   68,000
  KLA-Tencor Corp. ........  9,000      607,781*        --            --
  K Mart Corp. ............ 51,400      719,600*    39,300       437,213*
  Kaufman & Broad Home
    Corp. .................  4,100       88,919      3,200        41,200
  Kellogg Co. ............. 43,400    1,828,225#    17,100     1,160,663#
  Kerr-McGee Corp. ........  4,900      337,181#     4,000       280,000
  Keycorp ................. 22,800    1,450,650     18,600       974,175
  Kimberly Clark Corp. .... 58,784    2,876,742     22,742     2,223,031
  King World Productions,
    Inc. ..................  3,900      168,675      3,100       118,188*
  Knight Ridder, Inc. .....  9,500      518,937#     7,700       323,400
  Kroger Co. .............. 26,800      809,025*    10,100       465,863*#
  LSI Logic Corp. ......... 14,900      478,662*#   10,400       313,300*
  Laidlaw, Inc. Class B
    Non-Voting ............ 34,600      516,837     25,300       309,925
  Lilly (Eli) & Co. ....... 58,700    7,069,681     44,200     3,381,300
  Limited, Inc. ........... 28,500      696,469     21,800       392,400
  Lincoln National Corp. .. 10,700      744,987      8,400       452,550
  Liz Claiborne, Inc. .....  7,500      412,031      5,900       250,013
  Lockheed Martin Corp. ... 20,557    2,191,890     16,157     1,464,228
  Loews Corp. ............. 12,200    1,377,837      9,300       862,575
  Longs Drug Stores Corp. .  4,100      109,419      1,700        85,213
  Louisiana Land &
    Exploration Co. .......  3,600      281,925      2,800       167,300
  Louisiana-Pacific Corp. . 11,500      287,500      8,800       199,100
  Lowe's Companies, Inc. .. 18,200      707,525     13,900       564,688
  Luby's Cafeterias, Inc. .     --           --      1,950        42,900
  Lucent Technologies,
    Inc. .................. 67,790    5,516,411#    51,390     2,633,738*#
  MBIA, Inc. ..............  4,700      589,556         --            --
  MBNA Corp. .............. 35,187    1,425,073     17,925       723,722
  MCI Communications Corp.  72,800    2,136,225     55,600     1,699,275
  MGIC Investment Corp. ... 12,000      687,750      4,800       359,400
  Mallinckrodt Group, Inc.   7,600      273,600      6,000       264,000
  Manor Care, Inc. ........  6,700      222,775      5,100       128,775
  Marriott International,
     Inc. ................. 13,400      952,237     10,300       574,225
  Marsh & McLennan
    Companies, Inc. ....... 17,700    1,356,262#     5,800       657,575
  Masco Corp. ............. 17,300      792,556     13,000       474,500
  Mattel, Inc. ............ 30,752    1,018,660     22,052       680,856
  May Department Stores
    Co. ................... 24,800    1,351,600     20,100       979,875
  Maytag Corp. ............ 10,400      354,900      8,200       156,825
  McDermott International,
    Inc. ..................  5,800      211,700      4,400        78,100
  McDonald's Corp. ........ 72,500    3,452,812     56,400     2,636,700
  McDonnell Douglas Corp. .     --           --     17,400       920,025
  McGraw-Hill Companies,
    Inc. .................. 10,600      717,487      8,000       364,000
  Mead Corp. ..............  5,500      397,375      4,300       254,775
  Medtronic, Inc. ......... 49,200    2,312,400     19,400     1,282,825
  Mellon Bank Corp. ....... 26,500    1,450,875     10,550       762,238
  Mercantile Stores Co.,
    Inc. ..................  3,900      245,456      3,000       150,750
  Merck & Co., Inc. .......127,300   12,722,044     98,200     8,150,600#
  Meredith Corp. ..........  5,700      188,812      2,200       113,300
  Merrill Lynch & Co.,
    Inc. .................. 34,900    2,589,144     13,600     1,091,400
  Micron Technology, Inc. . 22,200      770,062*#   16,800       556,500
  Microsoft Corp. .........126,300   16,715,067*#   48,300     7,580,081*
  Millipore Corp. .........  4,600      225,975      3,500       143,063
  Minnesota Mining &
    Manufacturing Co. ..... 43,900    4,060,750     33,800     2,830,750
  Mirage Resorts Inc. ..... 18,800      566,350*#       --            --
  Mobil Corp. ............. 83,000    6,142,000     31,800     3,847,800
  Monsanto Co. ............ 62,100    2,421,900     47,300     1,880,175
  Moore Corp., Ltd. .......  9,300      176,700      8,100       170,100
  Morgan (J.P.) & Co.,
    Inc. .................. 18,800    2,136,150     15,000     1,415,625#
  Morgan Stanley Group,
    Inc. .................. 62,009    3,352,362     12,300       739,538

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Morton International,
    Inc. .................. 14,600   $  518,300     11,500    $  464,313
  Motorola, Inc. .......... 62,900    4,520,937     47,900     2,652,463
  Nacco Industries, Inc.
    Class A ...............    800       94,050        800        38,200
  Nalco Chemical Co. ......  6,900      276,431      5,500       209,688
  National City Corp. ..... 22,600    1,391,312     17,900       830,113
  National Semiconductor
    Corp. ................. 15,300      627,300*    11,200       274,400*
  National Service Industries,
    Inc. ..................  4,800      210,900      3,900       136,500
  NationsBank Corp. ....... 75,176    4,651,515#    23,571     2,442,545#
  Navistar International
    Corp. .................  7,770      214,646*     6,070        57,665*
  New York Times Class A .. 10,100      530,250      7,900       295,263
  Newell Co. .............. 16,900      676,000#    12,800       396,800
  Newmont Mining Corp. .... 16,513      742,053      8,015       383,718
  Nextlevel Systems
    Inc. .................. 15,480      259,290*        --            --
  Niagara Mohawk Power
    Corp. ................. 15,100      144,394*    11,700       102,375*
  Nicor, Inc. .............  5,000      187,500      4,100       151,188
  Nike, Inc. Class B ...... 30,400    1,611,200#    23,200     1,319,500
  Noram Energy Corp. ......     --           --     11,100       172,050
  Nordstrom, Inc. .........  8,400      535,500      6,600       287,513
  Norfolk Southern Corp. .. 13,200    1,362,900     10,200       918,000
  Northern States Power Co.
    MN ....................  7,800      388,050      5,600       263,900#
  Northern Telecom, Ltd. .. 27,600    2,868,675     20,800     1,367,600
  Northrop Grumman Corp. ..  7,000      849,625      4,700       390,688
  Norwest Corp. ........... 39,600    2,425,500     29,900     1,397,825
  Novell, Inc. ............ 36,700      329,727*    28,500       315,281*
  Nucor Corp. .............  9,300      489,994      7,100       386,063
  Nynex Corp. .............     --           --     35,400     1,641,675
  Occidental Petroleum
     Corp. ................ 34,800      902,625     26,100       626,400
  Ohio Edison Co. ......... 16,100      377,344     12,300       282,900
  Oneok, Inc. .............  2,800       91,350      2,200        60,500
  Oracle Systems Corp. ....103,162    3,762,189*#   52,775     2,592,572*
  Oryx Energy Co. ......... 11,100      282,356*     8,500       176,375*
  Owens Corning . .........  5,600      204,400      4,200       180,075
  Owens-Illinois Inc. ..... 14,800      502,275*        --            --
  PECO Energy Co. ......... 23,400      548,437     17,900       456,450
  PNC Bank Corp. .......... 32,350    1,579,084     27,550     1,088,225
  PP&L Resources, Inc. .... 17,300      378,438     13,000       297,375
  PPG Industries, Inc. .... 18,900    1,184,794     15,000       918,750
  Paccar, Inc. ............  8,120      452,690      3,160       210,930
  PacifiCorp .............. 31,100      695,862     23,800       499,800
  Pacific Enterprises .....  8,700      294,712      6,900       211,313
  Pacific Gas & Electric
    Co. ................... 46,100    1,068,944     33,600       810,600#
  Pacific Telesis Group         --           --     34,600     1,280,200
  Pall Corp. .............. 13,266      286,048      9,366       244,687
  Panenergy Corp. .........     --           --     12,200       536,800
  Parametric Technology
    Corp. ................. 13,400      590,856*#       --            --
  Parker-Hannifin Corp. ... 11,625      523,125      6,050       245,781
  Penney (J.C.) Co., Inc. . 26,100    1,520,325     18,100       972,875
  Pennzoil Co. ............  5,000      398,437      3,800       213,750
  Peoples Energy Corp. ....  3,700      139,444      2,900       105,125
  Pep Boys-- Manny, Moe
    & Jack ................  6,600      179,850      5,100       186,788
  Pepsico, Inc. ...........161,500    6,550,844    126,500     3,779,188
  Perkin Elmer Corp. ......  4,700      343,394#     3,500       215,688
  Pfizer, Inc. ............136,300    8,186,519     51,900     4,651,538
  Pharmacia & Upjohn, Inc.  53,580    1,955,670     40,980     1,582,853
  Phelps Dodge Corp. ......  6,400      496,800      5,300       384,913
  Philip Morris Companies,
    Inc. ..................255,400   10,615,062     66,100     6,816,563
  Phillips Petroleum Co. .. 27,900    1,440,337     21,300       961,163

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Pioneer Hi-Bred
     International, Inc. ..  8,800   $  800,800      6,700   $   467,325
  Pitney Bowes, Inc. ...... 15,300    1,272,769     12,000       708,000
  Placer Dome, Inc. ....... 25,200      481,950     19,400       458,325
  Polaroid Corp. ..........  4,800      245,700      3,700       157,713
  Potlatch Corp. ..........  2,900      145,906      2,300       101,775
  Praxair, Inc. ........... 16,700      854,831     12,600       612,675
  Procter & Gamble Co. ....142,432    9,836,710     55,316     6,015,615
  Progressive Corp. .......  7,600      814,150#        --            --
  Providian Corp. .........  9,800      388,937      7,600       406,600
  Public Service Enterprise
    Group, Inc. ........... 24,600      633,450     19,700       563,913#
  Pulte Corp. .............  2,100       80,325      1,900        58,188
  Quaker Oats Co. ......... 14,600      735,475     10,900       429,188
  Ralston Purina Group .... 11,200      991,200      8,600       657,900
  Raychem Corp. ...........  4,700      397,150      3,700       315,425
  Raytheon Co. ............ 24,900    1,472,212     19,100       976,488
  Reebok International,
    Ltd. ..................  5,800      282,387      4,500       171,000
  Republic New York Corp. .  5,800      659,025      4,500       397,125
  Reynolds Metals Co. .....  7,700      545,256      5,200       309,400
  Rite Aid Corp. .......... 12,900      715,144      6,800       269,450
  Rockwell International
    Corp. ................. 22,300    1,403,506     17,700     1,137,225
  Rohm & Haas Co. .........  6,600      633,187      5,300       422,013
  Rowan Companies, Inc. ...  9,100      324,187*     6,900       163,013
  Royal Dutch Petroleum
    Co. ...................226,000   12,543,000*    43,200     7,338,600
  Rubbermaid, Inc. ........ 15,800      403,887     12,100       290,400
  Russell Corp. ...........  3,900      114,806      3,100        89,125
  Ryans Family Steak Houses,
    Inc. ..................     --           --      4,100        28,316*
  Ryder System, Inc. ......  8,200      294,687      6,600       200,475
  SBC Communications,
    Inc. .................. 96,404    5,916,795     49,200     2,589,150
  Safeco Corp. ............ 13,200      698,775     10,200       425,850
  Safety Kleen Corp. ......  6,100      146,019      4,700        74,613
  Saint Jude Medical,
     Inc. .................  9,650      338,353*#    6,55       0274,281*
  Saint Paul Companies,
     Inc. .................  8,800      717,750      6,800       400,350
  Salomon, Inc. ........... 11,400      857,137      8,500       387,813#
  Santa Fe Energy Resources,
    Inc. ..................     --           --      7,280       105,560*
  Santa Fe Pacific Corp.        --           --     10,654       122,521*
  Sara Lee Corp. .......... 50,600    2,605,900#    39,200     1,538,600
  Schering-Plough Corp. ... 77,100    3,970,650     29,800     2,123,250
  Schlumberger, Ltd. ...... 52,300    4,403,006     19,800     2,059,200
  Schwab (Charles) Corp. .. 27,950      999,213#        --            --
  Scientific-Atlanta,
     Inc. .................  8,200      185,525      6,200        96,100
  Seagate Technology,
     Inc. ................. 25,700      928,412*    17,000       671,500*
  Seagram Co., Ltd. ....... 39,000    1,374,750     30,200     1,234,425#
  Sears, Roebuck & Co. .... 41,300    2,351,519     31,600     1,572,100
  Service Corp.
    International ......... 26,400      849,750     19,100       575,388
  Shared Medical Systems
    Corp. .................  2,700      142,762      1,900        94,050
  Sherwin-Williams Co. .... 18,100      532,819      6,900       391,575
  Shoney's, Inc.                --           --      3,900        32,175*
  Sigma-Aldrich Corp. ..... 10,600      348,806      4,100       257,275
  Silicon Graphics, Inc. .. 18,600      488,250*#   13,900       276,263*
  Snap-On, Inc. ...........  6,300      290,193      4,900       177,625
  Sonat, Inc. .............  9,100      462,963      7,000       362,250
  Southern Co. ............ 72,300    1,631,269     54,400     1,210,400
  Southwest Airlines Co. .. 15,400      491,837     11,700       289,575
  Springs Industries, Inc.
    Class A ...............  2,150      112,875      1,750        81,375
  Sprint Corp. ............ 45,400    2,270,000     34,700     1,453,063
  Stanley Works ...........  9,300      399,900      7,200       212,400
  State Street Corp. ...... 17,100    1,042,031         --            --
  Stone Container Corp. ... 10,500      163,406      8,000       123,000
  Stride Rite Corp. .......  5,000       67,812      4,000        40,000

See accompanying notes to financial statements.

STATEMENTS OF NET ASSETS                        THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Sun Company, Inc. .......  7,700   $  337,356      6,000     $ 150,000
  Sun Microsystems ........ 38,740    1,812,306*    14,820       862,339*
  Sunamerica Inc. ......... 20,550      805,303         --            --
  Suntrust Banks, Inc. .... 22,500    1,528,594     18,000       913,500
  Supervalu, Inc. .........  6,400      251,200      5,500       162,938
  Sysco Corp. ............. 18,400      679,650     14,700       501,638
  TJX Companies, Inc. ..... 17,200      525,675      5,900       266,238
  TRW, Inc. ............... 13,100      718,862      5,300       516,088
  Tandem Computers, Inc. ..     --        --         9,500       129,438*
  Tandy Corp. ............. 11,230      377,609      4,815       202,832
  Tektronix, Inc. .........  3,500      236,031      2,700       131,625
  Tele-Communications, Inc.
    Class A ............... 53,300    1,090,984*    52,700       714,744*
  Tellabs, Inc. ........... 19,000      979,687*#   14,400       575,100*
  Temple-Inland, Inc. .....  6,000      384,000      4,500       241,875
  Tenet Healthcare Corp. .. 32,000      932,000*    17,400       389,325*
  Tenneco, Inc. ........... 18,000      861,750     13,800       703,800
  Texaco, Inc. ............ 55,600    3,415,925     21,400     2,121,275
  Texas Instruments, Inc. . 20,200    2,729,525     15,300       975,375
  Texas Utilities Co. ..... 25,297      910,692     18,100       714,950
  Textron, Inc. ........... 17,400    1,131,000      6,600       629,475
  Thermo-Electron Corp. ... 15,900      636,000*        --            --
  Thomas & Betts Corp. ....  5,800      316,825      3,300       149,325
  Time Warner, Inc. ....... 59,160    3,205,732     45,960     1,872,870#
  Times Mirror Co.
    Class A ............... 10,100      554,869      8,400       439,950
  Timken Co. ..............  6,500      260,406      2,600       118,625
  Torchmark Corp. ......... 14,500      569,125      5,850       304,200
  Toys 'R' Us, Inc. ....... 30,100    1,068,550*    22,100       762,450*
  Transamerica Corp. ......  6,900      686,550      5,400       428,625
  Travelers Group, Inc. ... 67,496    4,606,583     51,796     2,330,822
  Tribune Co. ............. 13,000      693,062      5,000       432,500
  Trinova Corp. ...........     --           --      2,300        83,950
  Tupperware Corp. ........  6,400      180,000      5,000       265,000
  Tyco International,
    Ltd. .................. 28,200    2,314,162*    12,300       673,425
  UNUM Corp. .............. 14,800      675,250      6,000       426,750
  US Airways Group Inc. ...  8,200      339,275*     5,200       120,900*
  US Bancorp .............. 25,898    2,499,157     12,500       535,938
  US West, Inc.
    Communications Group .. 50,500    1,944,250     38,500     1,203,125
  US West, Inc. Media
    Group ................. 63,800    1,423,537*    50,400       963,900*
  USF&G Corp. ............. 11,600      266,075      9,500       190,000
  USLIFE Corp. ............     --           --      2,825        87,222
  UST, Inc. ............... 19,300      589,856     15,200       495,900
  USX-Marathon Group,
    Inc. .................. 30,500    1,134,219     23,200       530,700
  USX-US Steel Group ......  9,020      313,445      6,820       205,453
  Unicom Corp., Inc. ...... 22,900      535,287#    17,400       463,275
  Unilever NV ............. 16,900    3,593,362     12,900     2,233,313
  Union Camp Corp. ........  7,200      444,150      5,600       275,100
  Union Carbide Corp. ..... 13,100      637,806#    10,500       484,313
  Union Electric Co. ...... 10,800      415,125      8,200       325,950
  Union Pacific Corp. ..... 26,000    1,628,250     19,700     1,147,525
  Union Pacific Resources
    Group, Inc. ........... 26,876      703,815     20,076       599,771*#
  Unisys Corp. ............ 18,400      281,750*#   14,000       106,750*
  United Healthcare Corp. . 19,900      995,000#    14,800       638,250
  United States Surgical
    Corp. .................  7,700      224,744      5,100       204,638
  United Technologies
    Corp. ................. 24,800    2,008,800#     9,800     1,374,450
  Unocal Corp. ............ 26,200    1,133,150#    20,000       815,000
  VF Corp. ................  6,800      629,850      5,200       352,950
  Viacom, Inc. Class B .... 37,134    1,174,363*    28,834     1,088,484*
  WMX Technologies, Inc. .. 47,900    1,673,506     39,600     1,425,600
  Wachovia Corp. .......... 17,000    1,224,000     13,500       810,000
  Wal-Mart Stores, Inc. ...238,700    8,742,387    185,200     4,722,600
  Walgreen Co. ............ 51,800    1,327,375     19,900       830,825

--------------------------------------------------------------------------------
                             SEPTEMBER 30, 1997       NOVEMBER 30, 1996
                           ----------------------  -----------------------
                               (UNAUDITED)
                            SHARES  VALUE(DAGGER)   SHARES  VALUE (DAGGER)
                           -------  -------------  -------  --------------
  Washington Mutual Inc.
    (formerly Great Western
    Financial Corp.) ...... 26,520   $1,848,112     11,100    $  345,488
  Warner-Lambert Co. ...... 28,700    3,872,706     21,900     1,565,850
  Wells Fargo & Co. .......  9,399    2,584,725      7,599     2,162,865
  Wendy's International,
    Inc. .................. 13,900      295,375     10,400       222,300
  Western Atlas, Inc. .....  5,700      501,600*     4,400       310,200*
  Westinghouse Electric
    Corp. ................. 68,300    1,848,369     34,000       637,500#
  Westvaco Corp. .......... 10,550      380,459      8,250       233,063
  Weyerhaeuser Co. ........ 21,000    1,246,875     16,000       736,000
  Whirlpool Corp. .........  7,800      517,237      6,000       300,000
  Whitman Corp. ........... 10,700      291,575      8,500       195,500
  Willamette Industries,
    Inc. .................. 11,600      443,700      4,500       304,875
  Williams Companies,
    Inc. .................. 16,735      783,407      8,457       474,649
  Winn-Dixie Stores,
    Inc. .................. 15,700      556,369#    12,200       410,225
  Woolworth Corp. ......... 14,200      314,175*    10,700       256,800*
  Worldcom, Inc. .......... 95,220    3,365,432*    31,320       726,233*#
  Worthington Industries,
    Inc. .................. 10,075      203,704      7,375       147,039
  Wrigley (Wm.) Jr.
    Co. ................... 12,300      926,344      9,400       548,725
  Xerox Corp. ............. 34,200    2,879,212     26,200     1,287,075
                                    -----------           --------------

TOTAL COMMON STOCKS --
  (Cost 485,574,231 and
    317,115,248,
    respectively) .........        $773,283,237             $464,364,945
                                   ------------             ------------

                                                     FACE
                                                    AMOUNT
                                VALUE(DAGGER)       (000)        VALUE(DAGGER)
                               -------------        ------      --------------

TEMPORARY CASH INVESTMENTS --
  (0.0% and 0.6%, respectively)
  Repurchase Agreement, PNC
  Securities Corp. 5.45%, 12/02/96
  (Collateralized by U.S. Treasury
  Bills, 4.93%, 01/16/97)
  (Cost 2,599,000) ........                         $2,599       $  2,599,000
                                                                 ------------

TOTAL INVESTMENTS --
  (99.6% and 100.1%, respectively)
  (Cost 485,574,231 and
  319,714,248,
  respectively) ...........                    773,283,237        466,963,945
                                              ------------       ------------

OTHER ASSETS AND LIABILITIES --
  (0.4% and (0.1%), respectively)
  Other Assets ............                      5,043,387          1,553,594
  Payable for Investment
    Securities Purchased ..                             --         (2,008,214)
  Loan Payable ............                     (1,044,500)                --
  Other Liabilities .......                       (802,232)           (68,292)
                                              ------------       ------------
                                                 3,196,655           (522,912)
                                              ------------       ------------
NET ASSETS-- (100.0%) .....                   $776,479,892       $466,441,033
                                              ============       ============
--------------------
(DAGGER)See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Securities on Loan


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS                        THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                 (AMOUNTS IN THOUSANDS)

                                                             TEN MONTHS             YEAR
                                                                ENDED               ENDED
                                                              SEPT. 30,           NOV. 30,
                                                                1997                1996
                                                             -----------          ---------
                                                             (UNAUDITED)
INVESTMENT INCOME
   Dividends ...............................................    $ 9,283            $ 5,468
   Interest ................................................        113                 98
   Income From Securities Lending ..........................         33                  7
                                                               --------            -------
     Total Investment Income ...............................      9,429              5,573
                                                               --------            -------
EXPENSES
   Investment Advisory Services ............................        127                 62
   Accounting & Transfer Agent Fees ........................         76                 67
   Custodian's Fee .........................................         91                 64
   Legal Fees ..............................................          5                 71
   Audit Fees ..............................................          9                  9
   Shareholders' Reports ...................................          7                  5
   Trustees' Fees and Expenses .............................          1                  3
   Other ...................................................         39                 10
                                                               --------            -------
     Total Expenses ........................................        355                291
                                                               --------            -------
     NET INVESTMENT INCOME .................................      9,074              5,282
                                                               --------            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Investment Securities ..........      1,079                (18)

Change in Unrealized Appreciation (Depreciation)
   of Investment Securities ................................    140,459             63,985
                                                               --------            -------
   NET GAIN ON INVESTMENT SECURITIES .......................    141,538             63,967
                                                               --------            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $150,612            $69,249
                                                               ========            =======


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS             THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

                                                                                (AMOUNTS IN THOUSANDS)

                                                                 TEN MONTHS            YEAR             YEAR
                                                                    ENDED              ENDED            ENDED
                                                                  SEPT. 30,          NOV. 30,         NOV. 30,
                                                                    1997               1996             1995
                                                                 -----------         --------         ---------
                                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ........................................   $  9,074          $  5,282          $ 1,965
   Net Realized Gain (Loss) on  Investment Securities ...........      1,079               (18)             172
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities ......................................    140,459            63,985           21,274
                                                                    --------          --------          -------
     Net Increase in Net Assets Resulting from Operations .......    150,612            69,249           23,411
                                                                    --------          --------          -------
Distributions From:
   Net Investment Income ........................................         --            (1,215)          (1,886)
   Net Realized Gains ...........................................         --              (686)              --
                                                                    --------          --------          -------
     Total Distributions ........................................         --            (1,901)          (1,886)
                                                                    --------          --------          -------
Capital Share Transactions(1):
   Shares Issued ................................................         --            32,324           31,424
   Shares Issued in Lieu of Cash Distributions ..................         --             1,744            1,585
   Shares Redeemed ..............................................         --           (10,535)          (6,073)
                                                                    --------          --------          -------
     Net Increase from Capital Share Transactions ...............         --            23,533           26,936
                                                                    --------          --------          -------
Transactions in Interest(1):
   Contributions ................................................    220,376           309,297               --
   Withdrawals ..................................................    (60,949)          (30,855)              --
                                                                    --------          --------          -------
     Net Increase from Transactions in Interest .................    159,427           287,442               --
                                                                    --------          --------          -------
     Total Increase .............................................    310,039           369,323           48,461
                                                                    --------          --------          -------
NET ASSETS
   Beginning of Period ..........................................    466,441            97,118           48,657
                                                                    --------          --------          -------
   End of Period ................................................   $776,480          $466,441          $97,118
                                                                    ========          ========          =======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ................................................         --             2,257            2,738
   Shares Issued in Lieu of Cash Distributions ..................         --               121              135
   Shares Redeemed                                                        --              (754)            (484)
                                                                    --------          --------          -------
                                                                          --             1,624            2,389
                                                                    ========          ========          =======

----------------
(1) Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996. Transactions in Interest are reported for the period June 1 through November 30, 1996 and subsequent periods. Effective June 1, 1996, the Series was reorganized as a partnership.


See accompanying notes to financial statements.

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FINANCIAL HIGHLIGHTS                            THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                      TEN MONTHS        YEAR            YEAR            YEAR          FEB. 8
                                                        ENDED           ENDED           ENDED           ENDED           TO
                                                      SEPT. 30,       NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                        1997           1996(2)          1995            1994           1993
                                                     -----------      --------        --------        --------       --------
                                                     (UNAUDITED)

Net Asset Value, Beginning of Period(2) ............         --        $  13.48         $ 10.11        $ 10.27        $ 10.00
                                                       --------        --------         -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS(2)
   Net Investment Income ...........................         --            0.15            0.30           0.28           0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized) .....................         --            1.41            3.36          (0.14)          0.26
                                                       --------        --------         -------        -------        -------
   Total from Investment Operations ................         --            1.56            3.66           0.14           0.50
                                                       --------        --------         -------        -------        -------
LESS DISTRIBUTIONS(2)
   Net Investment Income ...........................         --           (0.16)          (0.29)         (0.29)         (0.23)
   Net Realized Gains ..............................         --           (0.08)             --          (0.01)            --
                                                       --------        --------         -------        -------        -------
        Total Distributions ........................         --           (0.24)          (0.29)         (0.30)         (0.23)
                                                       --------        --------         -------        -------        -------
Net Asset Value, End of Period(2) ..................         --        $  14.80         $ 13.48         $10.11         $10.27
                                                       ========        ========         =======        =======        =======
Total Return(2) ....................................         --           11.60%#         36.77%          1.30%          5.05%#
Net Assets, End of Period (thousands) ..............   $776,480        $466,441         $97,118        $48,657        $37,853
Ratio of Expenses to Average Net Assets ............       0.07%*          0.12%           0.02%(a)       0.02%(a)       0.02%*(a)
Ratio of Net Investment Income to Average
   Net Assets ......................................       1.78%*          2.12%           2.61%(a)       2.83%(a)       2.87%*(a)
Portfolio Turnover Rate ............................       4.67%          14.09%           2.38%          8.52%         34.36%*
Average Commission Rate(1) .........................   $ 0.0202        $ 0.0212             N/A            N/A            N/A

----------------
*    Annualized
 #   Non-Annualized
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(2) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS                   THE DFA INVESTMENT TRUST COMPANY

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 1997, The Trust currently offers sixteen portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

     Information included within these Notes to Financial Statements as of and for the period ended September 30, 1997 is unaudited.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series' custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1996.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the ten months ended September 30, 1997 and the year ended November 30, 1996, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Through November 30, 1995, the Advisor had agreed to bear all of the ordinary operating expenses of the Series except for the advisory fee. Effective December 1, 1995, the Series is obligated to bear all of its expenses including its advisory fee.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities (amounts in thousands):

                                       TEN MONTHS          YEAR
                                          ENDED            ENDED
                                        SEPT. 30,         NOV. 30,
                                          1997             1996
                                      -----------        ---------
                                      (UNAUDITED)
 Purchases                              $189,744          $282,929
 Sales                                    23,621            34,231

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

                                           TEN MONTHS          YEAR
                                              ENDED            ENDED
                                            SEPT. 30,         NOV. 30,
                                              1997             1996
                                          -----------        ---------
                                          (UNAUDITED)
Gross Unrealized Appreciation ............  $290,940          $150,865
Gross Unrealized Depreciation ............    (3,231)           (3,615)
                                            --------          --------
Net ......................................  $287,709          $147,250
                                            ========          ========
F.   LINE OF CREDIT:

     In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million per portfolio. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the ten months ended September 30, 1997 and year ended November 30, 1996, the Series borrowed against the line of credit as follows:

                                                          WEIGHTED         WEIGHTED        NUMBER OF      INTEREST
                                                           AVERAGE          AVERAGE          DAYS          EXPENSE
                                                        INTEREST RATE    LOAN BALANCE     OUTSTANDING     INCURRED
                                                        -------------    ------------     -----------     --------
Ten Months Ended September 30, 1997 (Unaudited) ........     6.06%        $1,401,351          19           $6,616
Year Ended November 30, 1996 ...........................     5.78%           550,235          10            1,502

     There was an outstanding balance of $1,044,500 under the line of credit at September 30, 1997. There were no outstanding borrowings under the line of credit at November 30, 1996.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series and the related collateral cash received is as follows:

                                                   SEPT. 30,          NOV. 30,
                                                     1997               1996
                                                 -----------        -----------
                                                 (UNAUDITED)
   Value of Securities on Loan ..................$55,519,629        $28,816,339
   Value of Collateral and Indemnification ...... 57,263,342         29,392,666

REPORT OF INDEPENDENT ACCOUNTANTS               THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The U.S. Large Company Series of The DFA Investment Trust Company as of November 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1996, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all materials respects, the financial position of The U.S. Large Company Series of The DFA Investment Trust Company as of November 30, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 17, 1997

[LOGO OMITTED]                                             COMPASS CAPITAL FUNDS



Investment Adviser
   PNC Asset Management Group, Inc.
   Philadelphia, Pennsylvania 19103

Sub-Adviser -- Large Cap Value Equity Portfolio, Mid-Cap Value Equity Portfolio, Small Cap Value Equity Portfolio, Select Equity Portfolio and Balanced Portfolio
   Provident Capital Management,Inc.
   Philadelphia, Pennsylvania 19103

Sub-Adviser -- Large Cap Growth Equity Portfolio, Mid-Cap Growth Equity Portfolio, and Small Cap Growth Equity Portfolio
   PNC Equity Advisors Company
   Philadelphia, Pennsylvania 19103

Sub-Adviser -- Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Adviser -- International Equity Portfolio, International Small Cap Equity Portfolio and International Emerging Markets Portfolio
   CastleInternational Asset Management Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   Compass Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   Compass Capital Group, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   Coopers & Lybrand, L.L.P.
   Philadelphia, Pennsylvania 19103

COMPASS CAPITAL FUNDS                                             [LOGO OMITTED]


                                 FUND SPECTRUM

COMPASS CAPITAL FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $13 BILLION IN 31 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(SERVICE MARK)

STOCK PORTFOLIOS
      Large Cap Value Equity               International Equity
      Large Cap Growth Equity              International Small Cap Equity
      Mid-Cap Value Equity                 International Emerging Markets
      Mid-Cap Growth Equity                Select Equity
      Small Cap Value Equity               Index Equity
      Small Cap Growth Equity

STOCK & BOND PORTFOLIO
      Balanced

BOND PORTFOLIOS
      Low Duration Bond                    Government Income
      Intermediate Government Bond         Managed Income
      Intermediate Bond                    International Bond
      Core Bond

TAX-FREE BOND PORTFOLIOS
      Tax-Free Income                      New Jersey Tax-Free Income
      Pennsylvania Tax-Free Income         Ohio Tax-Free Income

MONEY MARKET PORTFOLIOS
      Money Market                         North Carolina Municipal Money Market
      U.S. Treasury Money Market           Ohio Municipal Money Market
      Municipal Money Market               Pennsylvania Municipal Money Market
      New Jersey Municipal Money Market    Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.compassfunds.com.

EXCHANGE  PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of Compass Capital Funds. (1)

AUTOMATIC  INVESTMENT  PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the Compass Capital portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their Compass Capital portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT  THE COMPASS FUNDS
If you would like additional reports or have questions regarding any of the 31 Compass Capital Funds, please call 1-888-4COMPASS. (1) Compass Capital Funds reserves the right to modify or terminate the exchange privileges at any time.

COMPASS CAPITAL FUNDS
[LOGO OMITTED]

PURE INVESTMENT STYLE(SERVICE MARK)

P.O. BOX 8907
WILMINGTON, DE 19899

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                                                                   AR 9/30/97-EP